John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 9.9%
Entertainment – 1.9%
Netflix, Inc. (A)	49,309	$19,488,396
ROBLOX Corp., Class A (A)	164,160	6,871,738
		26,360,134
Interactive media and services – 6.5%
Alphabet, Inc., Class A (A)	254,724	31,297,938
Alphabet, Inc., Class C (A)	253,517	31,276,392
Meta Platforms, Inc., Class A (A)	113,698	30,098,135
		92,672,465
Media – 0.5%
The Trade Desk, Inc., Class A (A)	108,895	7,631,362
Wireless telecommunication services – 1.0%
T-Mobile US, Inc. (A)	98,443	13,511,302
		140,175,263
Consumer discretionary – 22.8%
Automobiles – 4.0%
Tesla, Inc. (A)	275,136	56,108,484
Broadline retail – 6.7%
Amazon.com, Inc. (A)	600,745	72,437,832
MercadoLibre, Inc. (A)	18,478	22,894,242
		95,332,074
Hotels, restaurants and leisure – 3.4%
Airbnb, Inc., Class A (A)	102,549	11,256,804
Chipotle Mexican Grill, Inc. (A)	4,427	9,192,621
Marriott International, Inc., Class A	75,772	12,713,784
McDonald's Corp.	32,487	9,262,369
Starbucks Corp.	61,011	5,957,114
		48,382,692
Specialty retail – 3.9%
O'Reilly Automotive, Inc. (A)	16,311	14,733,889
The Home Depot, Inc.	58,614	16,614,138
The TJX Companies, Inc.	184,068	14,134,582
Ulta Beauty, Inc. (A)	24,028	9,847,395
		55,330,004
Textiles, apparel and luxury goods – 4.8%
Lululemon Athletica, Inc. (A)	60,057	19,934,720
LVMH Moet Hennessy Louis Vuitton SE	40,038	35,006,336
NIKE, Inc., Class B	125,329	13,192,131
		68,133,187
		323,286,441
Consumer staples – 3.1%
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	54,587	27,924,526
Personal care products – 1.1%
L'Oreal SA	36,727	15,724,517
		43,649,043
Energy – 0.7%
Energy equipment and services – 0.7%
Schlumberger, Ltd.	221,881	9,503,163
Financials – 9.4%
Capital markets – 2.2%
Moody's Corp.	20,432	6,474,492
S&P Global, Inc.	49,552	18,206,891
The Goldman Sachs Group, Inc.	20,546	6,654,849
		31,336,232
Consumer finance – 0.5%
American Express Company	42,422	6,726,432
Financial services – 6.7%
Adyen NV (A)(B)	9,735	15,944,383
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Mastercard, Inc., Class A	100,074	$36,529,011
Visa, Inc., Class A	196,619	43,458,698
		95,932,092
		133,994,756
Health care – 11.5%
Biotechnology – 1.0%
Vertex Pharmaceuticals, Inc. (A)	46,690	15,107,483
Health care equipment and supplies – 2.1%
DexCom, Inc. (A)	105,584	12,380,780
Intuitive Surgical, Inc. (A)	56,553	17,409,276
		29,790,056
Health care providers and services – 1.6%
UnitedHealth Group, Inc.	46,570	22,690,767
Life sciences tools and services – 0.5%
Thermo Fisher Scientific, Inc.	13,253	6,738,620
Pharmaceuticals – 6.3%
AstraZeneca PLC, ADR	211,511	15,457,224
Eli Lilly & Company	102,399	43,976,275
Novo Nordisk A/S, ADR (C)	186,978	30,002,490
		89,435,989
		163,762,915
Industrials – 1.9%
Ground transportation – 1.9%
Uber Technologies, Inc. (A)	706,930	26,813,855
Information technology – 38.7%
IT services – 1.3%
MongoDB, Inc. (A)	12,456	3,659,448
Snowflake, Inc., Class A (A)	90,746	15,005,759
		18,665,207
Semiconductors and semiconductor equipment – 15.9%
Advanced Micro Devices, Inc. (A)	412,485	48,759,852
ASML Holding NV, NYRS	31,810	22,996,403
Broadcom, Inc.	41,493	33,524,684
Micron Technology, Inc.	100,295	6,840,119
NVIDIA Corp.	298,879	113,077,881
		225,198,939
Software – 15.0%
Adobe, Inc. (A)	50,149	20,951,751
Atlassian Corp., Class A (A)	40,827	7,381,113
Cadence Design Systems, Inc. (A)	65,077	15,026,930
Crowdstrike Holdings, Inc., Class A (A)	73,732	11,806,705
Microsoft Corp.	370,195	121,568,336
Salesforce, Inc. (A)	85,628	19,127,583
ServiceNow, Inc. (A)	29,371	16,000,733
		211,863,151
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	522,032	92,530,172
		548,257,469
Real estate – 1.0%
Specialized REITs – 1.0%
American Tower Corp.	76,975	14,197,269
TOTAL COMMON STOCKS (Cost $650,079,908)		$1,403,640,174
PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.6%
Automobiles – 0.6%
Dr. Ing. h.c. F. Porsche AG (A)(B)	71,297	8,876,876
TOTAL PREFERRED SECURITIES (Cost $5,765,245)		$8,876,876

1

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.5317% (D)(E)	190,765	$1,906,774
TOTAL SHORT-TERM INVESTMENTS (Cost $1,907,121)		$1,906,774
Total Investments (Capital Appreciation Fund) (Cost $657,752,274) – 99.7%		$1,414,423,824
Other assets and liabilities, net – 0.3%		3,676,287
TOTAL NET ASSETS – 100.0%		$1,418,100,111
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $1,869,777.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 66.0%
Communication services – 3.2%
Interactive media and services – 3.2%
Alphabet, Inc., Class A (A)(B)	256,507	$31,517,015
Meta Platforms, Inc., Class A (B)	24,074	6,372,869
		37,889,884
Consumer discretionary – 5.4%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (B)(C)	67,776	3,020,776
Broadline retail – 2.7%
Amazon.com, Inc. (A)(B)	270,082	32,566,488
Hotels, restaurants and leisure – 2.4%
Hilton Worldwide Holdings, Inc. (A)	46,000	6,261,520
Starbucks Corp. (A)	25,200	2,460,528
Yum! Brands, Inc. (A)	158,664	20,418,470
		29,140,518
		64,727,782
Consumer staples – 0.5%
Beverages – 0.5%
Keurig Dr. Pepper, Inc.	185,072	5,759,441
Consumer staples distribution and retail – 0.0%
Dollar General Corp. (A)	2,600	522,834
		6,282,275
Energy – 1.5%
Oil, gas and consumable fuels – 1.5%
Canadian Natural Resources, Ltd.	146,620	7,899,886
Chesapeake Energy Corp.	88,500	6,659,625
EOG Resources, Inc.	30,290	3,249,814
		17,809,325
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 7.1%
Banks – 1.2%
The PNC Financial Services Group, Inc.	125,806	$14,572,109
Capital markets – 3.5%
CME Group, Inc. (A)	3,670	656,013
Intercontinental Exchange, Inc.	220,267	23,337,289
KKR & Company, Inc. (A)	149,518	7,698,682
S&P Global, Inc. (A)	8,678	3,188,558
The Goldman Sachs Group, Inc.	22,700	7,352,530
		42,233,072
Financial services – 1.6%
Mastercard, Inc., Class A (A)	27,646	10,091,343
Visa, Inc., Class A (A)	38,296	8,464,565
		18,555,908
Insurance – 0.8%
Marsh & McLennan Companies, Inc. (A)	53,351	9,239,326
		84,600,415
Health care – 16.6%
Biotechnology – 1.8%
AbbVie, Inc.	84,000	11,588,640
Biogen, Inc. (B)	26,173	7,757,939
Karuna Therapeutics, Inc. (B)	9,431	2,136,593
		21,483,172
Health care equipment and supplies – 4.7%
Alcon, Inc.	63,667	4,954,988
Baxter International, Inc.	128,627	5,237,691
Becton, Dickinson and Company (A)	98,951	23,922,394
GE HealthCare Technologies, Inc. (A)	62,215	4,946,715
Stryker Corp. (A)	17,900	4,932,882
Teleflex, Inc.	49,343	11,583,269
		55,577,939
Health care providers and services – 2.9%
UnitedHealth Group, Inc.	71,128	34,656,407
Life sciences tools and services – 6.5%
Avantor, Inc. (B)	653,425	13,029,295
Danaher Corp.	114,422	26,273,580
Revvity, Inc.	199,637	23,022,139
Thermo Fisher Scientific, Inc.	29,264	14,879,573
		77,204,587
Pharmaceuticals – 0.7%
Eli Lilly & Company	20,559	8,829,268
		197,751,373
Industrials – 8.1%
Commercial services and supplies – 1.7%
Aurora Innovation, Inc. (B)(C)	886,770	1,250,346
Republic Services, Inc.	8,750	1,239,263
Waste Connections, Inc.	127,900	17,477,535
		19,967,144
Electrical equipment – 0.3%
AMETEK, Inc.	24,800	3,597,736
Industrial conglomerates – 0.5%
General Electric Company (A)	62,250	6,320,243
Machinery – 3.4%
Fortive Corp.	383,277	24,955,165
Ingersoll Rand, Inc. (A)	273,208	15,479,965
		40,435,130
Professional services – 2.2%
Equifax, Inc.	46,223	9,643,042

2

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TransUnion (A)	225,311	$16,217,886
		25,860,928
		96,181,181
Information technology – 17.7%
Electronic equipment, instruments and components – 1.1%
TE Connectivity, Ltd.	26,756	3,277,075
Teledyne Technologies, Inc. (B)	24,506	9,524,257
		12,801,332
Semiconductors and semiconductor equipment – 4.1%
Analog Devices, Inc.	33,300	5,917,077
NVIDIA Corp.	39,914	15,101,063
NXP Semiconductors NV (A)	99,202	17,767,078
Texas Instruments, Inc. (A)	61,435	10,682,318
		49,467,536
Software – 9.2%
Black Knight, Inc. (B)	106,593	6,158,944
Intuit, Inc.	20,612	8,638,901
Microsoft Corp. (A)	205,841	67,596,119
PTC, Inc. (B)	4,989	670,522
Roper Technologies, Inc.	34,907	15,855,458
Salesforce, Inc. (A)(B)	48,846	10,911,219
		109,831,163
Technology hardware, storage and peripherals – 3.3%
Apple, Inc.	220,400	39,065,900
		211,165,931
Materials – 0.9%
Chemicals – 0.9%
Linde PLC (A)	31,206	11,036,314
Utilities – 5.0%
Electric utilities – 2.4%
Exelon Corp.	331,937	13,161,302
Xcel Energy, Inc.	242,077	15,805,207
		28,966,509
Multi-utilities – 2.6%
Ameren Corp.	220,826	17,902,364
CenterPoint Energy, Inc.	160,619	4,531,062
DTE Energy Company	42,413	4,563,639
WEC Energy Group, Inc.	43,100	3,764,785
		30,761,850
		59,728,359
TOTAL COMMON STOCKS (Cost $701,716,796)		$787,172,839
PREFERRED SECURITIES – 0.4%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	200,320
Utilities – 0.4%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	39,932	801,835
Multi-utilities – 0.3%
CMS Energy Corp., 5.875%	75,332	1,824,541
CMS Energy Corp., 5.875%	76,563	1,863,543
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	14,343	355,706
		4,043,790
		4,845,625
TOTAL PREFERRED SECURITIES (Cost $5,354,250)		$5,045,945
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.6%
U.S. Government – 8.6%
U.S. Treasury Notes
2.750%, 08/15/2032	$9,082,300	$8,445,475
3.500%, 02/15/2033	52,232,600	51,612,338
4.125%, 11/15/2032	40,898,700	42,413,230
		102,471,043
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $103,527,807)		$102,471,043
CORPORATE BONDS - 9.8%
Communication services - 1.3%
Altice France Holding SA 10.500%, 05/15/2027 (D)	1,023,000	611,243
CCO Holdings LLC
5.000%, 02/01/2028 (D)	6,912,000	6,281,709
5.125%, 05/01/2027 (D)	8,203,000	7,598,623
5.500%, 05/01/2026 (D)	325,000	318,317
Lamar Media Corp.
3.625%, 01/15/2031	120,000	100,200
3.750%, 02/15/2028	754,000	678,615
4.875%, 01/15/2029	137,000	126,681
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	88,395
		15,803,783
Consumer discretionary - 3.0%
Cedar Fair LP
5.250%, 07/15/2029	2,169,000	1,993,943
5.375%, 04/15/2027	2,413,000	2,300,417
5.500%, 05/01/2025 (D)	1,606,000	1,593,884
6.500%, 10/01/2028	2,237,000	2,201,468
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	681,693
6.750%, 05/15/2025 (D)	539,000	540,120
8.500%, 05/15/2027 (D)	1,465,000	1,468,771
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,258,000	1,040,192
3.750%, 05/01/2029 (D)	989,000	872,872
4.000%, 05/01/2031 (D)	1,071,000	924,339
4.875%, 01/15/2030	799,000	742,819
5.375%, 05/01/2025 (D)	475,000	471,981
5.750%, 05/01/2028 (D)	1,001,000	987,188
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	379,000	368,004
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	3,513,000	3,387,726
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,560,000	1,511,229
Mattel, Inc.
3.375%, 04/01/2026 (D)	196,000	179,783
3.750%, 04/01/2029 (D)	418,000	364,532
5.875%, 12/15/2027 (D)	150,000	146,163
Service Corp. International 3.375%, 08/15/2030	669,000	556,943
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	3,022,000	2,855,953
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	1,069,000	1,077,044
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	418,000	419,044
Yum! Brands, Inc.
3.625%, 03/15/2031	976,000	833,889
4.625%, 01/31/2032	2,069,000	1,881,715
4.750%, 01/15/2030 (D)	1,106,000	1,038,574

3

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
5.350%, 11/01/2043	$2,072,000	$1,816,460
5.375%, 04/01/2032	2,224,000	2,106,936
6.875%, 11/15/2037	1,011,000	1,073,868
		35,437,550
Financials - 2.3%
Acrisure LLC 7.000%, 11/15/2025 (D)	408,000	386,590
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	337,317
5.875%, 11/01/2029 (D)	609,000	522,407
6.750%, 10/15/2027 to 04/15/2028 (D)	6,163,000	5,948,556
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	508,749
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	686,000	593,495
HUB International, Ltd.
5.625%, 12/01/2029 (D)	908,000	814,622
7.000%, 05/01/2026 (D)	9,762,000	9,615,499
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	167,000	164,018
MSCI, Inc.
3.250%, 08/15/2033 (D)	655,000	524,608
3.625%, 09/01/2030 to 11/01/2031 (D)	2,656,000	2,254,656
3.875%, 02/15/2031 (D)	999,000	859,945
4.000%, 11/15/2029 (D)	958,000	859,927
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	80,000	70,943
USI, Inc. 6.875%, 05/01/2025 (D)	3,926,000	3,859,832
		27,321,164
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	2,539,000	2,214,891
4.625%, 07/15/2028 (D)	2,828,000	2,615,812
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	1,161,000	1,019,010
4.000%, 03/15/2031 (D)	793,000	681,354
4.250%, 05/01/2028 (D)	310,000	281,654
Heartland Dental LLC
8.500%, 05/01/2026 (D)	1,686,000	1,483,680
10.500%, 04/30/2028 (D)	1,169,000	1,140,009
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	531,860
IQVIA, Inc.
5.000%, 05/15/2027 (D)	950,000	913,581
5.700%, 05/15/2028 (D)	1,562,000	1,569,810
6.500%, 05/15/2030 (D)	391,000	397,612
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	396,784
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	808,000	829,689
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	133,344
4.625%, 11/15/2027	952,000	900,487
		15,109,577
Industrials - 1.4%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	692,000	620,143
4.000%, 07/01/2029 (D)	416,000	367,112
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	925,000	893,571
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company 8.196%, (3 month LIBOR + 3.330%), 09/15/2023 (E)(F)	$3,123,000	$3,108,947
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	526,000	469,694
4.375%, 08/15/2029 (D)	491,000	435,819
4.750%, 06/15/2029 (D)	1,116,000	1,013,278
Howmet Aerospace, Inc.
3.000%, 01/15/2029	550,000	481,488
5.900%, 02/01/2027	83,000	84,410
Korn Ferry 4.625%, 12/15/2027 (D)	513,000	485,914
Lennox International, Inc. 3.000%, 11/15/2023	510,000	504,428
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,211,250	1,209,174
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	905,070
5.000%, 10/01/2025 (D)	700,000	688,010
5.625%, 11/01/2024 (D)	415,000	415,208
5.875%, 09/01/2030 (D)	427,000	412,377
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	796,000	674,782
4.375%, 02/15/2030 (D)	322,000	287,500
TransDigm UK Holdings PLC 6.875%, 05/15/2026	550,000	545,938
TransDigm, Inc.
5.500%, 11/15/2027	1,107,000	1,040,703
6.250%, 03/15/2026 (D)	1,025,000	1,017,982
6.375%, 06/15/2026	145,000	143,235
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	675,391	660,195
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	124,515	116,797
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	267,161	247,392
		16,829,167
Information technology - 0.2%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	236,610
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	264,188
4.875%, 07/01/2029 (D)	220,000	188,945
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	130,737
Entegris Escrow Corp. 4.750%, 04/15/2029 (D)	594,000	555,335
Gartner, Inc.
3.625%, 06/15/2029 (D)	763,000	677,944
3.750%, 10/01/2030 (D)	333,000	292,056
4.500%, 07/01/2028 (D)	240,000	225,943
PTC, Inc. 4.000%, 02/15/2028 (D)	166,000	154,611
		2,726,369
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	1,342,000	1,343,946
Real estate - 0.2%
SBA Communications Corp.
3.125%, 02/01/2029	1,256,000	1,057,975
3.875%, 02/15/2027	1,659,000	1,529,114

4

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Tower Trust 6.599%, 01/15/2028 (D)	$68,000	$70,344
		2,657,433
Utilities - 0.0%
NiSource, Inc. 5.650%, (5.650% to 6-15-23, then 5 Year CMT + 2.843%), 06/15/2023 (E)	687,000	682,942
TOTAL CORPORATE BONDS (Cost $120,819,692)		$117,911,931
CONVERTIBLE BONDS - 0.1%
Communication services - 0.1%
Spotify USA, Inc. 5.822%, 03/15/2026 (G)	1,127,000	960,204
TOTAL CONVERTIBLE BONDS (Cost $1,025,292)		$960,204
TERM LOANS (H) – 12.0%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 and 3 month SOFR + 1.750%) 6.796%, 04/30/2025	1,256,483	1,253,342
Charter Communications Operating LLC, 2019 Term Loan B2 (1 and 3 month SOFR + 1.750%) 6.796%, 02/01/2027	893,447	875,024
		2,128,366
Consumer discretionary – 0.6%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.950%, 06/22/2026	2,945,131	2,928,579
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 8.253%, 12/15/2027	3,701,733	3,586,535
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 6.904%, 11/19/2026	159,784	156,238
Woof Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%) 8.877%, 12/21/2027	507,772	478,575
		7,149,927
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 8.909%, 10/01/2026	3,795,609	3,697,569
Financials – 5.0%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.627%, 11/06/2027	5,791,259	5,637,328
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (1 month SOFR + 3.500%) 8.559%, 11/05/2027	2,033,019	1,979,266
AssuredPartners, Inc., 2020 Term Loan B TBD 02/12/2027 (I)	85,915	83,499
AssuredPartners, Inc., 2021 Term Loan B TBD 02/12/2027 (I)	75,011	72,902
AssuredPartners, Inc., 2022 Term Loan TBD 02/12/2027 (I)	108,938	105,852
BroadStreet Partners, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%) 8.154%, 01/27/2027	50,384	48,904
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month SOFR + 4.000%) 8.993%, 01/27/2029	1,189,536	1,169,611
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 8.438%, 11/12/2027	4,868,245	4,760,559
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Financials (continued)
HUB International, Ltd., 2018 Term Loan B (1 and 3 month LIBOR + 3.000%) 8.138%, 04/25/2025		$21,512,134	21,333,583
HUB International, Ltd., 2021 Term Loan B (1 and 3 month LIBOR + 3.250%) 8.398%, 04/25/2025		13,431,591	13,337,167
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 9.072%, 11/10/2029		1,160,302	1,146,425
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 8.253%, 09/01/2027		1,005,279	1,001,197
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 8.409%, 12/02/2026		5,037,305	5,012,824
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.648%, 11/22/2029		4,308,870	4,238,162
			59,927,279
Health care – 1.7%
ADMI Corp., 2018 Term Loan B (1 month LIBOR + 3.000%) 8.154%, 04/30/2025		517,948	492,268
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.750%) 8.904%, 12/23/2027		3,186,248	2,926,568
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 8.529%, 12/23/2027		1,918,562	1,758,919
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 8.598%, 02/15/2029		4,379,761	4,116,976
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.503%, 11/08/2027		827,414	824,220
Heartland Dental LLC, 2023 Term Loan B (3 month SOFR + 5.000%) 10.057%, 04/28/2028		3,799,404	3,597,580
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month LIBOR + 3.500%) 8.654%, 04/21/2027		557,083	536,192
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 8.154%, 04/21/2027		3,140,276	3,014,665
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 7.904%, 02/14/2025		350,322	328,354
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 11.404%, 02/13/2026		25,000	22,208
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 8.404%, 02/14/2025		1,083,924	1,018,888
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 8.654%, 02/14/2025		1,531,975	1,447,717
			20,084,555
Industrials – 1.2%
Filtration Group Corp., 2021 Incremental Term Loan (1 month SOFR + 3.500%) 8.768%, 10/21/2028		741,027	726,051
Filtration Group Corp., 2023 EUR Term Loan (3 month EURIBOR + 4.250%) 7.633%, 10/31/2028	EUR	2,112,572	2,218,612

5

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Industrials (continued)
Filtration Group Corp., 2023 USD Term Loan (1 month SOFR + 4.250%) 9.462%, 10/31/2028	$2,844,752	2,816,305
Mileage Plus Holdings LLC , 2020 Term Loan B (3 month LIBOR + 5.250%) 10.213%, 06/21/2027	5,819,781	6,019,225
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month SOFR + 3.750%) 8.798%, 10/20/2027	1,757,330	1,817,624
TransUnion LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 7.003%, 11/16/2026	695,904	687,094
		14,284,911
Information technology – 2.9%
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 6.750%) 11.648%, 09/17/2027	1,140,174	1,136,137
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month SOFR + 4.500%) 9.398%, 09/18/2026	7,925,091	7,911,222
Ascend Learning LLC, 2021 Term Loan (1 month SOFR + 3.500%) 8.753%, 12/11/2028	1,079,405	966,910
Azalea TopCo, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 8.850%, 07/24/2026	1,482,033	1,398,669
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%) 9.003%, 07/24/2026	723,206	682,981
Azalea TopCo, Inc., Term Loan (1 month SOFR + 3.500%) 8.600%, 07/24/2026	3,981,683	3,762,690
Quartz Acquireco LLC, Term Loan B TBD 04/14/2030 (I)	239,886	236,588
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 8.154%, 04/24/2028	5,292,915	5,082,839
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.654%, 04/23/2029	225,000	210,188
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 8.659%, 10/07/2027	1,876,950	1,830,026
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 9.403%, 10/07/2027	563,180	551,917
Storable, Inc., Term Loan B (1 and 3 month SOFR + 3.500%) 8.533%, 04/17/2028	672,424	638,130
UKG, Inc., 2021 Term Loan (3 month SOFR + 3.250%) 8.271%, 05/04/2026	10,580,446	10,148,975
		34,557,272
Real estate – 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%) 6.910%, 04/11/2025	1,342,263	1,339,041
TOTAL TERM LOANS (Cost $145,712,865)		$143,168,920
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 4.5317% (J)(K)	352,686	$3,525,235
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0038% (J)	9,148,056	9,148,056
T. Rowe Price Government Reserve Fund, 5.0876% (J)	43,231,161	43,231,161
TOTAL SHORT-TERM INVESTMENTS (Cost $55,904,088)		$55,904,452
Total Investments (Capital Appreciation Value Fund) (Cost $1,134,060,790) – 101.6%		$1,212,635,334
Other assets and liabilities, net – (1.6%)		(19,041,812)
TOTAL NET ASSETS – 100.0%		$1,193,593,522
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $3,434,516.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 5-31-23.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

6

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	52	5,200	$54,724	$(17,376)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	51	5,100	49,062	(17,042)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	52	5,200	43,770	(11,218)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	52	5,200	39,624	(11,218)
CITI	AbbVie, Inc.	USD	170.00	Jan 2024	130	13,000	73,938	(9,847)
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	65	6,500	32,937	(2,649)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	33	3,300	32,844	(676)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	64	6,400	30,708	(1,311)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	33	3,300	27,409	(316)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	33	3,300	18,505	(55)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	33	3,300	15,049	(20)
CITI	Alphabet, Inc., Class A	USD	102.50	Jan 2024	86	8,600	66,594	(237,595)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	306	30,600	241,458	(473,555)
CITI	Alphabet, Inc., Class A	USD	142.00	Jan 2024	155	15,500	99,694	(87,027)
WFB	Amazon.com, Inc.	USD	107.50	Jan 2024	99	9,900	68,640	(229,216)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	99	9,900	62,636	(212,487)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	99	9,900	107,429	(212,487)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	99	9,900	51,365	(180,963)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	99	9,900	89,082	(180,963)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	185	18,500	165,205	(338,163)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	98	9,800	72,961	(150,631)
WFB	Amazon.com, Inc.	USD	132.50	Jan 2024	232	23,200	222,609	(218,108)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	167	16,700	156,053	(140,954)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	30	3,000	23,992	(26,251)
JPM	Apple, Inc.	USD	145.00	Jan 2024	82	8,200	94,936	(333,375)
JPM	Apple, Inc.	USD	150.00	Jan 2024	82	8,200	80,944	(300,021)
JPM	Apple, Inc.	USD	150.00	Jan 2024	83	8,300	118,194	(303,679)
JPM	Apple, Inc.	USD	155.00	Jan 2024	82	8,200	68,603	(267,776)
JPM	Apple, Inc.	USD	155.00	Jan 2024	83	8,300	99,684	(271,042)
JPM	Apple, Inc.	USD	180.00	Jan 2024	122	12,200	123,287	(190,080)
JPM	Apple, Inc.	USD	180.00	Jan 2024	120	12,000	112,097	(186,964)
JPM	Apple, Inc.	USD	195.00	Jan 2024	78	7,800	56,187	(64,924)
JPM	Apple, Inc.	USD	200.00	Jan 2024	78	7,800	42,557	(50,704)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	50	5,000	74,350	(29,440)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	50	5,000	55,850	(17,796)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	25,031	(3,823)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	10,988	(3,823)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	19,946	(2,229)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	7,853	(2,229)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	12	1,200	15,706	(9,204)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	12	1,200	10,830	(5,196)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	12	1,200	6,675	(2,735)
JPM	Danaher Corp.	USD	290.00	Jan 2024	1	100	2,163	(247)
JPM	Danaher Corp.	USD	290.00	Jan 2024	16	1,600	41,739	(3,946)
JPM	Danaher Corp.	USD	290.00	Jan 2024	66	6,600	107,349	(16,277)
JPM	Danaher Corp.	USD	300.00	Jan 2024	1	100	1,811	(151)
JPM	Danaher Corp.	USD	300.00	Jan 2024	16	1,600	35,321	(2,420)
JPM	Danaher Corp.	USD	310.00	Jan 2024	1	100	1,510	(90)
JPM	Danaher Corp.	USD	310.00	Jan 2024	16	1,600	29,543	(1,439)
JPM	Danaher Corp.	USD	320.00	Jan 2024	1	100	1,218	(52)
JPM	Danaher Corp.	USD	320.00	Jan 2024	16	1,600	24,885	(832)
WFB	Dollar General Corp.	USD	250.00	Jan 2024	13	1,300	28,301	(4,072)
WFB	Dollar General Corp.	USD	270.00	Jan 2024	13	1,300	17,641	(1,469)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	11	1,100	27,370	(16,283)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	18,869	(11,842)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	7	700	17,588	(10,362)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	6,348	(2,961)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,276	(1,480)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	10	1,000	14,994	(14,803)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	15	1,500	23,579	(22,204)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	25	2,500	34,129	(37,007)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	11	1,100	22,748	(11,817)
7

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	8	800	$15,621	$(8,595)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	7	700	14,629	(7,520)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	2	200	5,398	(2,149)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	1	100	2,765	(1,074)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	11	1,100	18,732	(8,341)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	8	800	12,813	(6,066)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	7	700	12,054	(5,308)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	4,470	(1,517)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,289	(758)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	65	6,500	110,367	(49,287)
CITI	Equifax, Inc.	USD	230.00	Jan 2024	7	700	9,119	(8,792)
CITI	Equifax, Inc.	USD	240.00	Jan 2024	8	800	7,581	(7,367)
JPM	Exelon Corp.	USD	45.00	Jan 2024	112	11,200	24,864	(12,592)
JPM	Exelon Corp.	USD	45.00	Jan 2024	219	21,900	40,515	(24,622)
JPM	Exelon Corp.	USD	45.00	Jan 2024	122	12,200	20,374	(13,716)
JPM	Exelon Corp.	USD	47.00	Jan 2024	112	11,200	17,024	(7,610)
JPM	Exelon Corp.	USD	50.00	Jan 2024	128	12,800	24,915	(3,753)
CITI	Fortive Corp.	USD	75.00	Jun 2023	35	3,500	4,842	(1)
CITI	Fortive Corp.	USD	75.00	Jun 2023	33	3,300	4,207	(1)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	62	6,200	20,237	(25,037)
WFB	General Electric Company	USD	90.00	Jan 2024	33	3,300	24,446	(62,975)
WFB	General Electric Company	USD	90.00	Jan 2024	79	7,900	54,292	(150,758)
WFB	General Electric Company	USD	95.00	Jan 2024	33	3,300	18,032	(51,783)
WFB	General Electric Company	USD	95.00	Jan 2024	79	7,900	39,734	(123,966)
WFB	General Electric Company	USD	110.00	Jan 2024	78	7,800	63,447	(59,732)
WFB	General Electric Company	USD	115.00	Jan 2024	78	7,800	47,823	(44,783)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	9	900	12,112	(11,320)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	8	800	14,596	(10,062)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	79	7,900	131,298	(80,212)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	9	900	10,489	(9,138)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	8	800	12,547	(8,123)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	79	7,900	117,868	(63,718)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	9	900	9,046	(7,259)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	8	800	10,539	(6,452)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	9	900	7,693	(5,675)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	8	800	8,931	(5,045)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	31	3,100	22,037	(19,549)
WFB	Hilton Worldwide Holdings, Inc.	USD	160.00	Jan 2024	31	3,100	16,763	(15,052)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	34	3,400	12,368	(14,302)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	33	3,300	14,732	(13,881)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	81	8,100	50,187	(55,499)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	81	8,100	50,337	(55,499)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	80	8,000	47,190	(37,356)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	15	1,500	5,226	(7,004)
CITI	Intercontinental Exchange, Inc.	USD	120.00	Jan 2024	15	1,500	3,014	(4,513)
UBS	Intuit, Inc.	USD	480.00	Jan 2024	16	1,600	40,386	(40,293)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	87	8,700	15,399	(2,162)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	88	8,800	6,952	(436)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	81	8,100	44,473	(36,111)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	80	8,000	41,413	(35,665)
WFB	Linde PLC	USD	390.00	Jan 2024	17	1,700	28,852	(24,305)
WFB	Linde PLC	USD	390.00	Jan 2024	16	1,600	29,376	(22,875)
WFB	Linde PLC	USD	395.00	Jan 2024	8	800	9,640	(10,077)
WFB	Linde PLC	USD	410.00	Jan 2024	8	800	6,234	(6,689)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	6	600	2,598	(543)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	20	2,000	10,475	(1,811)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	1	100	540	(91)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	24	2,400	9,000	(2,173)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	6	600	1,990	(166)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	20	2,000	8,084	(554)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	1	100	379	(28)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	24	2,400	5,678	(665)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	6	600	1,204	(40)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	20	2,000	5,048	(133)
8

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	1	100	$249	$(7)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	24	2,400	3,092	(160)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	6	600	1,078	(8)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	20	2,000	4,368	(26)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	1	100	103	(1)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	24	2,400	1,411	(31)
GSI	Marsh & McLennan Companies, Inc.	USD	180.00	Jan 2024	65	6,500	31,006	(70,052)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	64	6,400	33,236	(40,615)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	8	800	3,956	(5,077)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jan 2024	8	800	2,365	(2,699)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	16	1,600	58,784	(42,233)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	17	1,700	81,302	(44,873)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	16	1,600	45,521	(27,931)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	64,278	(29,677)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	49	4,900	90,951	(85,540)
GSI	Mastercard, Inc., Class A	USD	405.00	Jan 2024	8	800	14,979	(12,460)
GSI	Mastercard, Inc., Class A	USD	410.00	Jan 2024	48	4,800	89,196	(66,394)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	16	1,600	35,115	(17,207)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	17	1,700	48,913	(18,283)
GSI	Mastercard, Inc., Class A	USD	425.00	Jan 2024	8	800	9,198	(7,532)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	16	1,600	30,861	(13,124)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	17	1,700	42,549	(13,944)
BARC	Meta Platforms, Inc., Class A	USD	290.00	Jan 2024	78	7,800	178,843	(204,177)
UBS	Microsoft Corp.	USD	275.00	Jan 2024	58	5,800	96,442	(405,372)
UBS	Microsoft Corp.	USD	290.00	Jan 2024	58	5,800	68,742	(337,441)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	126	12,600	196,850	(640,268)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	123	12,300	196,443	(625,023)
UBS	Microsoft Corp.	USD	300.00	Jan 2024	58	5,800	54,131	(294,726)
UBS	Microsoft Corp.	USD	360.00	Jan 2024	31	3,100	61,111	(53,833)
UBS	Microsoft Corp.	USD	375.00	Jan 2024	31	3,100	44,014	(38,073)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	2	200	4,259	(5,171)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	23	2,300	54,223	(59,469)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	27	2,700	66,274	(69,811)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	2	200	3,478	(4,109)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	23	2,300	45,760	(47,248)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	27	2,700	56,213	(55,465)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	50	5,000	117,489	(102,714)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	2	200	3,138	(3,639)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	23	2,300	41,529	(41,851)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	27	2,700	50,980	(49,130)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	50	5,000	104,204	(90,981)
WFB	NXP Semiconductors NV	USD	190.00	Jan 2024	64	6,400	93,072	(102,664)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	2	200	2,548	(2,815)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	23	2,300	32,606	(32,367)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	27	2,700	40,244	(37,996)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	50	5,000	84,222	(70,364)
WFB	NXP Semiconductors NV	USD	200.00	Jan 2024	65	6,500	104,703	(79,854)
CITI	Revvity, Inc.	USD	155.00	Jun 2023	8	800	4,715	(2)
CITI	Revvity, Inc.	USD	165.00	Jun 2023	8	800	2,592	—
CITI	Revvity, Inc.	USD	170.00	Jun 2023	8	800	1,854	—
CITI	Revvity, Inc.	USD	175.00	Jun 2023	8	800	1,320	—
CITI	Revvity, Inc.	USD	155.00	Sep 2023	9	900	7,369	(813)
CITI	Revvity, Inc.	USD	155.00	Sep 2023	33	3,300	22,758	(2,980)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	9	900	4,373	(640)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	33	3,300	12,894	(2,345)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	9	900	3,371	(582)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	33	3,300	9,415	(2,135)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	9	900	2,552	(536)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	33	3,300	7,091	(1,964)
CITI	Roper Technologies, Inc.	USD	470.00	Aug 2023	33	3,300	26,116	(39,686)
CITI	Roper Technologies, Inc.	USD	480.00	Aug 2023	8	800	15,501	(6,564)
CITI	Roper Technologies, Inc.	USD	500.00	Aug 2023	8	800	10,218	(2,627)
CITI	Roper Technologies, Inc.	USD	520.00	Aug 2023	8	800	6,473	(859)
CITI	Roper Technologies, Inc.	USD	540.00	Aug 2023	8	800	3,910	(235)
9

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	3	300	$9,134	$(9,613)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	5	500	16,254	(16,022)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	3	300	13,082	(9,613)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	3	300	6,958	(6,598)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	5	500	12,459	(10,997)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	3	300	10,290	(6,598)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	6,057	(5,352)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	5	500	10,909	(8,920)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	8,399	(5,352)
UBS	S&P Global, Inc.	USD	400.00	Jan 2024	8	800	12,437	(14,271)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	6	600	14,278	(8,555)
UBS	S&P Global, Inc.	USD	410.00	Jan 2024	8	800	9,785	(11,406)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	4,421	(3,368)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	5	500	8,114	(5,613)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	6,058	(3,368)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	6	600	10,444	(5,223)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	6	600	7,526	(3,002)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	6	600	5,134	(1,628)
GSI	Salesforce, Inc.	USD	160.00	Jan 2024	42	4,200	70,902	(307,526)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	42	4,200	63,235	(289,958)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	42	4,200	89,322	(289,958)
GSI	Salesforce, Inc.	USD	170.00	Jan 2024	42	4,200	80,127	(272,775)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	15	1,500	29,282	(38,992)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	15	1,500	23,153	(32,468)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	96	9,600	103,567	(75,479)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	96	9,600	85,251	(53,288)
GSI	Starbucks Corp.	USD	115.00	Jan 2024	60	6,000	15,538	(14,768)
WFB	Stryker Corp.	USD	270.00	Jan 2024	10	1,000	24,023	(28,881)
WFB	Stryker Corp.	USD	270.00	Jan 2024	6	600	15,775	(17,329)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,034	(5,776)
WFB	Stryker Corp.	USD	270.00	Jan 2024	15	1,500	47,375	(43,322)
WFB	Stryker Corp.	USD	280.00	Jan 2024	10	1,000	19,518	(23,014)
WFB	Stryker Corp.	USD	280.00	Jan 2024	6	600	13,346	(13,808)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	4,145	(4,603)
WFB	Stryker Corp.	USD	280.00	Jan 2024	15	1,500	38,359	(34,521)
WFB	Stryker Corp.	USD	290.00	Jan 2024	10	1,000	15,613	(17,868)
WFB	Stryker Corp.	USD	290.00	Jan 2024	6	600	10,968	(10,721)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,336	(3,574)
WFB	Stryker Corp.	USD	290.00	Jan 2024	15	1,500	29,343	(26,802)
WFB	Stryker Corp.	USD	300.00	Jan 2024	10	1,000	12,808	(13,514)
WFB	Stryker Corp.	USD	300.00	Jan 2024	6	600	9,133	(8,109)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	2,504	(2,703)
WFB	Stryker Corp.	USD	300.00	Jan 2024	15	1,500	24,074	(20,271)
WFB	Stryker Corp.	USD	310.00	Jan 2024	25	2,500	34,689	(24,872)
WFB	Stryker Corp.	USD	320.00	Jan 2024	22	2,200	29,405	(15,699)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	1	100	557	(359)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	25	2,500	16,140	(8,970)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	1	100	397	(176)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	25	2,500	11,750	(4,393)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	25	2,500	12,407	(4,393)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	1	100	277	(78)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	25	2,500	8,409	(1,937)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	25	2,500	7,411	(1,937)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	1	100	197	(33)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	25	2,500	6,100	(817)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	25	2,500	4,914	(817)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	1,907	—
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	2	200	3,573	—
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	4	400	8,308	(1)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	2,077	—
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,159	—
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	2	200	2,103	—
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,202	—
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	4	400	4,808	—
10

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	$661	—
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	2	200	1,093	—
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	4	400	2,426	—
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	607	—
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	263	—
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	2	200	501	—
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	4	400	1,082	—
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	270	—
JPM	Teledyne Technologies, Inc.	USD	440.00	Dec 2023	4	400	5,308	$(5,323)
JPM	Teledyne Technologies, Inc.	USD	460.00	Dec 2023	4	400	3,120	(3,417)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	33	3,300	55,588	(42,583)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	33	3,300	62,696	(42,583)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	33	3,300	42,664	(28,874)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	33	3,300	47,834	(28,874)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	33	3,300	37,063	(23,319)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	33	3,300	41,311	(23,319)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	33	3,300	32,070	(18,581)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	33	3,300	34,952	(18,581)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	122	12,200	139,533	(68,693)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	79	7,900	69,388	(44,481)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,432	(1,102)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,412	(1,102)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	14	1,400	17,775	(516)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	11	1,100	12,496	(405)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,071	(737)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,379	(737)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	11	1,100	9,254	(169)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	15	1,500	14,135	(231)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	15	1,500	12,049	(149)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	11	1,100	7,743	(109)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	11	1,100	5,292	(44)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	15	1,500	8,361	(60)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2024	31	3,100	50,294	(41,689)
CITI	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	11	1,100	47,299	(12,278)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	21,891	(4,465)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	29,352	(4,465)
CITI	Thermo Fisher Scientific, Inc.	USD	620.00	Jan 2024	11	1,100	42,147	(10,105)
CITI	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	11	1,100	37,489	(8,246)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	17,785	(2,999)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	25,158	(2,999)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	13,809	(1,548)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	19,368	(1,548)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	10,390	(742)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	14,622	(742)
GSI	TransUnion	USD	65.00	Oct 2023	3	300	2,511	(3,367)
GSI	TransUnion	USD	65.00	Oct 2023	14	1,400	11,425	(15,714)
GSI	TransUnion	USD	65.00	Oct 2023	16	1,600	18,798	(17,959)
GSI	TransUnion	USD	70.00	Oct 2023	3	300	1,836	(2,369)
GSI	TransUnion	USD	70.00	Oct 2023	14	1,400	8,287	(11,054)
GSI	TransUnion	USD	70.00	Oct 2023	16	1,600	14,094	(12,633)
GSI	TransUnion	USD	80.00	Dec 2023	31	3,100	12,799	(14,779)
JPM	UnitedHealth Group, Inc.	USD	550.00	Jan 2024	15	1,500	16,875	(20,373)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	54	5,400	302,238	(35,672)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	58	5,800	192,454	(21,862)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	25	2,500	47,691	(38,347)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	25	2,500	58,965	(38,347)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	37,758	(26,912)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	46,683	(26,912)
GSI	Visa, Inc., Class A	USD	245.00	Jan 2024	24	2,400	23,924	(21,238)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	28,951	(17,942)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	36,182	(17,942)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	22,144	(11,306)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	27,430	(11,306)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	12	1,200	3,168	(54)
11

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	12	1,200	$2,122	$(54)
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	12	1,200	1,936	—
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	12	1,200	1,079	—
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	12	1,200	615	—
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	12	1,200	312	—
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	12	1,200	381	—
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	12	1,200	182	—
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	118	11,800	117,658	(57,167)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	117	11,700	114,766	(56,683)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	58	5,800	32,602	(18,993)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	58	5,800	29,121	(12,446)
							$10,854,903	$(13,089,159)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 61.0%
U.S. Government – 29.4%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$56,301,000	$36,493,131
1.375%, 11/15/2040	39,539,000	26,508,120
1.750%, 08/15/2041	66,238,000	46,721,077
1.875%, 02/15/2041 to 11/15/2051	3,273,000	2,297,068
2.000%, 08/15/2051	6,286,000	4,275,217
2.250%, 02/15/2052	2,411,000	1,738,934
2.875%, 05/15/2052	5,468,000	4,527,760
3.000%, 08/15/2052	13,719,000	11,659,542
3.375%, 08/15/2042	8,454,000	7,724,512
3.625%, 02/15/2053	31,852,000	30,592,851
3.875%, 02/15/2043 to 05/15/2043	15,314,000	15,036,303
5.250%, 11/15/2028	801,000	856,444
U.S. Treasury Notes
0.375%, 07/31/2027	19,587,000	16,963,413
0.750%, 01/31/2028	8,975,000	7,805,796
1.125%, 02/29/2028 to 08/31/2028	8,003,000	7,042,193
1.250%, 09/30/2028	3,243,000	2,847,633
1.375%, 10/31/2028	4,320,000	3,812,906
1.500%, 08/15/2026 to 11/30/2028	37,253,000	34,243,894
1.625%, 05/15/2026	19,759,000	18,427,583
1.750%, 12/31/2026	3,215,000	2,981,661
1.875%, 02/28/2029	7,426,000	6,701,965
2.000%, 11/15/2026	8,142,000	7,625,810
2.625%, 02/15/2029 to 07/31/2029	23,597,000	22,195,747
2.750%, 05/31/2029	6,349,000	6,005,013
2.875%, 04/30/2025 to 04/30/2029	7,818,000	7,553,952
3.000%, 07/15/2025	3,614,000	3,514,897
3.250%, 06/30/2029	10,627,000	10,330,606
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.375%, 05/15/2033	$17,874,000	$17,491,385
3.500%, 01/31/2028 to 01/31/2030	25,640,000	25,309,424
3.625%, 05/15/2026 to 05/31/2028	45,526,000	45,160,177
3.875%, 03/31/2025 to 04/30/2025	24,750,000	24,475,940
4.000%, 12/15/2025	6,388,000	6,362,298
4.125%, 01/31/2025	1,068,000	1,058,905
4.250%, 05/31/2025 to 10/15/2025	35,903,000	35,855,900
4.375%, 10/31/2024	81,000	80,481
4.500%, 11/30/2024	88,000	87,629
		502,366,167
U.S. Government Agency – 31.6%
Federal Home Loan Bank 1.000%, (1.000% to 9-30-23, 1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	3,105,000	2,573,873
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	42,043,440	36,087,454
2.304%, (12 month LIBOR + 1.642%), 08/01/2043 (A)	155,126	155,361
2.375%, (12 month LIBOR + 1.635%), 07/01/2043 (A)	86,048	87,547
2.500%, 04/01/2042 to 03/01/2052	8,218,121	7,143,834

12

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.509%, (12 month LIBOR + 1.631%), 11/01/2043 (A)	$172,385	$173,808
2.557%, (12 month LIBOR + 1.606%), 09/01/2043 (A)	82,377	82,525
2.687%, (12 month LIBOR + 1.611%), 10/01/2043 (A)	179,581	180,775
2.814%, (12 month LIBOR + 1.646%), 10/01/2043 (A)	288,023	292,619
2.817%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	842,821	825,145
3.000%, 04/01/2040 to 02/01/2047	10,814,234	9,854,129
3.155%, (12 month LIBOR + 1.721%), 01/01/2044 (A)	339,224	340,503
3.500%, 06/01/2046 to 10/01/2046	1,471,956	1,373,350
3.828%, (12 month LIBOR + 1.637%), 03/01/2049 (A)	737,206	743,023
3.913%, (1 month SOFR + 2.130%), 07/01/2052 (A)	726,395	697,263
3.926%, 12/14/2029 (B)	2,068,000	1,601,607
3.986%, (1 month SOFR + 2.140%), 08/01/2052 (A)	1,009,364	958,863
4.000%, 07/01/2049	976,324	945,168
4.119%, (1 month SOFR + 2.380%), 09/01/2052 (A)	525,664	507,249
4.210%, (1 month SOFR + 2.303%), 05/01/2053 (A)	3,405,000	3,307,796
4.299%, (1 month SOFR + 2.130%), 07/01/2052 (A)	859,199	834,220
4.346%, (12 month LIBOR + 1.637%), 09/01/2045 (A)	1,419,226	1,433,712
4.468%, (12 month LIBOR + 1.636%), 04/01/2048 (A)	1,689,221	1,710,322
4.500%, 06/01/2039 to 07/01/2039	99,273	98,467
4.796%, (12 month LIBOR + 1.689%), 09/01/2047 (A)	826,172	838,965
5.497%, (12 month LIBOR + 1.770%), 09/01/2042 (A)	140,179	143,703
6.282%, (12 month LIBOR + 1.686%), 02/01/2043 (A)	227,650	231,165
7.040%, (12 month LIBOR + 1.650%), 03/01/2043 (A)	137,985	139,628
Federal National Mortgage Association
1.500%, 10/01/2041 to 07/01/2051	25,166,809	20,272,669
1.520%, 08/21/2035	2,984,000	2,133,187
1.615%, (1 month SOFR + 2.207%), 12/01/2051 (A)	451,485	403,937
1.900%, 01/25/2036	2,659,000	1,970,993
2.000%, 06/01/2040 to 03/01/2047	112,950,354	96,796,993
2.500%, TBA (C)	9,600,000	8,199,375
2.500%, 12/01/2035 to 03/01/2052	28,400,659	25,376,838
2.993%, (12 month LIBOR + 1.603%), 03/01/2050 (A)	2,145,032	2,093,611
3.000%, 05/01/2040 to 02/01/2055	91,502,845	83,166,426
3.222%, (12 month LIBOR + 1.578%), 10/01/2043 (A)	394,146	393,825
3.435%, (12 month LIBOR + 1.560%), 06/01/2043 (A)	110,533	110,894
3.500%, 03/01/2042 to 04/01/2050	30,059,459	28,095,868
3.681%, (1 month SOFR + 2.370%), 08/01/2052 (A)	1,111,808	1,062,911
3.965%, (1 month SOFR + 2.120%), 08/01/2052 (A)	446,041	424,782
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.000%, 01/01/2027 to 05/01/2049	$22,928,905	$22,347,488
4.060%, (12 month LIBOR + 1.579%), 06/01/2045 (A)	735,572	747,821
4.112%, 11/15/2030 (B)	6,077,000	4,479,226
4.145%, (1 month SOFR + 2.120%), 09/01/2052 (A)	1,769,032	1,723,710
4.148%, (1 month SOFR + 2.120%), 07/01/2052 (A)	1,660,584	1,591,377
4.151%, (1 month SOFR + 2.133%), 10/01/2052 (A)	4,587,611	4,466,815
4.218%, (1 month SOFR + 2.370%), 09/01/2052 (A)	502,256	487,486
4.250%, (1 month SOFR + 2.127%), 11/01/2052 (A)	1,362,240	1,329,642
4.310%, (1 month SOFR + 2.125%), 08/01/2052 (A)	1,972,161	1,923,330
4.356%, (1 month SOFR + 2.124%), 07/01/2052 (A)	1,902,029	1,857,831
4.500%, 06/01/2041 to 11/01/2048	4,314,103	4,281,548
4.514%, (1 month SOFR + 2.120%), 11/01/2052 (A)	758,178	744,822
4.525%, (12 month LIBOR + 1.583%), 01/01/2046 (A)	1,878,964	1,909,760
4.616%, (1 month SOFR + 2.125%), 08/01/2052 (A)	2,253,764	2,216,582
4.633%, (1 month SOFR + 2.123%), 08/01/2052 (A)	1,610,648	1,569,471
4.653%, (1 month SOFR + 2.130%), 08/01/2052 (A)	1,718,563	1,692,273
5.500%, TBA (C)	11,000,000	10,992,695
5.500%, 09/01/2052	1,485,989	1,530,443
6.000%, TBA (C)	82,500,000	83,431,369
6.000%, 05/01/2053	4,776,125	4,830,533
6.059%, (12 month LIBOR + 1.653%), 01/01/2043 (A)	83,594	86,261
6.500%, 11/01/2052 to 02/01/2053	1,597,375	1,697,215
6.954%, (12 month LIBOR + 1.560%), 03/01/2043 (A)	19,239	19,814
7.000%, 02/01/2053	1,536,036	1,595,398
Government National Mortgage Association
3.000%, 06/20/2043 to 10/20/2050	15,428,805	13,995,830
3.500%, 01/20/2048	727,095	679,845
4.000%, 03/20/2048 to 04/20/2048	917,292	881,478
4.500%, 08/15/2047 to 02/20/2049	2,044,627	2,014,079
6.000%, TBA (C)	15,200,000	15,321,424
6.000%, 01/20/2053	6,897,230	7,104,162
		541,414,111
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,090,194,145)		$1,043,780,278
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,078,000	2,111,248
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	680,931
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	884,000	850,704

13

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel – 0.1%
State of Israel 4.500%, 01/17/2033	$2,183,000	$2,143,540
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	406,000	284,864
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	2,647,000	2,223,450
3.750%, 04/19/2071	1,249,000	816,377
3.771%, 05/24/2061	465,000	309,008
6.338%, 05/04/2053	1,798,000	1,803,007
		5,151,842
Panama – 0.0%
Republic of Panama 6.853%, 03/28/2054	635,000	650,827
Paraguay – 0.0%
Republic of Paraguay 5.400%, 03/30/2050 (D)	331,000	277,146
Peru – 0.0%
Republic of Peru 3.600%, 01/15/2072	343,000	223,368
Poland – 0.1%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033 (D)	929,000	928,379
Republic of Poland 5.500%, 04/04/2053	935,000	939,208
		1,867,587
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,995,688)		$14,242,057
CORPORATE BONDS – 23.3%
Communication services – 1.8%
AT&T, Inc.
3.500%, 06/01/2041	623,000	475,431
3.650%, 09/15/2059	610,000	417,783
3.800%, 12/01/2057	1,755,000	1,248,687
5.400%, 02/15/2034	3,670,000	3,676,550
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	2,449,000	1,601,585
Comcast Corp.
2.987%, 11/01/2063	730,000	452,498
4.049%, 11/01/2052	629,000	515,136
5.350%, 11/15/2027	1,281,000	1,317,580
5.500%, 11/15/2032	322,000	337,608
Discovery Communications LLC 4.000%, 09/15/2055	682,000	433,101
Meta Platforms, Inc.
5.600%, 05/15/2053	1,230,000	1,229,212
5.750%, 05/15/2063	1,230,000	1,224,498
Paramount Global 4.950%, 05/19/2050	787,000	585,647
T-Mobile USA, Inc.
1.500%, 02/15/2026	437,000	396,873
2.250%, 02/15/2026	1,362,000	1,262,461
2.550%, 02/15/2031	975,000	815,582
3.750%, 04/15/2027	2,074,000	1,970,296
4.800%, 07/15/2028	1,295,000	1,278,001
4.950%, 03/15/2028	1,294,000	1,289,192
5.050%, 07/15/2033	1,619,000	1,596,397
5.650%, 01/15/2053	1,982,000	1,979,260
Verizon Communications, Inc.
2.355%, 03/15/2032	1,619,000	1,305,670
2.650%, 11/20/2040	817,000	560,834
5.050%, 05/09/2033	1,943,000	1,923,057
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	$1,280,000	$1,035,612
5.141%, 03/15/2052	2,277,000	1,777,060
5.391%, 03/15/2062	807,000	627,742
		31,333,353
Consumer discretionary – 1.0%
Ford Motor Credit Company LLC
2.900%, 02/10/2029	957,000	777,971
6.800%, 05/12/2028	760,000	752,118
General Motors Company 5.200%, 04/01/2045	520,000	432,527
General Motors Financial Company, Inc.
3.100%, 01/12/2032	435,000	350,633
5.850%, 04/06/2030	973,000	963,392
Harley-Davidson Financial Services, Inc. 6.500%, 03/10/2028 (D)	973,000	975,896
Hyundai Capital America
0.800%, 01/08/2024 (D)	513,000	497,556
1.300%, 01/08/2026 (D)	1,230,000	1,103,027
5.500%, 03/30/2026 (D)	1,624,000	1,624,189
5.600%, 03/30/2028 (D)	2,029,000	2,036,016
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,223,000	978,406
5.150%, 07/01/2033	1,788,000	1,783,879
5.625%, 04/15/2053	1,584,000	1,546,574
5.750%, 07/01/2053	651,000	645,130
5.850%, 04/01/2063	325,000	316,255
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	659,123
Toyota Motor Credit Corp. 4.550%, 05/17/2030	1,944,000	1,918,101
		17,360,793
Consumer staples – 1.6%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	3,596,000	3,522,536
4.900%, 02/01/2046	939,000	891,763
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038	1,729,000	1,620,597
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	669,000	617,524
Constellation Brands, Inc. 4.900%, 05/01/2033	939,000	922,502
Kenvue, Inc.
4.900%, 03/22/2033 (D)	2,595,000	2,642,458
5.050%, 03/22/2028 to 03/22/2053 (D)	2,108,000	2,141,120
5.200%, 03/22/2063 (D)	324,000	325,408
Philip Morris International, Inc.
4.875%, 02/13/2026 to 02/15/2028	3,862,000	3,849,954
5.000%, 11/17/2025	1,377,000	1,379,165
5.125%, 11/17/2027 to 02/15/2030	4,178,000	4,177,448
5.375%, 02/15/2033	1,757,000	1,745,318
5.750%, 11/17/2032	330,000	338,205
Walmart, Inc.
4.100%, 04/15/2033	1,627,000	1,592,481
4.500%, 04/15/2053	976,000	935,422
		26,701,901
Energy – 1.3%
Aker BP ASA
3.100%, 07/15/2031 (D)	212,000	176,509
4.000%, 01/15/2031 (D)	655,000	587,154
BP Capital Markets America, Inc. 4.812%, 02/13/2033	3,558,000	3,518,121

14

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
4.400%, 03/15/2027	$287,000	$277,023
4.950%, 05/15/2028	2,147,000	2,096,206
5.300%, 04/15/2047	1,679,000	1,422,134
5.400%, 10/01/2047	493,000	423,827
5.750%, 02/15/2033	2,361,000	2,367,424
6.125%, 12/15/2045	519,000	483,640
Exxon Mobil Corp.
3.452%, 04/15/2051	1,631,000	1,251,502
4.327%, 03/19/2050	2,147,000	1,919,208
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	942,345	872,050
2.160%, 03/31/2034 (D)	1,146,133	975,476
2.625%, 03/31/2036 (D)	817,000	662,578
2.940%, 09/30/2040 (D)	472,075	380,358
MPLX LP
4.950%, 03/14/2052	1,204,000	991,131
5.000%, 03/01/2033	1,952,000	1,878,043
Petroleos Mexicanos
2.378%, 04/15/2025	175,000	168,936
2.460%, 12/15/2025	1,020,300	984,164
		21,435,484
Financials – 6.1%
American Express Company 5.043%, (5.043% to 5-1-33, then SOFR + 1.835%), 05/01/2034	2,914,000	2,876,725
American International Group, Inc. 5.125%, 03/27/2033	602,000	589,872
Antares Holdings LP 3.750%, 07/15/2027 (D)	1,518,000	1,272,925
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	3,230,000	2,880,522
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.040%), 12/20/2028	5,841,000	5,371,338
5.080%, (5.080% to 1-20-26, then SOFR + 1.290%), 01/20/2027	2,862,000	2,840,479
5.202%, (5.202% to 4-25-28, then SOFR + 1.63%), 04/25/2029	2,858,000	2,847,979
5.288%, (5.288% to 4-25-33, then SOFR + 1.91%), 04/25/2034	5,930,000	5,892,367
Barclays PLC
5.829%, (5.829% to 5-9-26, then SOFR + 2.210%), 05/09/2027	3,829,000	3,820,522
6.224%, (6.224% to 5-9-33, then SOFR + 2.980%), 05/09/2034	1,977,000	1,995,970
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	2,543,000	2,772,147
Brighthouse Financial, Inc. 3.850%, 12/22/2051	576,000	353,315
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	3,863,000	3,917,654
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	4,492,000	4,502,199
Credit Suisse Group AG
3.091%, (3.091% to 5-14-31, then SOFR + 1.730%), 05/14/2032 (D)	454,000	364,955
4.194%, (4.194% to 4-1-30, then SOFR + 3.730%), 04/01/2031 (D)	1,013,000	890,316
4.282%, 01/09/2028 (D)	999,000	913,236
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (D)	1,834,000	1,827,196
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (continued)
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (D)	$405,000	$413,331
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	2,528,000	1,830,477
Fiserv, Inc.
5.450%, 03/02/2028	1,559,000	1,583,001
5.600%, 03/02/2033	331,000	339,080
HSBC Holdings PLC
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	2,565,000	2,615,332
6.254%, (6.254% to 3-9-33, then SOFR + 2.390%), 03/09/2034	2,961,000	3,045,873
6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	1,070,000	1,107,680
KeyBank NA/Cleveland OH 5.000%, 01/26/2033	2,003,000	1,760,305
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	1,197,000	1,104,582
Manufacturers & Traders Trust Company 4.700%, 01/27/2028	974,000	911,437
Mitsubishi UFJ Financial Group, Inc.
5.406%, (5.406% to 4-19-33, then 1 Year CMT + 1.970%), 04/19/2034	1,313,000	1,318,928
5.422%, (5.422% to 2-22-28, then 1 Year CMT + 1.380%), 02/22/2029	1,317,000	1,319,450
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	1,442,000	1,452,487
5.475%, (5.475% to 2-22-30, then 1 Year CMT + 1.530%), 02/22/2031	807,000	814,597
Mizuho Financial Group, Inc. 5.739%, (5.739% to 5-27-30, then 1 Year CMT + 1.650%), 05/27/2031	1,318,000	1,339,596
Morgan Stanley
5.123%, (5.123% to 2-1-28, then SOFR + 1.730%), 02/01/2029	644,000	640,781
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	644,000	641,897
5.250%, (5.25% to 4-21-33, then SOFR + 1.870%), 04/21/2034	1,944,000	1,930,494
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	2,216,000	2,373,115
National Securities Clearing Corp. 5.000%, 05/30/2028	1,012,000	1,015,948
Santander Holdings USA, Inc. 6.499%, (6.499% to 3-9-28, then SOFR + 2.356%), 03/09/2029	2,649,000	2,685,547
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	2,017,000	1,639,663
The Bank of New York Mellon Corp.
4.947%, (4.947% to 4-26-26, then SOFR + 1.026%), 04/26/2027	3,889,000	3,876,200
4.967%, (4.967% to 4-26-33, then SOFR + 1.606%), 04/26/2034	3,565,000	3,544,505
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	2,628,000	2,630,823
5.853%, (5.853% to 5-19-33, then SOFR + 2.500%), 05/19/2034	1,168,000	1,183,937
The Goldman Sachs Group, Inc. 1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	1,444,000	1,286,031

15

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Progressive Corp. 4.950%, 06/15/2033	$1,621,000	$1,617,602
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	503,009
UBS Group AG 5.959%, (5.959% to 1-12-33, then 1 Year CMT + 2.200%), 01/12/2034 (D)	1,041,000	1,044,107
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	5,398,000	5,207,142
5.389%, (5.389% to 4-24-33, then SOFR + 2.020%), 04/24/2034	5,143,000	5,149,779
		103,856,453
Health care – 3.2%
Abbott Laboratories
1.400%, 06/30/2030	1,459,000	1,198,982
4.750%, 11/30/2036	974,000	980,418
AbbVie, Inc.
4.050%, 11/21/2039	689,000	590,915
4.250%, 11/21/2049	3,308,000	2,801,902
4.300%, 05/14/2036	422,000	388,912
4.450%, 05/14/2046	429,000	369,770
4.550%, 03/15/2035	972,000	926,517
Amgen, Inc.
5.150%, 03/02/2028	1,945,000	1,961,087
5.250%, 03/02/2025 to 03/02/2033	3,561,000	3,571,149
5.650%, 03/02/2053	3,676,000	3,677,378
Astrazeneca Finance LLC
4.875%, 03/03/2028	1,422,000	1,440,091
4.900%, 03/03/2030	1,943,000	1,972,210
CVS Health Corp.
4.875%, 07/20/2035	191,000	181,971
5.875%, 06/01/2053	773,000	776,370
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,595,000	1,528,391
Eli Lilly & Company
4.700%, 02/27/2033	648,000	659,851
4.875%, 02/27/2053	972,000	979,212
4.950%, 02/27/2063	454,000	450,806
Gilead Sciences, Inc.
1.650%, 10/01/2030	583,000	475,989
2.600%, 10/01/2040	1,009,000	721,074
4.000%, 09/01/2036	519,000	471,874
4.600%, 09/01/2035	737,000	711,199
HCA, Inc.
4.625%, 03/15/2052 (D)	621,000	500,129
5.200%, 06/01/2028	3,004,000	2,985,425
5.900%, 06/01/2053	1,469,000	1,415,895
Merck & Company, Inc.
4.500%, 05/17/2033	657,000	655,566
5.000%, 05/17/2053	657,000	661,249
5.150%, 05/17/2063	493,000	497,403
Pfizer Investment Enterprises Pte, Ltd.
4.450%, 05/19/2026 to 05/19/2028	4,864,000	4,841,302
4.750%, 05/19/2033	4,508,000	4,526,079
5.300%, 05/19/2053	2,125,000	2,187,632
5.340%, 05/19/2063	973,000	974,288
Roche Holdings, Inc. 2.076%, 12/13/2031 (D)	1,699,000	1,417,594
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	478,000	473,749
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	349,000	346,680
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
The Cigna Group 5.400%, 03/15/2033	$809,000	$825,069
UnitedHealth Group, Inc.
3.050%, 05/15/2041	305,000	234,032
3.250%, 05/15/2051	963,000	702,548
4.000%, 05/15/2029	1,234,000	1,193,195
4.500%, 04/15/2033	1,007,000	988,006
5.050%, 04/15/2053	604,000	593,014
5.200%, 04/15/2063	670,000	655,914
5.875%, 02/15/2053	1,549,000	1,693,683
		55,204,520
Industrials – 2.0%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	457,500	362,770
AerCap Ireland Capital DAC 1.150%, 10/29/2023	6,519,000	6,391,528
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	260,000	235,875
Canadian Pacific Railway Company
1.350%, 12/02/2024	1,444,000	1,359,583
1.750%, 12/02/2026	279,000	253,123
Caterpillar Financial Services Corp. 4.350%, 05/15/2026	1,943,000	1,933,464
Crowley Conro LLC 4.181%, 08/15/2043	748,863	714,386
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	3,431,000	3,314,425
John Deere Capital Corp.
4.150%, 09/15/2027	3,061,000	3,019,964
4.900%, 03/03/2028	1,619,000	1,645,320
Lockheed Martin Corp. 4.750%, 02/15/2034	2,325,000	2,324,946
Northrop Grumman Corp. 4.400%, 05/01/2030	746,000	732,268
Quanta Services, Inc. 0.950%, 10/01/2024	1,159,000	1,084,927
Raytheon Technologies Corp.
5.150%, 02/27/2033	1,685,000	1,713,658
5.375%, 02/27/2053	1,045,000	1,057,591
Republic Services, Inc.
4.875%, 04/01/2029	975,000	977,234
5.000%, 04/01/2034	975,000	976,231
The Boeing Company
2.196%, 02/04/2026	2,205,000	2,051,929
3.250%, 02/01/2035	714,000	574,856
3.750%, 02/01/2050	1,274,000	938,594
5.930%, 05/01/2060	985,000	960,099
Union Pacific Corp.
2.375%, 05/20/2031	618,000	525,235
2.800%, 02/14/2032	839,000	727,180
3.375%, 02/14/2042	698,000	555,929
		34,431,115
Information technology – 2.3%
Apple, Inc.
2.375%, 02/08/2041	473,000	347,238
2.650%, 05/11/2050 to 02/08/2051	1,293,000	887,835
3.950%, 08/08/2052	912,000	795,339
4.000%, 05/10/2028	1,943,000	1,934,762
4.100%, 08/08/2062	463,000	401,631
4.150%, 05/10/2030	971,000	970,357
4.300%, 05/10/2033	1,295,000	1,297,944
4.850%, 05/10/2053	842,000	847,148
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,016,000	820,380

16

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
3.150%, 11/15/2025	$762,000	$727,254
3.419%, 04/15/2033 (D)	835,000	693,496
3.469%, 04/15/2034 (D)	652,000	532,004
4.926%, 05/15/2037 (D)	928,000	834,610
Intel Corp.
2.800%, 08/12/2041	1,520,000	1,068,192
5.625%, 02/10/2043	373,000	372,929
5.700%, 02/10/2053	646,000	638,150
5.900%, 02/10/2063	906,000	901,776
KLA Corp.
3.300%, 03/01/2050	532,000	394,086
4.950%, 07/15/2052	541,000	522,158
Micron Technology, Inc.
3.477%, 11/01/2051	318,000	203,987
5.375%, 04/15/2028	3,254,000	3,210,382
5.875%, 02/09/2033	382,000	380,286
NXP BV
2.500%, 05/11/2031	647,000	527,447
3.250%, 05/11/2041	637,000	455,415
4.400%, 06/01/2027	704,000	685,023
Oracle Corp.
4.000%, 07/15/2046	1,128,000	845,212
4.375%, 05/15/2055	392,000	303,020
4.900%, 02/06/2033	329,000	317,793
5.550%, 02/06/2053	864,000	806,837
6.900%, 11/09/2052	2,109,000	2,295,369
Qualcomm, Inc. 6.000%, 05/20/2053	1,464,000	1,584,497
Texas Instruments, Inc.
4.900%, 03/14/2033	2,595,000	2,660,631
5.000%, 03/14/2053	1,622,000	1,618,508
5.050%, 05/18/2063	972,000	950,526
VMware, Inc.
0.600%, 08/15/2023	2,845,000	2,815,868
1.000%, 08/15/2024	2,020,000	1,907,513
1.400%, 08/15/2026	1,890,000	1,673,617
4.700%, 05/15/2030	1,168,000	1,110,483
Xilinx, Inc. 2.375%, 06/01/2030	497,000	430,016
		39,769,719
Materials – 0.6%
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	1,154,000	938,148
5.500%, 05/02/2033 (D)	951,000	928,452
BHP Billiton Finance USA, Ltd. 4.875%, 02/27/2026	3,240,000	3,253,521
Glencore Finance Canada, Ltd.
5.300%, 10/25/2042 (D)	292,000	270,120
6.000%, 11/15/2041 (D)	237,000	235,221
6.900%, 11/15/2037 (D)	670,000	724,717
Glencore Funding LLC
2.625%, 09/23/2031 (D)	280,000	225,446
5.700%, 05/08/2033 (D)	931,000	921,902
Rohm and Haas Company 7.850%, 07/15/2029	995,000	1,124,703
The Dow Chemical Company 6.900%, 05/15/2053	609,000	678,682
		9,300,912
Real estate – 1.5%
Agree LP
2.000%, 06/15/2028	1,216,000	1,023,310
2.600%, 06/15/2033	277,000	214,240
4.800%, 10/01/2032	610,000	569,694
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Homes 4 Rent LP
3.625%, 04/15/2032	$1,119,000	$967,326
4.300%, 04/15/2052	501,000	378,327
American Tower Corp.
2.950%, 01/15/2051	324,000	200,027
3.125%, 01/15/2027	548,000	508,695
5.500%, 03/15/2028	1,295,000	1,308,504
5.550%, 07/15/2033	1,610,000	1,620,540
Boston Properties LP 6.500%, 01/15/2034	259,000	252,411
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,070,000	832,960
Crown Castle, Inc.
1.050%, 07/15/2026	1,744,000	1,535,058
2.900%, 03/15/2027 to 04/01/2041	1,585,000	1,313,519
5.000%, 01/11/2028	2,591,000	2,569,964
Essex Portfolio LP 2.550%, 06/15/2031	577,000	470,779
Federal Realty Investment Trust 3.950%, 01/15/2024	774,000	765,516
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	193,000	147,072
4.150%, 04/15/2032	1,114,000	999,873
Mid-America Apartments LP 4.300%, 10/15/2023	574,000	570,664
Realty Income Corp.
2.200%, 06/15/2028	599,000	523,681
2.850%, 12/15/2032	810,000	663,958
4.850%, 03/15/2030	777,000	760,109
4.900%, 07/15/2033	1,080,000	1,038,034
5.625%, 10/13/2032	1,132,000	1,152,167
Regency Centers LP 2.950%, 09/15/2029	1,533,000	1,333,175
STORE Capital Corp.
2.700%, 12/01/2031	389,000	267,405
2.750%, 11/18/2030	990,000	717,437
4.500%, 03/15/2028	1,496,000	1,290,825
4.625%, 03/15/2029	714,000	615,280
Sun Communities Operating LP 4.200%, 04/15/2032	1,119,000	976,586
		25,587,136
Utilities – 1.9%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	404,000	335,157
Baltimore Gas and Electric Company
2.250%, 06/15/2031	867,000	724,364
5.400%, 06/01/2053	971,000	972,725
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	640,000	492,447
Commonwealth Edison Company 5.300%, 02/01/2053	260,000	260,776
Consolidated Edison Company of New York, Inc. 5.200%, 03/01/2033	1,815,000	1,842,833
Consumers Energy Company 2.500%, 05/01/2060	527,000	300,716
DTE Electric Company
2.950%, 03/01/2050	1,012,000	687,604
3.650%, 03/01/2052	463,000	356,245
Duke Energy Carolinas LLC
2.550%, 04/15/2031	590,000	506,227
2.850%, 03/15/2032	1,077,000	922,250
3.550%, 03/15/2052	784,000	593,974
5.350%, 01/15/2053	1,300,000	1,300,321

17

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
2.550%, 06/15/2031	$635,000	$525,451
3.500%, 06/15/2051	179,000	126,607
Duke Energy Florida LLC 2.400%, 12/15/2031	864,000	711,762
Duke Energy Progress LLC
2.500%, 08/15/2050	875,000	535,322
5.250%, 03/15/2033	907,000	925,818
Entergy Arkansas LLC
2.650%, 06/15/2051	781,000	483,337
5.150%, 01/15/2033	1,300,000	1,313,911
Eversource Energy 1.650%, 08/15/2030	985,000	786,845
Exelon Corp.
5.300%, 03/15/2033	979,000	985,962
5.600%, 03/15/2053	779,000	769,752
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	421,821
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	952,000	791,414
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	1,019,000	974,666
5.200%, 04/01/2028 (D)	975,000	982,403
MidAmerican Energy Company 2.700%, 08/01/2052	751,000	483,106
Mississippi Power Company
3.100%, 07/30/2051	1,040,000	690,706
4.250%, 03/15/2042	399,000	331,861
NSTAR Electric Company
3.100%, 06/01/2051	535,000	367,938
4.550%, 06/01/2052	704,000	631,809
Pacific Gas and Electric Company
2.100%, 08/01/2027	464,000	401,564
3.950%, 12/01/2047	1,981,000	1,341,849
4.200%, 06/01/2041	503,000	373,998
4.500%, 07/01/2040	298,000	231,002
4.750%, 02/15/2044	292,000	222,960
4.950%, 07/01/2050	2,772,000	2,158,391
PacifiCorp 5.500%, 05/15/2054	1,037,000	1,047,706
PECO Energy Company 2.850%, 09/15/2051	1,046,000	686,643
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	845,000	776,048
5.150%, 03/30/2026 (D)	651,000	646,928
Public Service Company of Oklahoma 3.150%, 08/15/2051	587,000	391,864
Public Service Electric and Gas Company
1.900%, 08/15/2031	1,163,000	943,878
2.050%, 08/01/2050	240,000	136,284
2.700%, 05/01/2050	473,000	311,120
Southern California Edison Company 4.125%, 03/01/2048	653,000	525,461
Virginia Electric and Power Company
2.950%, 11/15/2051	867,000	567,503
5.450%, 04/01/2053	293,000	287,355
		33,186,684
TOTAL CORPORATE BONDS (Cost $416,537,379)		$398,168,070
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	394,538
Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	$1,115,000	$1,357,831
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	567,506
Ohio State University 4.800%, 06/01/2111	600,000	544,686
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	913,462
TOTAL MUNICIPAL BONDS (Cost $4,182,692)		$3,778,023
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.2%
Commercial and residential – 2.9%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(E)	227,876	209,200
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(E)	220,481	202,254
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(E)	844,926	677,106
BANK Series 2023-5YR1, Class A3 6.260%, 04/15/2056 (E)	851,000	881,056
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	374,976	364,717
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	720,081	670,992
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.807%, 09/15/2036 (A)(D)	3,519,000	3,400,586
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 5.796%, 10/15/2038 (A)(D)	1,619,898	1,565,066
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	416,199	398,903
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(E)	1,126,744	872,581
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(E)	1,203,398	948,096
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	4,283,040	4,267,770
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (E)	612,000	602,858
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,279,000	1,238,228
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	627,162
CSAIL Commercial Mortgage Trust Series 2019-C16, Class A2 3.067%, 06/15/2052	615,000	544,926
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 5.862%, 10/15/2038 (A)(D)	1,387,972	1,342,601
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	599,511	598,179
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,503,311

18

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	$663,297	$634,235
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,418,448
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,182,870	1,150,378
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4, 4.199%, 01/15/2047	353,000	347,986
Series 2014-C23, Class A4, 3.670%, 09/15/2047	532,099	516,391
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,952,050	1,860,123
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	931,151
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	1,578,000	1,565,172
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	346,000	322,731
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 6.058%, 11/15/2038 (A)(D)	2,225,320	2,156,795
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(E)	484,840	401,671
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	786,660
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(E)	372,362	339,721
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 5.888%, 05/25/2055 (A)(D)	2,870,400	2,844,732
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	133,440	126,080
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(E)	556,493	512,789
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(E)	513,379	450,941
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(E)	699,052	601,866
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(E)	1,090,030	916,247
Verus Securitization Trust
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	315,918	304,480
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	501,045	480,703
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	137,280	128,598
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	283,396	272,649
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	$254,652	$230,473
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(E)	882,944	751,872
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(E)	802,684	668,603
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(E)	992,756	789,442
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(E)	3,372,057	2,730,223
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(E)	1,517,690	1,284,687
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(E)	1,074,910	914,699
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(E)	738,483	660,253
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(E)	493,552	437,031
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	574,270	516,703
		48,970,125
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,634,016	1,500,006
Series 271, Class F5 (1 month LIBOR + 0.500%), 5.607%, 08/15/2042 (A)	629,231	613,481
Series 272, Class F1 (1 month LIBOR + 0.500%), 5.607%, 08/15/2042 (A)	968,019	946,918
Series 280, Class F1 (1 month LIBOR + 0.500%), 5.607%, 09/15/2042 (A)	996,966	975,294
Series 4122, Class FP (1 month LIBOR + 0.400%), 5.507%, 10/15/2042 (A)	756,929	738,943
Series 4205, Class PA, 1.750%, 05/15/2043	837,552	719,681
Series 4240, Class FA (1 month LIBOR + 0.500%), 5.607%, 08/15/2043 (A)	1,815,276	1,776,197
Series 4248, Class FT (1 month LIBOR + 0.500%), 5.607%, 09/15/2043 (A)	648,007	631,571
Series 4446, Class CP, 2.250%, 03/15/2045	864,480	764,230
Series 4631, Class FA (1 month LIBOR + 0.500%), 5.607%, 11/15/2046 (A)	1,232,672	1,194,147
Series 4719, Class LM, 3.000%, 09/15/2047	726,874	662,440
Series 4742, Class PA, 3.000%, 10/15/2047	1,140,903	1,043,338
Series 4793, Class FD (1 month LIBOR + 0.300%), 5.407%, 06/15/2048 (A)	273,255	261,982
Series 4826, Class KF (1 month LIBOR + 0.300%), 5.407%, 09/15/2048 (A)	567,151	544,046

19

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4880, Class DA, 3.000%, 05/15/2050	$1,716,986	$1,576,700
Series 4993, Class KF (1 month LIBOR + 0.450%), 5.588%, 07/25/2050 (A)	4,978,475	4,758,635
Series 5004, Class FM (1 month LIBOR + 0.350%), 5.488%, 08/25/2050 (A)	1,065,987	1,018,078
Series 5091, Class AB, 1.500%, 03/25/2051	2,449,257	1,978,064
Series 5119, Class AB, 1.500%, 08/25/2049	567,425	451,951
Series 5119, Class QF (1 month SOFR + 0.200%), 5.015%, 06/25/2051 (A)	1,508,513	1,433,048
Series 5143, Class GA, 2.000%, 06/25/2049	753,767	625,523
Series 5178, Class TP, 2.500%, 04/25/2049	1,510,594	1,313,438
Series 5182, Class M, 2.500%, 05/25/2049	927,729	813,242
Series 5201, Class CA, 2.500%, 07/25/2048	1,316,913	1,174,037
Series 5202, Class LA, 2.500%, 05/25/2049	1,394,885	1,219,382
Series 5203, Class G, 2.500%, 11/25/2048	619,811	544,447
Series 5300, Class C, 2.000%, 09/25/2047	2,135,188	1,957,541
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	98,615	99,700
Series 2012-133, Class JF (1 month LIBOR + 0.350%), 5.488%, 12/25/2042 (A)	831,022	807,762
Series 2012-151, Class NX, 1.500%, 01/25/2043	766,297	650,860
Series 2013-11, Class AP, 1.500%, 01/25/2043	3,027,043	2,690,200
Series 2013-15, Class FA (1 month LIBOR + 0.350%), 5.488%, 03/25/2043 (A)	1,009,112	981,913
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,054,472	907,236
Series 2014-25, Class EL, 3.000%, 05/25/2044	923,034	841,313
Series 2015-20, Class EF (1 month LIBOR + 0.350%), 5.488%, 04/25/2045 (A)	2,319,668	2,250,410
Series 2015-26, Class GF (1 month LIBOR + 0.300%), 5.438%, 05/25/2045 (A)	1,447,428	1,406,157
Series 2015-32, Class FA (1 month LIBOR + 0.300%), 5.438%, 05/25/2045 (A)	875,163	846,434
Series 2015-48, Class FB (1 month LIBOR + 0.300%), 5.438%, 07/25/2045 (A)	1,085,207	1,051,226
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,757,154	1,539,509
Series 2015-84, Class PA, 1.700%, 08/25/2033	3,287,548	2,970,342
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-48, Class MA, 2.000%, 06/25/2038	$3,111,336	$2,811,464
Series 2016-57, Class PC, 1.750%, 06/25/2046	6,153,036	5,170,294
Series 2017-13, Class PA, 3.000%, 08/25/2046	775,592	717,142
Series 2017-78, Class FC (1 month LIBOR + 0.350%), 5.488%, 10/25/2047 (A)	1,091,302	1,053,520
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,200,121	1,119,618
Series 2018-8, Class KL, 2.500%, 03/25/2047	815,877	719,565
Series 2018-85, Class EA, 3.500%, 12/25/2048	788,520	750,383
Series 2018-85, Class FE (1 month LIBOR + 0.300%), 5.438%, 12/25/2048 (A)	2,271,310	2,200,601
Series 2019-15, Class FA (1 month LIBOR + 0.500%), 5.638%, 04/25/2049 (A)	564,327	547,386
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,279,985	2,089,148
Series 2019-43, Class FC (1 month LIBOR + 0.400%), 5.538%, 08/25/2049 (A)	1,132,782	1,092,975
Series 2019-67, Class FB (1 month LIBOR + 0.450%), 5.588%, 11/25/2049 (A)	558,292	539,987
Series 2019-8, Class GA, 3.000%, 03/25/2049	3,290,764	2,985,055
Series 2020-34, Class F (1 month LIBOR + 0.450%), 5.588%, 06/25/2050 (A)	764,948	737,564
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,283,840	2,080,103
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,198,510	997,894
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,639,971	3,061,086
Series 2021-27, Class EC, 1.500%, 05/25/2051	4,311,940	3,446,952
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,743,740	1,442,964
Series 2021-78, Class PA, 2.500%, 11/25/2051	1,046,416	911,759
Series 2022-11, Class A, 2.500%, 07/25/2047	2,865,705	2,586,011
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,122,195	996,363
Series 414, Class A35, 3.500%, 10/25/2042	886,444	836,456
Government National Mortgage Association
Series 2012-141, Class WA, 4.518%, 11/16/2041 (E)	269,249	264,408
Series 2017-167, Class BQ, 2.500%, 08/20/2044	779,572	713,485
Series 2021-23, Class MG, 1.500%, 02/20/2051	3,470,117	2,867,437
Series 2021-27, Class BD, 5.000%, 02/20/2051	889,276	900,737

20

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-27, Class CW, 5.001%, 02/20/2051 (E)	$1,297,215	$1,294,835
Series 2021-27, Class NT, 5.000%, 02/20/2051	1,034,614	1,014,381
Series 2021-27, Class Q, 5.000%, 02/20/2051	899,034	883,997
Series 2021-8, Class CY, 5.000%, 01/20/2051	928,524	926,939
Series 2022-107, Class C, 2.500%, 06/20/2051	3,872,311	3,303,636
Series 2022-197, Class LF (1 month SOFR + 0.700%), 5.631%, 11/20/2052 (A)	3,944,801	3,923,788
Series 2022-205, Class A, 2.000%, 09/20/2051	1,560,686	1,272,078
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,956,858	2,626,301
Series 2022-84, Class A, 2.500%, 01/20/2052	1,144,006	982,155
		108,147,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,057,936)		$157,118,014
ASSET BACKED SECURITIES – 10.5%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	666,000	668,897
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	1,149,000	1,122,345
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	459,000	442,671
Series 2022-2, Class A3 4.380%, 04/18/2028	1,232,000	1,211,117
Series 2023-1, Class A3 5.620%, 11/18/2027	1,934,000	1,939,437
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,054,000	995,693
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	869,000	811,994
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	840,000	739,590
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	563,000	549,604
Series 2023-1A, Class A 5.250%, 04/20/2029 (D)	2,724,000	2,702,031
Series 2023-2A, Class A 5.200%, 10/20/2027 (D)	1,535,000	1,523,512
Series 2023-4A, Class A 5.490%, 06/20/2029 (D)	3,330,000	3,321,601
Series 2023-6A, Class A 5.810%, 12/20/2029 (D)	2,625,000	2,614,131
Barclays Dryrock Issuance Trust Series 2023-1, Class A 4.720%, 02/15/2029	1,605,000	1,598,048
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	960,000	955,938
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.490%, 05/15/2027	$1,749,000	$1,702,146
Series 2023-A1, Class A 4.420%, 05/15/2028	3,213,000	3,193,623
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.870%, 02/15/2028	3,984,000	3,973,398
Series 2023-1, Class A4 4.760%, 08/15/2028	1,328,000	1,324,639
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	796,108
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 6.788%, 11/26/2046 (A)(D)	453,451	452,198
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	594,421	562,487
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	655,742	603,594
Discover Card Execution Note Trust
Series 2022-A3, Class A3 3.560%, 07/15/2027	3,395,000	3,304,973
Series 2022-A4, Class A 5.030%, 10/15/2027	544,000	546,411
Series 2023-A1, Class A 4.310%, 03/15/2028	3,155,000	3,118,947
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.510%, 01/22/2029 (D)	1,916,000	1,910,150
Series 2023-1, Class A3 5.420%, 10/22/2029 (D)	1,181,000	1,188,923
Ford Credit Auto Lease Trust Series 2023-A, Class A4 4.830%, 05/15/2026	1,021,000	1,012,921
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	3,760,000	3,624,819
Series 2022-C, Class A4 4.590%, 12/15/2027	1,410,000	1,398,334
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	608,507
Series 2023-1, Class A 4.850%, 08/15/2035 (D)	4,967,000	4,949,119
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,785,596
Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1 4.920%, 05/15/2028 (D)	3,890,000	3,866,937
GM Financial Automobile Leasing Trust
Series 2023-1, Class A4 5.160%, 01/20/2027	1,433,000	1,431,793
Series 2023-2, Class A3 5.050%, 07/20/2026	1,957,000	1,950,892
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	895,796
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	2,531,000	2,451,053
Series 2022-2, Class A4 3.250%, 04/17/2028	1,698,000	1,629,736
Series 2022-4, Class A3 4.820%, 08/16/2027	1,082,000	1,075,786

21

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust
Series 2022-1, Class A 5.910%, 10/11/2035 (D)	$1,576,000	$1,639,799
Series 2023-1, Class A 5.120%, 04/11/2035 (D)	2,562,000	2,575,020
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,441,000	1,268,000
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	2,942,000	2,741,447
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	1,680,000	1,612,306
Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	3,193,000	3,236,724
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.760%, 12/18/2028	778,000	756,248
Series 2023-1, Class A3 5.040%, 04/21/2027	3,462,000	3,464,026
Series 2023-1, Class A4 4.970%, 06/21/2029	1,664,000	1,674,280
Series 2023-2, Class A4 4.910%, 09/17/2029	500,000	500,985
Hyundai Auto Lease Securitization Trust
Series 2022-C, Class A4 4.480%, 08/17/2026 (D)	1,705,000	1,679,393
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	1,433,000	1,432,148
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	884,324
Series 2022-A, Class A3 2.220%, 10/15/2026	1,779,000	1,707,308
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	569,533
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,250,232
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3 4.740%, 01/15/2027	1,925,000	1,904,704
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,409,464
Series 2023-1, Class A4 4.310%, 04/16/2029	1,131,000	1,116,481
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 6.707%, 10/15/2031 (A)(D)	596,717	595,841
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 7.257%, 12/15/2045 (A)(D)	168,369	169,098
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	2,188,076	1,945,305
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	77,862	77,517
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	698,765	670,118
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,293,735	1,228,422
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,899,920	1,773,737
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,000,622	927,215
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	475,809	435,230
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	$134,860	$121,415
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	48,520	43,283
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	371,924	326,020
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	419,456	365,658
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	111,737	97,349
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,843,484	2,426,629
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,511,622	1,284,977
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	443,962	385,864
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,770,771	3,312,284
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,140,766	1,084,033
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,636,385	1,437,520
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 5.435%, 10/27/2036 (A)	140,951	137,330
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 5.415%, 01/25/2037 (A)	1,286,119	1,263,815
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 5.365%, 10/25/2033 (A)	2,578,398	2,490,971
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 5.047%, 03/23/2037 (A)	2,892,605	2,825,438
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 5.067%, 12/24/2035 (A)	2,092,052	2,047,023
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 5.127%, 03/22/2032 (A)	340,220	328,158
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	811,047
Series 2023-A, Class A4 4.850%, 06/17/2030	667,000	676,791
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	1,216,000	1,193,906
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	585,885
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	2,715,284	2,679,810
Series 2022-3, Class A3 3.400%, 12/15/2026	1,251,000	1,231,776
Series 2022-4, Class A3 4.140%, 02/16/2027	1,697,000	1,672,251
Series 2022-5, Class A3 4.110%, 08/17/2026	1,434,000	1,416,812
Series 2022-6, Class A3 4.490%, 11/16/2026	3,031,000	2,991,832
Series 2022-7, Class A3 5.750%, 04/15/2027	685,000	685,555

22

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	$94,930	$91,233
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 6.557%, 02/17/2032 (A)(D)	64,681	64,643
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	547,603	523,388
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	952,438	912,420
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	898,478	803,301
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,290,728	1,156,450
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	3,864,726	3,455,381
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	3,049,981	2,675,181
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	790,296	701,347
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	2,395,690	2,130,391
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,773,985	1,595,170
Series 2023-B, Class A1B (1 month SOFR + 1.800%) 6.773%, 10/16/2056 (A)(D)	1,656,000	1,657,490
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	210,505	200,766
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	22,329	22,266
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	152,410	137,521
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	523,337	444,281
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,200,607	1,011,271
Synchrony Card Funding LLC Series 2022-A2, Class A 3.860%, 07/15/2028	902,000	882,301
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,285,000	1,279,507
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	1,267,000	1,210,158
Series 2022-C, Class A4 3.770%, 02/15/2028	1,299,000	1,260,539
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	770,133
Series 2023-A, Class A4 4.420%, 08/15/2028	1,064,000	1,053,958
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,667,378
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	962,984
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,191,748
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	2,106,000	2,049,322
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,444,290
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2023-2, Class A 4.890%, 04/13/2028	$925,000	$921,603
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	1,612,000	1,611,960
TOTAL ASSET BACKED SECURITIES (Cost $186,905,694)		$180,612,213
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0038% (F)	39,318,689	39,318,689
TOTAL SHORT-TERM INVESTMENTS (Cost $39,318,689)		$39,318,689
Total Investments (Core Bond Fund) (Cost $1,922,192,223) – 107.3%		$1,837,017,344
Other assets and liabilities, net – (7.3%)		(125,664,040)
TOTAL NET ASSETS – 100.0%		$1,711,353,304
SALE COMMITMENTS OUTSTANDING - (0.3)%
U.S. Government Agency – (0.3%)
Federal National Mortgage Association 3.500%, TBA (C)	$(6,000,000)	$(5,504,531)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $5,606,016)		$(5,504,531)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Warby Parker, Inc., Class A (A)	16,006	$176,226

23

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 98.7%
Biotechnology – 29.7%
2seventy bio, Inc. (A)	16,524	$196,801
Aadi Bioscience, Inc. (A)	4,411	35,288
AbbVie, Inc.	15,880	2,190,805
ACADIA Pharmaceuticals, Inc. (A)	36,765	863,978
Acelyrin, Inc. (A)	13,912	251,807
ADC Therapeutics SA (A)	30,034	70,580
Agios Pharmaceuticals, Inc. (A)	9,345	236,242
Akero Therapeutics, Inc. (A)	14,039	625,859
Alector, Inc. (A)	15,178	112,924
Allakos, Inc. (A)	26,930	134,111
Allogene Therapeutics, Inc. (A)	46,738	245,375
Alnylam Pharmaceuticals, Inc. (A)	26,633	4,927,371
Ambrx Biopharma, Inc., ADR (A)	14,299	211,053
Apellis Pharmaceuticals, Inc. (A)	50,432	4,329,587
Arcellx, Inc. (A)	7,106	313,730
Arcus Biosciences, Inc. (A)	10,575	217,211
Ardelyx, Inc. (A)	59,604	199,077
Argenx SE, ADR (A)	14,643	5,691,734
Ascendis Pharma A/S, ADR (A)	15,177	1,319,944
Aura Biosciences, Inc. (A)	11,763	133,157
Avidity Biosciences, Inc. (A)	36,946	392,367
BeiGene, Ltd., ADR (A)	9,342	2,063,928
Bicycle Therapeutics PLC, ADR (A)	7,776	186,468
Biogen, Inc. (A)	7,121	2,110,736
Biohaven, Ltd. (A)	20,237	354,350
BioMarin Pharmaceutical, Inc. (A)	23,091	2,007,532
Blueprint Medicines Corp. (A)	30,225	1,708,317
C4 Therapeutics, Inc. (A)	15,753	53,403
Celldex Therapeutics, Inc. (A)	7,307	232,363
Centessa Pharmaceuticals PLC, ADR (A)	34,369	155,004
Cerevel Therapeutics Holdings, Inc. (A)	36,850	1,201,310
Crinetics Pharmaceuticals, Inc. (A)	7,000	152,810
CRISPR Therapeutics AG (A)	7,406	474,280
CureVac NV (A)	35,900	346,435
Cytokinetics, Inc. (A)	10,328	389,262
Day One Biopharmaceuticals, Inc. (A)	14,310	190,323
Denali Therapeutics, Inc. (A)	24,433	738,365
Entrada Therapeutics, Inc. (A)	15,167	173,814
Exact Sciences Corp. (A)	30,801	2,512,746
Exelixis, Inc. (A)	56,920	1,097,418
Fate Therapeutics, Inc. (A)	22,456	113,403
FibroGen, Inc. (A)	11,867	204,706
Generation Bio Company (A)	45,593	159,576
Genmab A/S (A)	4,539	1,786,809
Ideaya Biosciences, Inc. (A)	8,378	191,354
IGM Biosciences, Inc. (A)	11,067	133,357
Immatics NV (A)	18,386	181,470
Immuneering Corp., Class A (A)	37,514	290,734
Immunocore Holdings PLC, ADR (A)	32,434	1,789,708
Incyte Corp. (A)	15,151	932,544
Insmed, Inc. (A)	51,103	972,490
Intellia Therapeutics, Inc. (A)	8,896	331,465
Ionis Pharmaceuticals, Inc. (A)	21,709	887,898
Iovance Biotherapeutics, Inc. (A)	40,305	352,266
Karuna Therapeutics, Inc. (A)	12,914	2,925,667
Keros Therapeutics, Inc. (A)	5,907	282,709
Krystal Biotech, Inc. (A)	3,944	464,800
Kymera Therapeutics, Inc. (A)	19,426	571,901
Legend Biotech Corp., ADR (A)	30,218	1,939,089
LianBio, ADR (A)	47,800	119,500
Lyell Immunopharma, Inc. (A)	84,335	269,029
Madrigal Pharmaceuticals, Inc. (A)	964	268,387
MeiraGTx Holdings PLC (A)	12,164	83,688
Mirati Therapeutics, Inc. (A)	16,222	602,810
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moderna, Inc. (A)	8,999	$1,149,262
Monte Rosa Therapeutics, Inc. (A)	35,064	258,772
MoonLake Immunotherapeutics (A)	17,736	482,597
Morphic Holding, Inc. (A)	12,831	737,783
Neurocrine Biosciences, Inc. (A)	6,131	548,908
Nuvalent, Inc., Class A (A)	5,692	239,633
Prelude Therapeutics, Inc. (A)	17,193	95,937
Prime Medicine, Inc. (A)	14,441	198,131
Protagonist Therapeutics, Inc. (A)	9,483	247,222
Prothena Corp. PLC (A)	15,993	1,062,415
PTC Therapeutics, Inc. (A)	21,460	900,676
RAPT Therapeutics, Inc. (A)	18,326	367,070
Regeneron Pharmaceuticals, Inc. (A)	14,018	10,311,080
Relay Therapeutics, Inc. (A)	60,788	677,178
Replimune Group, Inc. (A)	31,946	606,655
REVOLUTION Medicines, Inc. (A)	32,856	819,100
Rocket Pharmaceuticals, Inc. (A)	14,022	293,480
Sage Therapeutics, Inc. (A)	14,890	737,055
Sana Biotechnology, Inc. (A)	51,869	312,251
Sarepta Therapeutics, Inc. (A)	12,940	1,599,384
Scholar Rock Holding Corp. (A)	43,766	254,718
Senti Biosciences, Inc. (A)	26,772	23,664
SpringWorks Therapeutics, Inc. (A)	16,074	440,106
Stoke Therapeutics, Inc. (A)	11,180	125,216
Tenaya Therapeutics, Inc. (A)	33,831	243,583
TG Therapeutics, Inc. (A)	4,755	126,626
Twist Bioscience Corp. (A)	8,301	125,760
Ultragenyx Pharmaceutical, Inc. (A)	28,210	1,392,446
Vaxcyte, Inc. (A)	16,503	817,229
Vertex Pharmaceuticals, Inc. (A)	25,721	8,322,544
Vir Biotechnology, Inc. (A)	6,400	170,688
Voyager Therapeutics, Inc. (A)	18,592	211,763
Xencor, Inc. (A)	18,574	503,355
Zai Lab, Ltd., ADR (A)	22,502	731,090
Zentalis Pharmaceuticals, Inc. (A)	15,693	408,646
		90,245,248
Health care equipment and supplies – 17.1%
Baxter International, Inc.	18,621	758,247
Becton, Dickinson and Company	18,067	4,367,878
Boston Scientific Corp. (A)	27,806	1,431,453
DexCom, Inc. (A)	20,848	2,444,636
Hologic, Inc. (A)	31,599	2,492,845
Inari Medical, Inc. (A)	15,541	938,676
Insulet Corp. (A)	8,502	2,331,674
Intuitive Surgical, Inc. (A)	35,525	10,936,016
iRhythm Technologies, Inc. (A)	5,471	625,171
Lantheus Holdings, Inc. (A)	11,597	1,004,184
Nevro Corp. (A)	7,298	201,133
Novocure, Ltd. (A)	31,083	2,232,070
Orchestra Biomed Holdings, Inc. (A)	19,166	287,490
Penumbra, Inc. (A)	16,308	5,012,101
PROCEPT BioRobotics Corp. (A)	16,166	540,753
QuidelOrtho Corp. (A)	6,968	593,256
Shockwave Medical, Inc. (A)	10,899	2,998,206
STERIS PLC	3,813	762,486
Stryker Corp.	28,214	7,775,214
Teleflex, Inc.	6,385	1,498,879
The Cooper Companies, Inc.	2,381	884,613
Zimmer Biomet Holdings, Inc.	13,877	1,767,097
		51,884,078
Health care providers and services – 18.8%
agilon health, Inc. (A)	64,625	1,284,745
Alignment Healthcare, Inc. (A)	31,904	187,276
AmerisourceBergen Corp.	3,966	674,815
Centene Corp. (A)	39,869	2,488,224

24

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Elevance Health, Inc.	20,816	$9,321,821
GeneDx Holdings Corp. (A)	990	7,445
Guardant Health, Inc. (A)	27,277	799,762
HCA Healthcare, Inc.	11,819	3,122,462
Humana, Inc.	12,372	6,209,136
McKesson Corp.	2,392	934,889
Molina Healthcare, Inc. (A)	14,953	4,095,627
Option Care Health, Inc. (A)	14,779	407,161
Privia Health Group, Inc. (A)	21,036	524,848
Surgery Partners, Inc. (A)	16,626	623,142
The Cigna Group	13,377	3,309,604
UnitedHealth Group, Inc.	47,103	23,172,883
		57,163,840
Health care technology – 1.0%
Doximity, Inc., Class A (A)	28,400	871,028
Schrodinger, Inc. (A)	10,205	341,357
Sophia Genetics SA (A)	31,768	148,039
Veeva Systems, Inc., Class A (A)	10,073	1,669,096
		3,029,520
Life sciences tools and services – 13.3%
10X Genomics, Inc., Class A (A)	26,056	1,366,898
Adaptive Biotechnologies Corp. (A)	23,474	163,379
Agilent Technologies, Inc.	39,700	4,592,099
Avantor, Inc. (A)	77,298	1,541,322
Bio-Techne Corp.	13,089	1,070,549
Bruker Corp.	26,498	1,831,012
Charles River Laboratories International, Inc. (A)	6,938	1,341,670
Danaher Corp.	26,681	6,126,491
Evotec SE (A)	13,450	291,884
ICON PLC (A)	700	149,121
Illumina, Inc. (A)	4,246	834,976
IQVIA Holdings, Inc. (A)	4,526	891,215
Mettler-Toledo International, Inc. (A)	836	1,105,083
Olink Holding AB, ADR (A)	43,234	842,198
Pacific Biosciences of California, Inc. (A)	60,892	753,843
Repligen Corp. (A)	6,083	1,021,457
Seer, Inc. (A)	31,895	117,374
Thermo Fisher Scientific, Inc.	26,934	13,694,862
West Pharmaceutical Services, Inc.	7,530	2,519,764
WuXi Biologics Cayman, Inc. (A)(B)	68,000	348,145
		40,603,342
Pharmaceuticals – 18.8%
Arvinas, Inc. (A)	11,764	256,808
Astellas Pharma, Inc.	82,700	1,308,492
AstraZeneca PLC, ADR	141,765	10,360,186
Catalent, Inc. (A)	18,879	702,865
Daiichi Sankyo Company, Ltd.	58,400	1,899,120
DICE Therapeutics, Inc. (A)	16,049	507,309
Eli Lilly & Company	38,082	16,354,696
Longboard Pharmaceuticals, Inc. (A)	12,631	87,533
Merck & Company, Inc.	106,835	11,795,652
Novo Nordisk A/S, ADR	13,257	2,127,218
Nuvation Bio, Inc. (A)	11,900	19,278
Pfizer, Inc.	119,419	4,540,310
Pliant Therapeutics, Inc. (A)	13,397	289,777
Relmada Therapeutics, Inc. (A)	2,900	8,236
Roche Holding AG	9,596	3,056,411
Royalty Pharma PLC, Class A	34,291	1,122,687
Structure Therapeutics, Inc., ADR (A)	9,415	301,280
Theseus Pharmaceuticals, Inc. (A)	25,222	183,616
Ventyx Biosciences, Inc. (A)	21,535	742,311
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	9,654	$1,573,699
		57,237,484
		300,163,512
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	143,940
TOTAL COMMON STOCKS (Cost $218,567,633)		$300,483,678
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Life sciences tools and services – 0.5%
Sartorius AG	4,328	1,452,565
TOTAL PREFERRED SECURITIES (Cost $813,797)		$1,452,565
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	900
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	97
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	860
TOTAL WARRANTS (Cost $42,435)		$1,857
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0038% (C)	1,026,683	1,026,683
T. Rowe Price Government Reserve Fund, 5.0876% (C)	737,005	737,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,763,688)		$1,763,688
Total Investments (Health Sciences Fund) (Cost $221,187,553) – 99.9%		$303,701,788
Other assets and liabilities, net – 0.1%		382,256
TOTAL NET ASSETS – 100.0%		$304,084,044
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-23.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$968,484	$307,398
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	716,203	188,004
1.000%, 07/09/2029	54,775	13,962

25

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	$476,895	$110,705
		620,069
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,249,607)		$620,069
CORPORATE BONDS – 81.9%
Communication services – 10.3%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	918,833
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	1,021,432
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	800,679
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	460,075
Altice France SA 5.125%, 07/15/2029 (A)	630,000	448,607
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (A)	930,000	652,163
10.000%, 06/15/2026 (A)	420,000	267,351
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,065,325
4.500%, 05/01/2032	1,740,000	1,361,756
4.750%, 02/01/2032 (A)	350,000	280,441
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	498,562
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	229,443
5.000%, 11/15/2031 (A)	430,000	186,046
5.750%, 01/15/2030 (A)	660,000	290,684
6.500%, 02/01/2029 (A)	900,000	708,577
CSC Holdings LLC 11.250%, 05/15/2028 (A)	430,000	407,425
Directv Financing LLC 5.875%, 08/15/2027 (A)	800,000	704,654
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	462,599
5.750%, 12/01/2028 (A)	1,210,000	877,644
5.875%, 11/15/2024	110,000	94,214
7.750%, 07/01/2026	1,800,000	1,032,786
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	715,950
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	20,811
5.250%, 08/15/2027 (A)	780,000	547,743
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)(B)	260,000	211,799
4.625%, 06/01/2028 (A)	440,000	401,500
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	593,249
Sprint Capital Corp. 8.750%, 03/15/2032	450,000	546,713
Telecom Italia Capital SA 6.000%, 09/30/2034	570,000	479,554
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	408,548
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	351,000
Urban One, Inc. 7.375%, 02/01/2028 (A)	400,000	360,000
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)		$550,000	$494,336
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)		510,000	443,041
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)		500,000	411,153
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)		430,000	362,430
			19,117,123
Consumer discretionary – 19.5%
Academy, Ltd. 6.000%, 11/15/2027 (A)		650,000	627,400
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)		609,000	568,916
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029		1,000,000	812,891
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)		718,710	813,939
Bath & Body Works, Inc.
5.250%, 02/01/2028		850,000	808,801
6.625%, 10/01/2030 (A)		340,000	323,968
9.375%, 07/01/2025 (A)		370,000	393,067
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		480,000	428,703
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)		530,000	456,916
7.000%, 02/15/2030 (A)		680,000	683,118
8.125%, 07/01/2027 (A)		240,000	244,558
Carnival Corp.
7.625%, 03/01/2026 (A)		500,000	474,055
10.500%, 06/01/2030 (A)(B)		490,000	491,709
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		620,000	671,106
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	710,500
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		720,000	584,950
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	389,593
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	412,862
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	819,000
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		560,000	488,779
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)		760,000	570,090
Ford Motor Company
3.250%, 02/12/2032		530,000	402,732
6.100%, 08/19/2032		1,270,000	1,193,770
Ford Motor Credit Company LLC
4.000%, 11/13/2030		1,430,000	1,201,615
5.113%, 05/03/2029		1,160,000	1,062,008
7.350%, 03/06/2030		520,000	523,701
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	1,040,625
Marston's Issuer PLC 6.939%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	345,045
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	519,121

26

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)	$650,000	$687,375
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	2,000,000	1,904,640
7.750%, 02/15/2029 (A)	800,000	723,422
8.375%, 02/01/2028 (A)	1,240,000	1,282,491
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	680,000	611,913
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	242,704
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (A)	840,000	789,734
7.250%, 01/15/2030 (A)	970,000	978,656
11.625%, 08/15/2027 (A)	660,000	717,278
Sands China, Ltd. 5.900%, 08/08/2028	200,000	189,022
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	460,000	430,100
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	590,000	541,325
StoneMor, Inc. 8.500%, 05/15/2029 (A)	490,000	414,050
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	280,000	269,268
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	540,000	415,800
7.875%, 05/01/2029 (A)	1,140,000	700,462
TopBuild Corp. 3.625%, 03/15/2029 (A)	400,000	345,748
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	930,000	818,797
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	273,188
7.000%, 02/15/2029 (A)(B)	1,590,000	1,407,373
13.000%, 05/15/2025 (A)	1,000,000	1,050,911
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	700,000	630,094
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	602,500
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	1,490,000	1,255,325
Wynn Resorts Finance LLC 7.125%, 02/15/2031 (A)	390,000	389,937
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)	520,000	523,682
		36,259,631
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	250,000	245,993
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	568,624
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)(B)	720,000	600,605
		1,415,222
Energy – 11.1%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,010,199
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,087,509
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,160,000	1,142,600
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	579,672
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	660,000	638,966
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	$180,000	$175,194
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	490,000	483,875
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	201,250
EQM Midstream Partners LP
5.500%, 07/15/2028	400,000	374,950
6.500%, 07/15/2048	1,750,000	1,429,542
Genesis Energy LP 8.875%, 04/15/2030	610,000	599,876
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	670,000	599,338
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	810,000	749,509
MEG Energy Corp.
5.875%, 02/01/2029 (A)	350,000	330,498
7.125%, 02/01/2027 (A)	630,000	641,276
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	683,280
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	340,000	333,720
Noble Finance II LLC 8.000%, 04/15/2030 (A)	430,000	435,732
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	681,093
Occidental Petroleum Corp.
4.100%, 02/15/2047	160,000	116,000
4.400%, 04/15/2046	240,000	181,800
6.450%, 09/15/2036	330,000	335,775
6.600%, 03/15/2046	520,000	533,104
8.875%, 07/15/2030	600,000	691,440
Permian Resources Operating LLC 5.875%, 07/01/2029 (A)	1,100,000	1,029,827
Range Resources Corp. 8.250%, 01/15/2029	800,000	833,180
Southwestern Energy Company 4.750%, 02/01/2032	1,080,000	934,391
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	430,000	409,738
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	582,049
Transocean, Inc. 8.750%, 02/15/2030 (A)	440,000	439,780
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	700,000	573,382
6.250%, 01/15/2030 (A)	500,000	495,689
Western Midstream Operating LP
5.450%, 04/01/2044	780,000	649,577
5.500%, 02/01/2050	720,000	574,387
		20,558,198
Financials – 9.2%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	270,454
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	860,000	653,352
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	375,660
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	797,617

27

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	$600,000	$562,643
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	700,000	653,726
6.875%, 04/15/2030 (A)	630,000	582,152
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	419,383
Credit Suisse AG 3.625%, 09/09/2024	250,000	239,260
Credit Suisse Group AG 6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	330,000	336,788
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	471,637
5.625%, 01/01/2030 (A)	170,000	154,381
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,464,665	2,199,714
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	891,389
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	484,232
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	375,157
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	194,871
4.750%, 06/15/2029 (A)	490,000	382,984
Lloyds Banking Group PLC 8.000%, (8.000% to 9-27-29, then 5 Year CMT + 3.913%), 09/27/2029 (E)	200,000	183,824
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	353,155
6.500%, 05/01/2028 (A)	590,000	518,763
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	800,000	800,907
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	900,000	729,513
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	677,095
4.000%, 10/15/2033 (A)	890,000	670,281
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	670,000	594,150
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	644,915
UBS Group AG 7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(E)	1,170,000	1,117,350
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	666,237
		17,001,590
Health care – 4.9%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	500,000	385,195
5.125%, 03/01/2030 (A)	600,000	466,698
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	810,086
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	890,000	733,077
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	180,000	117,000
6.250%, 02/15/2029 (A)	2,081,000	927,666
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Cano Health LLC 6.250%, 10/01/2028 (A)		$570,000	$379,050
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)		420,000	315,469
6.125%, 04/01/2030 (A)		70,000	37,811
6.875%, 04/15/2029 (A)		1,240,000	697,326
Medline Borrower LP
3.875%, 04/01/2029 (A)		280,000	241,487
5.250%, 10/01/2029 (A)(B)		740,000	633,161
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)		770,000	568,784
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		760,000	681,082
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/2027		500,000	460,700
5.125%, 05/09/2029 (B)		500,000	450,529
7.875%, 09/15/2029		200,000	205,194
8.125%, 09/15/2031		520,000	539,935
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		1,230,000	365,925
			9,016,175
Industrials – 14.5%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		430,000	423,980
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		770,000	723,236
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		800,000	733,624
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,370,000	1,312,725
7.250%, 02/15/2028 (A)		490,000	479,474
11.750%, 07/15/2025 (A)		270,000	295,754
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)		96,541	78,198
ATS Corp. 4.125%, 12/15/2028 (A)		460,000	411,875
Bombardier, Inc.
7.500%, 02/01/2029 (A)		620,000	601,946
7.875%, 04/15/2027 (A)		1,290,000	1,275,422
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	630,700
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		360,000	360,702
CoreCivic, Inc. 8.250%, 04/15/2026		1,000,000	1,000,256
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		570,000	494,549
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	225,414
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		$600,000	514,947
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		500,000	464,788
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		1,000,000	892,500
Madison IAQ LLC
4.125%, 06/30/2028 (A)		140,000	120,969
5.875%, 06/30/2029 (A)		850,000	647,026
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		467,527	466,725

28

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	$1,230,000	$990,150
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	360,000	303,300
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	470,000	429,049
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	710,000	665,433
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	1,000,000	918,483
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	600,000	499,528
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	980,000	867,300
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	1,000,000	929,891
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	902,000	912,341
The GEO Group, Inc.
9.500%, 12/31/2028 (A)	1,500,000	1,466,250
10.500%, 06/30/2028	360,000	361,184
Titan International, Inc. 7.000%, 04/30/2028	520,000	473,044
TransDigm, Inc. 6.750%, 08/15/2028 (A)	820,000	820,945
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	212,350	202,794
United Airlines, Inc. 4.625%, 04/15/2029 (A)	900,000	815,258
United Rentals North America, Inc.
3.875%, 02/15/2031	360,000	308,874
5.250%, 01/15/2030	800,000	758,282
6.000%, 12/15/2029 (A)	570,000	570,166
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	920,000	822,824
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	880,000	699,670
9.500%, 06/01/2028 (A)	80,000	73,226
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	701,594
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)	200,000	205,400
		26,949,796
Information technology – 3.1%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	373,767
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	489,314
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	320,000	274,829
CommScope, Inc.
4.750%, 09/01/2029 (A)	1,400,000	1,102,698
8.250%, 03/01/2027 (A)	910,000	713,874
Elastic NV 4.125%, 07/15/2029 (A)	750,000	648,583
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	410,000	409,292
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	439,651
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	358,061
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	899,990
		5,710,059
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 5.3%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	$1,220,000	$948,294
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	784,209
Canpack SA 3.875%, 11/15/2029 (A)	750,000	602,389
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	375,000
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	2,200,000	2,104,500
8.625%, 06/01/2031 (A)	1,370,000	1,351,163
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,320,000	1,197,042
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	770,000	691,501
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	597,961
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,951,648	3,903
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030 (B)	360,000	327,923
Pactiv LLC 8.375%, 04/15/2027	30,000	30,075
Summit Materials LLC 5.250%, 01/15/2029 (A)	870,000	816,295
		9,830,266
Real estate – 2.3%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	357,851
4.750%, 02/15/2028	270,000	183,696
9.750%, 06/15/2025	170,000	164,408
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	563,411
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	534,325
5.000%, 03/01/2028 (A)	420,000	382,200
IIP Operating Partnership LP 5.500%, 05/25/2026	1,160,000	978,813
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	144,916
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	202,500
4.625%, 08/01/2029	250,000	186,633
Service Properties Trust 5.500%, 12/15/2027	640,000	556,400
		4,255,153
Utilities – 0.9%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	391,971
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,100,000	965,998
TransAlta Corp. 7.750%, 11/15/2029	380,000	395,371
		1,753,340
TOTAL CORPORATE BONDS (Cost $179,037,846)		$151,866,553

29

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS – 0.7%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	$700,000	$314,160
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 6.434%, 03/15/2028 (F)	530,000	391,405
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	440,000	346,060
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	220,000	197,780
TOTAL CONVERTIBLE BONDS (Cost $1,754,721)		$1,249,405
TERM LOANS (G) – 6.6%
Consumer discretionary – 1.8%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 9.154%, 08/12/2028	300,953	300,351
Clarios Global LP, 2023 Incremental Term Loan (1 month SOFR + 3.750%) 8.903%, 05/06/2030	390,000	385,776
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 14.159%, 03/08/2024	408,450	362,499
First Brands Group LLC, 2021 Term Loan (6 month SOFR + 5.000%) 10.252%, 03/30/2027	362,600	348,459
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.904%, 03/06/2028	351,941	341,206
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 11.160%, 06/19/2026	708,324	697,196
Truck Hero, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 8.904%, 01/31/2028	352,800	321,006
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 8.563%, 02/17/2028	587,367	578,556
		3,335,049
Financials – 1.0%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.654%, 02/15/2027	523,800	486,291
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 8.404%, 07/31/2027	784,000	710,257
Asurion LLC, 2022 Term Loan B10 (1 month SOFR + 4.000%) 9.253%, 08/19/2028	467,650	428,615
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month LIBOR + 6.750%) 11.909%, 04/07/2028	250,000	228,283
		1,853,446
Health care – 1.0%
Agiliti Health, Inc., 2023 Term Loan (3 month SOFR + 3.000%) 7.993%, 05/01/2030	240,000	236,851
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 8.904%, 02/18/2027	563,502	436,714
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
Eyecare Partners LLC, 2022 Incremental Term Loan (1 month SOFR + 4.500%) 9.753%, 11/15/2028	$438,900	$313,814
LifePoint Health, Inc., 2018 Term Loan B (3 month LIBOR + 3.750%) 9.023%, 11/16/2025	510,000	446,464
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 10.188%, 06/26/2026	799,756	417,745
		1,851,588
Industrials – 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month SOFR + 3.750%) 9.003%, 05/12/2028	788,000	739,341
Mileage Plus Holdings LLC , 2020 Term Loan B (3 month LIBOR + 5.250%) 10.213%, 06/21/2027	408,000	421,982
R.R. Donnelley & Sons Company, 2023 Term Loan B (Prime rate + 6.250% and 1 month SOFR + 7.250%) 12.641%, 03/08/2028	723,080	719,465
		1,880,788
Information technology – 1.5%
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%) 9.264%, 10/16/2026	685,859	669,185
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 7.000%) 12.264%, 02/19/2029	880,000	805,517
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 9.503%, 11/29/2025	549,642	487,290
MRI Software LLC, 2020 Term Loan (3 month LIBOR + 5.500%) 10.659%, 02/10/2026	69,195	67,119
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 10.659%, 02/10/2026	120,318	116,708
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month SOFR + 5.000%) 10.004%, 04/11/2029	240,000	214,301
Peraton Corp., Term Loan B (1 month SOFR + 3.750%) 9.003%, 02/01/2028	432,951	411,459
		2,771,579
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 9.159%, 12/31/2027 (H)	575,692	498,319
TOTAL TERM LOANS (Cost $13,344,862)		$12,190,769
ASSET BACKED SECURITIES – 7.1%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 8.350%, 04/20/2032 (A)(D)	320,000	295,556
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.886%, 01/17/2032 (A)(D)	440,000	402,385
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 11.070%, 04/17/2029 (A)(D)	700,000	652,369

30

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 8.660%, 04/15/2034 (A)(D)	$410,000	$385,762
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.158%, 04/20/2035 (A)(D)	900,000	819,443
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 8.150%, 07/20/2029 (A)(D)	250,000	236,555
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 10.930%, 01/20/2032 (A)(D)	350,000	303,284
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 8.360%, 07/15/2034 (A)(D)	250,000	217,426
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 11.795%, 04/19/2034 (A)(D)	170,000	148,170
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 13.169%, 08/20/2032 (A)(D)	375,000	304,253
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 12.260%, 04/15/2029 (A)(D)	400,000	347,524
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 12.465%, 04/25/2034 (A)(D)	125,000	104,068
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 10.660%, 04/17/2030 (A)(D)	750,000	600,496
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 11.310%, 01/16/2032 (A)(D)	750,000	656,633
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 8.421%, 08/15/2031 (A)(D)	250,000	233,370
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 7.760%, 04/15/2031 (A)(D)	530,000	465,979
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 10.210%, 04/15/2031 (A)(D)	750,000	599,554
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.896%, 04/17/2034 (A)(D)	390,000	356,943
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 10.950%, 01/20/2030 (A)(D)	440,000	381,182
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 12.950%, 01/20/2033 (A)(D)	600,000	542,763
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 10.450%, 10/20/2027 (A)(D)	$450,000	$405,879
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.386%, 04/15/2035 (A)(D)	250,000	230,626
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 8.380%, 07/15/2031 (A)(D)	670,000	563,242
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 8.112%, 10/18/2029 (A)(D)	250,000	232,304
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 8.899%, 10/30/2030 (A)(D)	1,000,000	919,932
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 10.386%, 04/15/2031 (A)(D)	470,000	471,738
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 11.500%, 04/20/2034 (A)(D)	200,000	179,021
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 12.500%, 07/20/2034 (A)(D)	390,000	329,705
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 8.280%, 07/15/2030 (A)(D)	500,000	441,186
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 8.412%, 04/18/2033 (A)(D)	500,000	459,180
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 8.342%, 10/13/2032 (A)(D)	600,000	533,156
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 8.590%, 04/17/2030 (A)(D)	500,000	446,901
TOTAL ASSET BACKED SECURITIES (Cost $14,665,452)		$13,266,585
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Energy – 0.5%
Berry Corp.	75,327	474,560
Chord Energy Corp.	3,199	457,585
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	7,053
Permian Production (H)(J)	35,417	21,250
		961,200
TOTAL COMMON STOCKS (Cost $8,212,144)		$961,200

31

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
MPLX LP, 9.538% (H)	17,615	$598,910
TOTAL PREFERRED SECURITIES (Cost $572,488)		$598,910
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (H)(J)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 4.5317% (K)(L)	439,878	4,396,759
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.0114% (K)	77,848	77,848
TOTAL SHORT-TERM INVESTMENTS (Cost $4,474,437)		$4,474,607
Total Investments (High Yield Fund) (Cost $223,311,557) – 99.9%		$185,228,098
Other assets and liabilities, net – 0.1%		223,269
TOTAL NET ASSETS – 100.0%		$185,451,367
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
High Yield Fund (continued)
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,431,065 or 73.0% of the fund's net assets as of 5-31-23.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $4,301,038.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 5-31-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Sep 2023	$12,848,012	$12,762,141	$(85,871)
						$(85,871)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	732,850	MSCS	7/18/2023	—	$(1,149)
MXN	1,466,420	USD	79,386	MSCS	7/18/2023	$2,729	—
USD	149,145	CAD	200,571	BNP	7/18/2023	1,232	—
USD	279,164	EUR	254,004	JPM	7/18/2023	6,945	—
						$10,906	$(1,149)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	441,000	USD	$441,000	5.000%	Quarterly	Jun 2027	$(8,944)	$(21,328)	$(30,272)
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	590,000	5.000%	Quarterly	Jun 2027	(8,662)	(43,967)	(52,629)
Centrally cleared	Xerox Holdings Corp.	237,000	USD	237,000	1.000%	Quarterly	Jun 2027	27,231	(7,316)	19,915
32

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Beazer Homes USA	590,000	USD	$590,000	5.000%	Quarterly	Dec 2027	$64,112	$(99,747)	$(35,635)
Centrally cleared	KB Home	830,000	USD	830,000	5.000%	Quarterly	Dec 2027	(7,504)	(108,118)	(115,622)
				$2,688,000				$66,233	$(280,476)	$(214,243)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.724%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(22,752)	$30,760	$8,008
Centrally cleared	Ford Motor Credit Company LLC	3.788%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	109,884	(66,217)	43,667
					$1,810,000				$87,132	$(35,457)	$51,675
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.9%
Australia - 4.1%
Ampol, Ltd.	37,767	$771,513
ANZ Group Holdings, Ltd.	480,771	7,151,249
APA Group	188,320	1,229,316
Aristocrat Leisure, Ltd.	95,791	2,313,475
ASX, Ltd.	31,351	1,374,224
Aurizon Holdings, Ltd.	299,622	693,525
BHP Group, Ltd.	814,490	22,286,937
BlueScope Steel, Ltd.	74,592	899,589
Brambles, Ltd.	222,659	1,987,989
Cochlear, Ltd.	10,529	1,666,341
Coles Group, Ltd.	214,572	2,507,348
Commonwealth Bank of Australia	272,780	17,147,679
Computershare, Ltd.	87,189	1,265,822
CSL, Ltd.	77,598	15,454,113
Dexus	175,138	935,096
EBOS Group, Ltd.	26,441	669,148
Endeavour Group, Ltd.	229,100	918,491
Fortescue Metals Group, Ltd.	272,169	3,407,950
Goodman Group	273,353	3,487,538
IDP Education, Ltd.	33,544	475,569
IGO, Ltd.	109,168	1,013,863
Insurance Australia Group, Ltd.	401,967	1,355,589
Lendlease Corp., Ltd.	110,341	566,362
Macquarie Group, Ltd.	59,481	6,597,430
Medibank Private, Ltd.	445,671	1,034,395
Mineral Resources, Ltd.	27,291	1,257,113
Mirvac Group	639,516	956,448
National Australia Bank, Ltd.	507,100	8,540,990
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Newcrest Mining, Ltd.	143,200	$2,415,648
Northern Star Resources, Ltd.	184,706	1,562,018
Orica, Ltd.	73,049	725,895
Origin Energy, Ltd.	276,608	1,498,920
Pilbara Minerals, Ltd.	406,657	1,165,783
Qantas Airways, Ltd. (A)	148,643	641,888
QBE Insurance Group, Ltd.	242,131	2,296,367
Ramsay Health Care, Ltd.	29,484	1,100,241
REA Group, Ltd.	8,400	750,385
Reece, Ltd.	36,180	426,718
Rio Tinto, Ltd.	59,950	4,177,551
Santos, Ltd.	502,363	2,378,045
Scentre Group	833,920	1,469,523
SEEK, Ltd.	53,769	821,743
Sonic Healthcare, Ltd.	73,545	1,682,058
South32, Ltd.	740,211	1,892,383
Stockland	386,555	1,070,592
Suncorp Group, Ltd.	207,167	1,786,085
Telstra Corp., Ltd.	653,368	1,852,848
The GPT Group	309,461	842,967
The Lottery Corp., Ltd.	356,709	1,154,307
Transurban Group	494,284	4,767,855
Treasury Wine Estates, Ltd.	116,329	878,920
Vicinity, Ltd.	620,113	747,926
Washington H. Soul Pattinson & Company, Ltd.	34,168	713,446

33

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	182,355	$5,645,901
Westpac Banking Corp.	562,353	7,548,815
WiseTech Global, Ltd.	23,465	1,140,437
Woodside Energy Group, Ltd.	304,848	6,745,370
Woolworths Group, Ltd.	195,314	4,764,499
		172,630,236
Austria - 0.1%
Erste Group Bank AG	54,768	1,779,153
OMV AG	23,375	1,044,129
Verbund AG (B)	10,735	811,179
voestalpine AG	18,484	573,945
		4,208,406
Belgium - 0.6%
Ageas SA/NV	37,044	1,481,991
Anheuser-Busch InBev SA/NV	194,193	10,359,238
D'ieteren Group	5,610	970,562
Elia Group SA/NV	7,314	885,163
Groupe Bruxelles Lambert NV	22,370	1,726,185
KBC Group NV	55,662	3,656,953
Sofina SA	3,422	708,186
Solvay SA	16,636	1,740,543
UCB SA	28,288	2,470,443
Umicore SA	46,694	1,298,090
Warehouses De Pauw CVA	36,064	1,014,590
		26,311,944
Brazil - 1.0%
Ambev SA	839,000	2,383,062
Atacadao SA	111,200	207,570
B3 SA - Brasil Bolsa Balcao	1,085,260	2,849,361
Banco Bradesco SA	271,338	709,726
Banco BTG Pactual SA	213,100	1,104,711
Banco do Brasil SA	153,000	1,345,645
Banco Santander Brasil SA	66,000	372,066
BB Seguridade Participacoes SA	126,900	773,662
CCR SA	212,900	569,462
Centrais Eletricas Brasileiras SA	211,900	1,474,399
Cia de Saneamento Basico do Estado de Sao Paulo	60,100	622,525
Cia Siderurgica Nacional SA	117,400	281,160
Cosan SA	213,800	632,133
CPFL Energia SA	39,000	232,772
Energisa SA	34,200	296,881
Eneva SA (A)	148,600	335,377
Engie Brasil Energia SA	35,525	294,309
Equatorial Energia SA	177,900	987,106
Hapvida Participacoes e Investimentos SA (A)(C)	940,509	739,682
Hypera SA	72,600	584,143
JBS SA	139,100	460,623
Klabin SA	135,900	561,998
Localiza Rent a Car SA	132,445	1,619,634
Lojas Renner SA	174,642	669,542
Magazine Luiza SA (A)	532,100	398,553
Natura & Company Holding SA (A)	160,800	440,248
Petroleo Brasileiro SA	652,200	3,755,103
PRIO SA (A)	124,600	839,705
Raia Drogasil SA	196,664	1,098,199
Rede D'Or Sao Luiz SA (C)	103,100	589,340
Rumo SA	229,300	941,010
Sendas Distribuidora SA	214,800	455,148
Suzano SA	132,227	1,167,115
Telefonica Brasil SA	88,600	698,559
TIM SA	149,700	411,924
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
TOTVS SA	92,300	$523,239
Ultrapar Participacoes SA	127,300	424,810
Vale SA	676,738	8,511,748
Vibra Energia SA	208,400	660,942
WEG SA	297,140	2,202,794
		43,225,986
Canada - 6.3%
Agnico Eagle Mines, Ltd.	75,963	3,865,579
Air Canada (A)	29,758	469,771
Algonquin Power & Utilities Corp.	105,759	891,258
Alimentation Couche-Tard, Inc.	125,584	6,080,763
AltaGas, Ltd.	44,991	762,941
ARC Resources, Ltd.	98,569	1,187,911
Atco, Ltd., Class I	1,218	37,442
Bank of Montreal	105,300	8,782,369
Barrick Gold Corp.	272,042	4,597,159
BCE, Inc.	14,120	636,986
Brookfield Asset Management, Ltd., Class A (B)	56,129	1,715,914
Brookfield Corp. (A)	221,460	6,651,141
Brookfield Reinsurance, Ltd. (A)	986	30,099
BRP, Inc.	5,814	413,340
CAE, Inc. (A)	50,130	1,025,126
Cameco Corp.	67,001	1,865,170
Canadian Apartment Properties REIT	14,842	536,280
Canadian Imperial Bank of Commerce	141,606	5,838,444
Canadian National Railway Company	88,936	10,027,657
Canadian Natural Resources, Ltd.	170,927	9,208,023
Canadian Pacific Kansas City, Ltd.	143,701	10,949,857
Canadian Tire Corp., Ltd., Class A	8,955	1,075,655
Canadian Utilities, Ltd., Class A	21,620	580,515
CCL Industries, Inc., Class B	23,710	1,104,720
Cenovus Energy, Inc.	222,164	3,549,714
CGI, Inc. (A)	33,084	3,426,601
CI Financial Corp.	3,338	32,237
Constellation Software, Inc.	3,117	6,355,718
Dollarama, Inc.	42,492	2,584,891
Element Fleet Management Corp.	62,344	945,608
Emera, Inc.	42,839	1,766,261
Empire Company, Ltd., Class A	26,448	674,497
Enbridge, Inc.	314,270	11,063,693
Fairfax Financial Holdings, Ltd.	3,581	2,570,353
First Capital Real Estate Investment Trust	2,383	26,174
First Quantum Minerals, Ltd.	91,106	1,908,696
FirstService Corp.	6,346	921,865
Fortis, Inc.	75,921	3,193,436
Franco-Nevada Corp.	29,754	4,324,029
George Weston, Ltd.	11,213	1,318,963
GFL Environmental, Inc.	28,729	1,036,995
Gildan Activewear, Inc.	28,830	786,215
Great-West Lifeco, Inc. (B)	48,927	1,385,094
Hydro One, Ltd. (C)	53,039	1,511,660
iA Financial Corp., Inc.	17,961	1,144,741
IGM Financial, Inc.	17,245	506,616
Imperial Oil, Ltd.	33,124	1,503,573
Intact Financial Corp.	27,674	4,078,424
Ivanhoe Mines, Ltd., Class A (A)	95,601	700,018
Keyera Corp.	35,030	781,885
Kinross Gold Corp.	193,831	913,826
Loblaw Companies, Ltd.	25,462	2,226,213
Lumine Group, Inc. (A)	1,396	20,567
Lundin Mining Corp.	103,118	720,876
Magna International, Inc.	42,685	2,065,231

34

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Metro, Inc.	37,370	$1,965,813
National Bank of Canada	53,605	3,842,975
Northland Power, Inc.	38,990	855,339
Nutrien, Ltd.	80,406	4,236,197
Nuvei Corp. (A)(C)	10,314	323,590
Onex Corp.	12,091	547,502
Open Text Corp.	42,804	1,779,637
Pan American Silver Corp.	56,597	862,609
Parkland Corp.	22,400	558,721
Pembina Pipeline Corp.	86,680	2,624,345
Power Corp. of Canada	91,431	2,366,766
Quebecor, Inc., Class B	25,093	598,350
RB Global, Inc.	28,132	1,469,495
Restaurant Brands International, Inc.	45,375	3,294,409
RioCan Real Estate Investment Trust	27,384	403,851
Rogers Communications, Inc., Class B	55,822	2,461,103
Royal Bank of Canada	214,482	19,185,672
Saputo, Inc.	39,564	1,023,564
Shopify, Inc., Class A (A)	183,231	10,483,648
SmartCentres Real Estate Investment Trust	2,277	42,504
Sun Life Financial, Inc. (B)	95,584	4,629,575
Suncor Energy, Inc.	209,301	5,863,512
TC Energy Corp.	156,607	6,095,848
Teck Resources, Ltd., Class B	70,129	2,737,485
TELUS Corp.	76,016	1,440,244
TFI International, Inc.	12,224	1,287,685
The Bank of Nova Scotia	185,179	8,944,521
The Descartes Systems Group, Inc. (A)	13,416	1,037,306
The Toronto-Dominion Bank	280,135	15,856,776
Thomson Reuters Corp.	26,430	3,360,845
TMX Group, Ltd.	9,118	992,468
Toromont Industries, Ltd.	13,229	1,023,238
Tourmaline Oil Corp.	49,673	2,076,569
West Fraser Timber Company, Ltd.	9,098	613,973
Wheaton Precious Metals Corp.	70,155	3,179,326
WSP Global, Inc.	19,496	2,416,068
		262,860,319
Cayman Islands - 0.0%
Parade Technologies, Ltd.	11,924	394,405
Chile - 0.1%
Antofagasta PLC	78,997	1,314,444
Banco de Chile	3,892,334	393,556
Banco de Credito e Inversiones SA	5,239	154,000
Banco Santander Chile	5,491,468	238,640
Cencosud SA	120,221	227,083
Cia Cervecerias Unidas SA	10,407	76,446
Cia Sud Americana de Vapores SA	1,342,531	98,717
Empresas CMPC SA	101,258	173,138
Empresas COPEC SA	33,154	239,444
Enel Americas SA (A)	1,798,170	231,852
Enel Chile SA	2,408,232	132,303
Falabella SA	65,529	144,406
		3,424,029
China - 7.0%
360 Security Technology, Inc., Class A	72,700	142,494
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	22,200	102,188
3Peak, Inc.	1,231	39,101
3SBio, Inc. (C)	259,900	263,266
AAC Technologies Holdings, Inc.	125,200	256,691
Advanced Micro-Fabrication Equipment, Inc., Class A (A)	6,503	158,757
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
AECC Aero-Engine Control Company, Ltd., Class A	15,500	$51,863
AECC Aviation Power Company, Ltd., Class A	28,800	161,060
Agricultural Bank of China, Ltd., Class A	890,600	441,289
Agricultural Bank of China, Ltd., H Shares	5,177,600	1,951,143
Aier Eye Hospital Group Company, Ltd., Class A	74,263	280,674
Air China, Ltd., Class A (A)	82,500	101,245
Air China, Ltd., H Shares (A)	312,266	237,351
Akeso, Inc. (A)(C)	80,000	356,316
Alibaba Group Holding, Ltd. (A)	2,590,200	25,778,654
Aluminum Corp. of China, Ltd., A Shares	135,400	103,105
Aluminum Corp. of China, Ltd., H Shares	687,480	304,236
Amlogic Shanghai Company, Ltd., Class A (A)	4,136	52,348
Angel Yeast Company, Ltd., Class A	9,300	47,638
Anhui Conch Cement Company, Ltd., Class A	44,000	155,204
Anhui Conch Cement Company, Ltd., H Shares	217,210	576,591
Anhui Gujing Distillery Company, Ltd., B Shares	18,000	294,941
Anhui Gujing Distillery Company, Ltd., Class A	4,400	156,241
Anhui Honglu Steel Construction Group Company, Ltd., Class A	5,840	23,122
Anhui Kouzi Distillery Company, Ltd., Class A	6,200	47,199
Anhui Yingjia Distillery Company, Ltd., Class A (A)	6,800	54,060
Anjoy Foods Group Company, Ltd., Class A	2,900	62,854
ANTA Sports Products, Ltd.	212,700	2,173,943
Apeloa Pharmaceutical Company, Ltd., Class A	10,700	27,908
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	7,700	25,069
Asymchem Laboratories Tianjin Company, Ltd., Class A	3,540	65,785
Autobio Diagnostics Company, Ltd., Class A	6,100	48,680
Autohome, Inc., ADR	13,100	374,922
Avary Holding Shenzhen Company, Ltd., Class A	19,000	67,871
AVIC Industry-Finance Holdings Company, Ltd., Class A	97,200	52,817
AviChina Industry & Technology Company, Ltd., H Shares	444,300	214,965
AVICOPTER PLC, Class A	7,500	41,253
Baidu, Inc., Class A (A)	385,300	5,915,953
Bank of Beijing Company, Ltd., Class A	249,200	165,852
Bank of Changsha Company, Ltd., Class A	48,500	54,766
Bank of Chengdu Company, Ltd., Class A	40,300	71,272
Bank of China, Ltd., Class A	359,700	197,419
Bank of China, Ltd., H Shares	13,968,722	5,468,160
Bank of Communications Company, Ltd., Class A	435,500	358,642
Bank of Communications Company, Ltd., H Shares	1,531,876	987,677
Bank of Hangzhou Company, Ltd., Class A	61,100	99,896
Bank of Jiangsu Company, Ltd., Class A (A)	163,300	170,585
Bank of Nanjing Company, Ltd., Class A	116,400	138,299

35

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Ningbo Company, Ltd., Class A	68,800	$238,419
Bank of Shanghai Company, Ltd., Class A	158,200	137,374
Bank of Suzhou Company, Ltd., Class A	42,800	40,995
Baoshan Iron & Steel Company, Ltd., Class A	228,900	189,399
BBMG Corp., Class A	72,800	22,346
Beijing Capital International Airport Company, Ltd., H Shares (A)	313,111	218,440
Beijing Dabeinong Technology Group Company, Ltd., Class A	40,000	36,176
Beijing Easpring Material Technology Company, Ltd., Class A (A)	5,200	35,936
Beijing Enlight Media Company, Ltd., Class A	29,500	36,602
Beijing Kingsoft Office Software, Inc., Class A (A)	4,819	292,948
Beijing New Building Materials PLC, Class A	16,700	53,405
Beijing Shiji Information Technology Company, Ltd., Class A	18,800	51,548
Beijing Tongrentang Company, Ltd.	14,200	121,056
Beijing United Information Technology Company, Ltd., Class A (A)	4,530	29,235
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	5,835	76,327
Beijing Yanjing Brewery Company, Ltd., Class A	32,100	52,277
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	1,600	13,714
Bethel Automotive Safety Systems Company, Ltd., Class A	4,300	42,857
Betta Pharmaceuticals Company, Ltd., Class A (A)	4,400	34,908
BGI Genomics Company, Ltd., Class A	4,700	38,995
Bilibili, Inc., Class Z (A)	33,140	521,506
Bloomage Biotechnology Corp., Ltd., Class A (A)	5,055	62,703
BOC International China Company, Ltd., Class A	31,400	48,078
BOE Technology Group Company, Ltd., Class A (A)	391,600	218,974
BTG Hotels Group Company, Ltd., Class A	10,200	28,439
BYD Company, Ltd., Class A	18,900	676,717
BYD Company, Ltd., H Shares	143,694	4,339,197
BYD Electronic International Company, Ltd.	118,200	344,066
By-health Company, Ltd., Class A	16,300	52,239
Caitong Securities Company, Ltd., Class A	64,200	67,560
Canmax Technologies Company, Ltd., Class A	9,360	44,133
CECEP Solar Energy Company, Ltd., Class A	40,700	40,047
CECEP Wind-Power Corp., Class A (A)	69,200	37,506
CETC Cyberspace Security Technology Company, Ltd., Class A	9,100	37,896
CGN Power Company, Ltd., H Shares (C)	1,853,000	445,339
Changchun High & New Technology Industry Group, Inc., Class A	4,100	92,035
Changjiang Securities Company, Ltd., Class A	70,700	59,804
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A (A)	3,000	44,728
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chaozhou Three-Circle Group Company, Ltd., Class A	19,700	$83,585
Chengtun Mining Group Company, Ltd., Class A	15,700	10,534
Chengxin Lithium Group Company, Ltd., Class A	8,600	36,579
China Avionics Systems Company, Ltd.	28,981	60,467
China Baoan Group Company, Ltd., Class A	27,800	47,331
China Cinda Asset Management Company, Ltd., H Shares	1,607,300	178,520
China CITIC Bank Corp., Ltd., H Shares	1,585,400	834,540
China Coal Energy Company, Ltd., H Shares	363,000	274,459
China Communications Services Corp., Ltd., H Shares	422,400	200,886
China Conch Venture Holdings, Ltd.	289,700	363,911
China Construction Bank Corp., Class A	126,000	113,530
China Construction Bank Corp., H Shares	16,833,796	10,768,264
China CSSC Holdings, Ltd., Class A	47,500	192,550
China Eastern Airlines Corp., Ltd., Class A (A)	110,300	72,517
China Energy Engineering Corp., Ltd., Class A	334,700	113,051
China Everbright Bank Company, Ltd., Class A	471,800	209,179
China Everbright Bank Company, Ltd., H Shares	580,595	178,646
China Evergrande Group (A)	667,935	940
China Feihe, Ltd. (C)	629,000	365,825
China Galaxy Securities Company, Ltd., Class A	48,200	77,063
China Galaxy Securities Company, Ltd., H Shares	647,100	348,784
China Great Wall Securities Company, Ltd., Class A (A)	40,100	47,716
China Greatwall Technology Group Company, Ltd., Class A	31,200	52,879
China Hongqiao Group, Ltd.	403,800	286,571
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	12,300	72,107
China International Capital Corp., Ltd., H Shares (C)	270,600	495,001
China Jushi Company, Ltd., Class A	41,000	78,655
China Lesso Group Holdings, Ltd.	195,000	128,935
China Life Insurance Company, Ltd., Class A	30,500	160,329
China Life Insurance Company, Ltd., H Shares	1,320,276	2,230,001
China Literature, Ltd. (A)(C)	70,600	267,080
China Longyuan Power Group Corp., Ltd., H Shares	580,000	651,050
China Meheco Company, Ltd., Class A	15,760	30,543
China Meidong Auto Holdings, Ltd.	116,000	149,286
China Merchants Bank Company, Ltd., Class A	217,200	987,719
China Merchants Bank Company, Ltd., H Shares	680,874	3,166,168
China Merchants Energy Shipping Company, Ltd., Class A	83,400	66,977
China Merchants Securities Company, Ltd., Class A	88,200	172,645

36

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	79,800	$142,633
China Minsheng Banking Corp., Ltd., Class A	385,800	214,997
China Minsheng Banking Corp., Ltd., H Shares	1,115,220	441,335
China National Building Material Company, Ltd., H Shares	686,600	388,581
China National Chemical Engineering Company, Ltd., Class A	68,400	82,321
China National Nuclear Power Company, Ltd., Class A	190,300	188,531
China National Software & Service Company, Ltd., Class A	7,200	61,514
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	36,700	123,259
China Oilfield Services, Ltd., H Shares	312,000	317,668
China Pacific Insurance Group Company, Ltd., Class A	75,400	295,672
China Pacific Insurance Group Company, Ltd., H Shares	464,379	1,175,429
China Petroleum & Chemical Corp., Class A	324,700	290,583
China Petroleum & Chemical Corp., H Shares	4,467,439	2,813,204
China Railway Group, Ltd., Class A	216,500	240,774
China Railway Group, Ltd., H Shares	731,800	482,209
China Railway Signal & Communication Corp., Ltd., Class A	78,015	65,455
China Rare Earth Resources and Technology Company, Ltd., Class A	10,100	44,375
China Resources Microelectronics, Ltd., Class A	11,095	92,846
China Resources Mixc Lifestyle Services, Ltd. (C)	117,600	535,417
China Resources Pharmaceutical Group, Ltd. (C)	279,000	267,855
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	9,900	91,133
China Shenhua Energy Company, Ltd., Class A	69,500	276,168
China Shenhua Energy Company, Ltd., H Shares	591,900	1,871,183
China Southern Airlines Company, Ltd., Class A (A)	112,600	99,399
China Southern Airlines Company, Ltd., H Shares (A)	309,700	178,360
China State Construction Engineering Corp., Ltd., Class A	446,100	370,487
China Three Gorges Renewables Group Company, Ltd., Class A	289,600	221,254
China Tourism Group Duty Free Corp., Ltd., Class A	20,400	353,654
China Tourism Group Duty Free Corp., Ltd., H Shares (A)(C)	12,400	197,445
China Tower Corp., Ltd., H Shares (C)	7,792,400	855,854
China United Network Communications, Ltd., Class A	343,500	237,883
China Vanke Company, Ltd., Class A	104,400	209,623
China Vanke Company, Ltd., H Shares	367,200	485,055
China Yangtze Power Company, Ltd., Class A	238,000	753,865
China Zhenhua Group Science & Technology Company, Ltd., Class A	5,600	72,693
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Zheshang Bank Company, Ltd., Class A	205,800	$83,144
Chinasoft International, Ltd. (A)	476,000	283,983
Chongqing Brewery Company, Ltd., Class A	4,600	57,756
Chongqing Changan Automobile Company, Ltd., Class A	83,810	141,230
Chongqing Fuling Zhacai Group Company, Ltd., Class A (A)	9,600	31,847
Chongqing Rural Commercial Bank Company, Ltd., Class A	123,600	68,720
Chongqing Zhifei Biological Products Company, Ltd., Class A	16,900	167,055
CIFI Holdings Group Company, Ltd. (D)	7,348	535
CITIC Securities Company, Ltd., Class A	136,700	385,726
CITIC Securities Company, Ltd., H Shares	370,300	681,847
CITIC, Ltd.	1,025,933	1,184,477
CMOC Group, Ltd., Class A	186,400	137,609
CMOC Group, Ltd., H Shares	613,600	320,870
CNGR Advanced Material Company, Ltd., Class A (A)	5,600	45,411
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A (A)	46,655	40,848
Contemporary Amperex Technology Company, Ltd., Class A	46,120	1,436,912
COSCO SHIPPING Development Company, Ltd., Class A	115,900	40,781
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	37,300	58,701
COSCO SHIPPING Holdings Company, Ltd., Class A	135,600	199,255
COSCO SHIPPING Holdings Company, Ltd., H Shares	557,389	491,158
Country Garden Holdings Company, Ltd. (B)	2,178,467	401,432
Country Garden Services Holdings Company, Ltd.	382,400	445,777
CRRC Corp., Ltd., Class A	262,200	259,787
CRRC Corp., Ltd., H Shares	777,000	481,146
CSC Financial Company, Ltd., Class A	49,200	175,744
CSPC Pharmaceutical Group, Ltd.	1,565,888	1,364,255
Daan Gene Company, Ltd., Class A (A)	15,700	27,018
Dajin Heavy Industry Company, Ltd., Class A	6,600	30,827
Dali Foods Group Company, Ltd. (C)	330,300	110,174
Daqin Railway Company, Ltd., Class A	160,100	172,117
Daqo New Energy Corp., ADR (A)	10,600	381,070
DaShenLin Pharmaceutical Group Company, Ltd., Class A	9,720	44,530
Datang International Power Generation Company, Ltd., Class A	79,300	40,935
DHC Software Company, Ltd., Class A	29,000	30,080
Do-Fluoride New Materials Company, Ltd., Class A	8,940	25,150
Dong-E-E-Jiao Company, Ltd., Class A	7,400	51,333
Dongfang Electric Corp., Ltd., Class A	29,200	73,958
Dongfeng Motor Group Company, Ltd., H Shares	512,980	222,148
Dongxing Securities Company, Ltd., Class A	50,100	57,756
Dongyue Group, Ltd.	252,000	220,381
East Buy Holding, Ltd. (A)(B)(C)	70,500	262,135
East Money Information Company, Ltd., Class A	171,656	339,229

37

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ecovacs Robotics Company, Ltd., Class A	5,700	$55,549
ENN Energy Holdings, Ltd.	138,000	1,607,108
ENN Natural Gas Company, Ltd., Class A	26,000	70,832
Eve Energy Company, Ltd., Class A	21,400	192,979
Everbright Securities Company, Ltd., Class A	41,600	92,740
Fangda Carbon New Material Company, Ltd., Class A (A)	31,200	27,749
FAW Jiefang Group Company, Ltd., Class A	30,000	34,213
First Capital Securities Company, Ltd., Class A	48,200	39,824
Flat Glass Group Company, Ltd., Class A	17,300	78,613
Flat Glass Group Company, Ltd., H Shares	77,000	216,532
Focus Media Information Technology Company, Ltd., Class A	149,800	135,511
Foshan Haitian Flavouring & Food Company, Ltd., Class A	39,870	339,664
Fosun International, Ltd.	439,000	289,538
Foxconn Industrial Internet Company, Ltd., Class A	104,300	265,035
Fujian Sunner Development Company, Ltd., Class A	13,400	35,721
Fuyao Glass Industry Group Company, Ltd., Class A	21,700	99,101
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	103,600	377,293
Ganfeng Lithium Group Company, Ltd., Class A	16,660	145,698
Ganfeng Lithium Group Company, Ltd., H Shares (C)	63,840	404,093
Gaona Aero Material Company, Ltd.	5,500	29,671
G-bits Network Technology Xiamen Company, Ltd., Class A	800	63,039
GD Power Development Company, Ltd., Class A	174,700	100,292
GDS Holdings, Ltd., Class A (A)	149,900	183,285
GEM Company, Ltd., Class A	49,300	46,332
Gemdale Corp., Class A	48,500	49,525
Genscript Biotech Corp. (A)	203,400	450,990
GF Securities Company, Ltd., Class A	67,500	141,700
GF Securities Company, Ltd., H Shares	196,800	273,670
GigaDevice Semiconductor, Inc., Class A	7,000	109,142
Ginlong Technologies Company, Ltd., Class A (A)	3,900	54,841
GoerTek, Inc., Class A	36,500	94,398
GoodWe Technologies Company, Ltd., Class A	1,163	38,168
Gotion High-tech Company, Ltd., Class A	17,600	65,932
Great Wall Motor Company, Ltd., Class A (A)	25,800	82,042
Great Wall Motor Company, Ltd., H Shares (B)	527,650	542,327
Gree Electric Appliances, Inc. of Zhuhai, Class A	30,100	139,880
Greentown China Holdings, Ltd.	151,000	141,891
Greentown Service Group Company, Ltd.	247,000	133,600
GRG Banking Equipment Company, Ltd., Class A	24,200	42,542
Guangdong Haid Group Company, Ltd., Class A	16,800	109,285
Guangdong Hec Technology Holding Company, Ltd., Class A	27,900	28,319
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangdong Kinlong Hardware Products Company, Ltd., Class A	2,900	$25,866
Guanghui Energy Company, Ltd., Class A	70,100	71,586
Guangzhou Automobile Group Company, Ltd., Class A	46,400	66,560
Guangzhou Automobile Group Company, Ltd., H Shares	520,426	298,632
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	16,200	81,909
Guangzhou Great Power Energy & Technology Company, Ltd., Class A	5,300	35,024
Guangzhou Haige Communications Group, Inc. Company, Class A	23,500	33,150
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	5,200	50,567
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A (A)	6,400	55,902
Guangzhou Tinci Materials Technology Company, Ltd., Class A	20,100	115,791
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	44,545	42,380
Guolian Securities Company, Ltd., Class A	31,900	43,082
Guosen Securities Company, Ltd., Class A	82,600	107,078
Guotai Junan Securities Company, Ltd., Class A	89,500	186,379
Guoyuan Securities Company, Ltd., Class A	53,400	50,383
H World Group, Ltd., ADR (A)	33,800	1,237,756
Haidilao International Holding, Ltd. (A)(C)	195,000	410,732
Haier Smart Home Company, Ltd., Class A	67,900	205,297
Haier Smart Home Company, Ltd., H Shares	400,840	1,146,492
Haitian International Holdings, Ltd.	108,600	246,777
Haitong Securities Company, Ltd., Class A	114,600	151,749
Haitong Securities Company, Ltd., H Shares	527,600	350,428
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	31,300	37,198
Hangzhou Chang Chuan Technology Company, Ltd., Class A	5,900	42,033
Hangzhou First Applied Material Company, Ltd., Class A	19,908	85,870
Hangzhou Lion Electronics Company, Ltd., Class A	5,900	33,809
Hangzhou Oxygen Plant Group Company, Ltd., Class A	9,100	45,784
Hangzhou Robam Appliances Company, Ltd., Class A	11,400	37,491
Hangzhou Silan Microelectronics Company, Ltd., Class A	14,700	66,077
Hangzhou Tigermed Consulting Company, Ltd., A Shares (A)	4,000	45,581
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	21,300	159,361
Hansoh Pharmaceutical Group Company, Ltd. (C)	206,000	342,866
Heilongjiang Agriculture Company, Ltd., Class A	16,500	31,047
Henan Shenhuo Coal & Power Company, Ltd., Class A	26,200	47,224
Henan Shuanghui Investment & Development Company, Ltd., Class A	36,800	127,384
Hengan International Group Company, Ltd.	112,200	477,021

38

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	18,100	$46,205
Hengli Petrochemical Company, Ltd., Class A	59,100	131,309
Hengtong Optic-electric Company, Ltd., Class A	24,900	50,663
Hengyi Petrochemical Company, Ltd., Class A	34,400	32,467
Hesteel Company, Ltd., Class A	96,100	30,999
Hithink RoyalFlush Information Network Company, Ltd., Class A	5,900	133,617
Hongfa Technology Company, Ltd., Class A	4,220	17,980
Hoshine Silicon Industry Company, Ltd., Class A	8,500	80,603
Hua Hong Semiconductor, Ltd. (A)(C)	103,100	333,788
Huadian Power International Corp., Ltd., Class A	77,600	77,860
Huadong Medicine Company, Ltd., Class A	17,700	97,055
Huafon Chemical Company, Ltd., Class A	51,500	48,705
Huaibei Mining Holdings Company, Ltd., Class A	27,000	49,762
Hualan Biological Engineering, Inc., Class A	19,100	60,496
Huaneng Power International, Inc., Class A (A)	94,700	135,743
Huaneng Power International, Inc., H Shares (A)	705,564	453,493
Huatai Securities Company, Ltd., Class A	85,200	162,230
Huatai Securities Company, Ltd., H Shares (C)	270,600	338,524
Huaxi Securities Company, Ltd., Class A	34,300	40,106
Huaxia Bank Company, Ltd., Class A	149,100	121,259
Huaxin Cement Company, Ltd., Class A	14,400	25,774
Huayu Automotive Systems Company, Ltd., Class A	37,400	91,925
Hubei Feilihua Quartz Glass Company, Ltd., Class A	4,600	31,079
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A (A)	9,500	42,381
Hubei Xingfa Chemicals Group Company, Ltd., Class A	12,100	36,416
Huizhou Desay Sv Automotive Company, Ltd., Class A	5,400	86,414
Humanwell Healthcare Group Company, Ltd., Class A	16,800	62,097
Hunan Changyuan Lico Company, Ltd., Class A (A)	17,972	28,905
Hunan Valin Steel Company, Ltd., Class A	72,300	49,484
Hundsun Technologies, Inc., Class A	20,300	121,315
Hygeia Healthcare Holdings Company, Ltd. (A)(C)	58,200	341,487
Iflytek Company, Ltd., Class A	23,900	201,017
Imeik Technology Development Company, Ltd., Class A	2,300	146,061
Industrial & Commercial Bank of China, Ltd., Class A	654,300	444,753
Industrial & Commercial Bank of China, Ltd., H Shares	9,898,423	5,286,159
Industrial Bank Company, Ltd., Class A	221,500	516,254
Industrial Securities Company, Ltd., Class A	98,900	85,189
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ingenic Semiconductor Company, Ltd., Class A	4,700	$62,512
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	472,500	121,749
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	20,900	39,061
Inner Mongolia ERDOS Resources Company, Ltd., Class A	10,100	19,688
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	91,400	56,477
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	68,900	279,777
Inner Mongolia Yitai Coal Company, Ltd., Class B	184,173	237,600
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	40,600	38,123
Innovent Biologics, Inc. (A)(C)	188,000	882,011
Inspur Electronic Information Industry Company, Ltd., Class A (A)	14,800	92,751
iQIYI, Inc., ADR (A)	76,600	310,996
IRay Technology Company, Ltd., Class A	1,071	42,303
JA Solar Technology Company, Ltd., Class A	33,688	170,942
Jafron Biomedical Company, Ltd., Class A	6,700	26,073
Jason Furniture Hangzhou Company, Ltd., Class A	7,430	36,915
JCET Group Company, Ltd., Class A	18,000	78,981
JD Health International, Inc. (A)(C)	192,850	1,189,522
JD.com, Inc., Class A	377,537	6,150,684
Jiangsu Eastern Shenghong Company, Ltd., Class A	43,700	71,618
Jiangsu Expressway Company, Ltd., H Shares	212,955	206,037
Jiangsu Hengli Hydraulic Company, Ltd., Class A	13,900	106,798
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	67,700	434,001
Jiangsu King's Luck Brewery JSC, Ltd., Class A (A)	13,500	105,901
Jiangsu Pacific Quartz Company, Ltd., Class A	3,600	57,543
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	16,000	302,921
Jiangsu Yangnong Chemical Company, Ltd., Class A	2,600	30,366
Jiangsu Yoke Technology Company, Ltd., Class A	4,700	48,479
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	9,800	46,190
Jiangsu Zhongtian Technology Company, Ltd., Class A	34,200	69,896
Jiangxi Copper Company, Ltd., Class A	19,900	51,842
Jiangxi Copper Company, Ltd., H Shares	193,225	291,134
Jiangxi Special Electric Motor Company, Ltd., Class A (A)	15,700	25,725
JiuGui Liquor Company, Ltd., Class A	3,200	42,786
Jiumaojiu International Holdings, Ltd. (C)	126,000	216,044
Jizhong Energy Resources Company, Ltd., Class A	38,600	39,502
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	19,700	38,062
Joinn Laboratories China Company, Ltd., Class A	4,240	27,023

39

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jointown Pharmaceutical Group Company, Ltd., Class A	18,100	$41,393
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	8,400	42,927
Juewei Food Company, Ltd., Class A	7,300	39,273
Juneyao Airlines Company, Ltd., Class A (A)	19,300	42,629
Kanzhun, Ltd., ADR (A)	31,700	439,679
KE Holdings, Inc., ADR (A)	116,400	1,657,536
Keda Industrial Group Company, Ltd., Class A	22,900	34,211
Kingdee International Software Group Company, Ltd. (A)	450,800	599,288
Kingsoft Corp., Ltd.	166,400	604,942
Kuaishou Technology (A)(C)	308,000	2,090,025
Kuang-Chi Technologies Company, Ltd., Class A	22,600	50,545
Kweichow Moutai Company, Ltd., Class A	13,200	3,030,626
LB Group Company, Ltd., Class A	25,400	56,132
Lenovo Group, Ltd.	1,267,764	1,191,774
Lens Technology Company, Ltd., Class A	50,900	83,345
Lepu Medical Technology Beijing Company, Ltd., Class A	18,000	62,507
Li Auto, Inc., Class A (A)	195,800	2,841,126
Li Ning Company, Ltd.	411,000	2,208,312
Liaoning Port Company, Ltd., Class A	182,400	40,315
Lingyi iTech Guangdong Company, Class A (A)	68,700	60,834
Livzon Pharmaceutical Group, Inc., Class A (A)	7,200	39,717
Longfor Group Holdings, Ltd. (C)	330,200	635,887
LONGi Green Energy Technology Company, Ltd., Class A	79,540	322,535
Lufax Holding, Ltd., ADR	123,300	157,824
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	3,290	16,912
Luxi Chemical Group Company, Ltd., Class A	19,400	28,905
Luxshare Precision Industry Company, Ltd., Class A	75,600	290,589
Luzhou Laojiao Company, Ltd., Class A	15,300	440,444
Mango Excellent Media Company, Ltd., Class A	18,700	77,097
Maxscend Microelectronics Company, Ltd., Class A	5,600	69,890
Meihua Holdings Group Company, Ltd., Class A	32,300	40,638
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	42,200	37,894
Meituan, Class B (A)(C)	866,261	12,163,410
Metallurgical Corp. of China, Ltd., Class A	193,500	109,753
Microport Scientific Corp. (A)	107,500	184,920
Ming Yang Smart Energy Group, Ltd., Class A	23,500	58,087
MINISO Group Holding, Ltd., ADR	16,300	247,760
Minth Group, Ltd.	130,000	325,215
Montage Technology Company, Ltd., Class A	12,234	109,786
Muyuan Foods Company, Ltd., Class A	56,000	315,936
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	14,060	26,768
NARI Technology Company, Ltd., Class A	70,040	270,305
NAURA Technology Group Company, Ltd., Class A	5,600	239,397
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
NavInfo Company, Ltd., Class A	23,200	$38,327
NetEase, Inc.	343,600	5,844,239
New China Life Insurance Company, Ltd., Class A	25,200	130,529
New China Life Insurance Company, Ltd., H Shares	157,000	406,079
New Hope Liuhe Company, Ltd., Class A (A)	47,000	74,616
New Oriental Education & Technology Group, Inc. (A)	267,400	1,011,263
Ninestar Corp., Class A	13,800	75,979
Ningbo Deye Technology Company, Ltd., Class A	3,780	72,074
Ningbo Joyson Electronic Corp., Class A	13,000	28,996
Ningbo Orient Wires & Cables Company, Ltd., Class A	7,200	49,663
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	4,297	34,800
Ningbo Shanshan Company, Ltd., Class A	23,600	49,014
Ningbo Tuopu Group Company, Ltd., Class A	10,500	85,927
Ningxia Baofeng Energy Group Company, Ltd., Class A	75,700	129,467
NIO, Inc., ADR (A)(B)	239,600	1,804,188
Nongfu Spring Company, Ltd., H Shares (C)	305,600	1,638,502
North Industries Group Red Arrow Company, Ltd., Class A	16,400	41,581
Offcn Education Technology Company, Ltd., Class A (A)	57,000	40,329
Offshore Oil Engineering Company, Ltd., Class A	41,100	35,504
Oppein Home Group, Inc., Class A	5,000	66,729
Orient Securities Company, Ltd., Class A	81,900	114,004
Ovctek China, Inc., Class A	8,600	33,845
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	83,200	46,628
Perfect World Company, Ltd., Class A	20,500	53,005
PetroChina Company, Ltd., Class A	222,100	234,376
PetroChina Company, Ltd., H Shares	3,689,939	2,385,137
Pharmaron Beijing Company, Ltd., Class A	11,450	74,489
Pharmaron Beijing Company, Ltd., H Shares (C)	34,450	127,234
PICC Property & Casualty Company, Ltd., H Shares	1,212,798	1,446,760
Ping An Bank Company, Ltd., Class A	204,300	333,982
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	88,800	205,411
Ping An Insurance Group Company of China, Ltd., Class A	115,200	762,216
Ping An Insurance Group Company of China, Ltd., H Shares	1,105,910	7,018,316
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	19,700	22,140
Poly Developments and Holdings Group Company, Ltd., Class A	126,600	227,087
Pop Mart International Group, Ltd. (B)(C)	97,000	213,278
Porton Pharma Solutions, Ltd., Class A	6,000	25,981
Postal Savings Bank of China Company, Ltd., Class A	309,200	223,669
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,396,300	877,307
Power Construction Corp. of China, Ltd., Class A	184,100	171,766

40

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Pylon Technologies Company, Ltd., Class A	1,644	$45,715
Qifu Technology, Inc., ADR	20,900	287,375
Qinghai Salt Lake Industry Company, Ltd. (A)	54,700	144,750
Raytron Technology Company, Ltd., Class A	4,213	29,428
Risen Energy Company, Ltd., Class A	11,000	36,279
Riyue Heavy Industry Company, Ltd., Class A	9,500	28,495
Rongsheng Petrochemical Company, Ltd., Class A	103,500	169,084
SAIC Motor Corp., Ltd., Class A	87,900	166,039
Sailun Group Company, Ltd., Class A (A)	27,100	39,601
Sangfor Technologies, Inc., Class A	4,100	71,926
Sany Heavy Equipment International Holdings Company, Ltd.	187,000	246,738
Sany Heavy Industry Company, Ltd., Class A	90,300	186,723
Satellite Chemical Company, Ltd., Class A	35,743	63,770
SDIC Capital Company, Ltd., Class A	75,000	77,997
Sealand Securities Company, Ltd., Class A	87,800	42,161
Seazen Holdings Company, Ltd., Class A (A)	25,400	50,010
SF Holding Company, Ltd., Class A	50,800	338,879
SG Micro Corp., Class A	3,300	50,372
Shaanxi Coal Industry Company, Ltd., Class A	99,800	235,479
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	26,100	45,847
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	12,000	38,324
Shandong Gold Mining Company, Ltd., Class A	36,400	129,561
Shandong Gold Mining Company, Ltd., H Shares (C)	125,250	239,087
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	22,900	94,029
Shandong Linglong Tyre Company, Ltd., Class A	16,500	49,481
Shandong Nanshan Aluminum Company, Ltd., Class A	130,300	55,208
Shandong Sun Paper Industry JSC, Ltd., Class A	23,900	35,266
Shandong Weifang Rainbow Chemical Company, Ltd., Class A	3,000	32,297
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	430,800	636,103
Shanghai Aiko Solar Energy Company, Ltd., Class A (A)	13,200	64,052
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	10,820	51,835
Shanghai Baosight Software Company, Ltd., Class A	14,450	107,871
Shanghai Baosight Software Company, Ltd., Class B	88,123	292,983
Shanghai Construction Group Company, Ltd., Class A	98,200	36,501
Shanghai Electric Group Company, Ltd., Class A (A)	128,800	87,551
Shanghai Electric Power Company, Ltd., Class A	26,000	42,762
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	23,900	104,888
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	87,600	$238,596
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (A)	1,346	37,871
Shanghai Fudan Microelectronics Group Company, Ltd., Class A	5,325	42,754
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	47,000	126,187
Shanghai International Airport Company, Ltd., Class A (A)	13,300	87,268
Shanghai International Port Group Company, Ltd., Class A	104,600	77,578
Shanghai Jinjiang International Hotels Company, Ltd., Class A	9,700	64,035
Shanghai Junshi Biosciences Company, Ltd., Class A (A)	8,371	53,530
Shanghai Lingang Holdings Corp., Ltd., Class A	16,200	29,861
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	172,380	102,942
Shanghai M&G Stationery, Inc., Class A	9,200	55,054
Shanghai Medicilon, Inc., Class A	802	14,767
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	30,600	101,009
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	134,600	268,253
Shanghai Pudong Development Bank Company, Ltd., Class A	319,800	330,903
Shanghai Putailai New Energy Technology Company, Ltd., Class A	20,010	99,940
Shanghai RAAS Blood Products Company, Ltd., Class A	69,000	65,276
Shanghai Rural Commercial Bank Company, Ltd., Class A	102,600	85,212
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	38,000	38,029
Shanxi Coking Coal Energy Group Company, Ltd., Class A	41,000	56,834
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	29,300	77,138
Shanxi Meijin Energy Company, Ltd., Class A	43,500	43,893
Shanxi Securities Company, Ltd., Class A	49,300	40,383
Shanxi Taigang Stainless Steel Company, Ltd., Class A	56,200	31,506
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	12,800	378,594
Shenghe Resources Holding Company, Ltd., Class A	14,200	25,539
Shengyi Technology Company, Ltd., Class A	25,300	54,324
Shennan Circuits Company, Ltd., Class A	5,000	55,114
Shenwan Hongyuan Group Company, Ltd., Class A	243,200	161,609
Shenzhen Capchem Technology Company, Ltd., Class A	6,940	45,944
Shenzhen Dynanonic Company, Ltd., Class A	3,040	47,083
Shenzhen Energy Group Company, Ltd., Class A	38,400	37,358
Shenzhen Inovance Technology Company, Ltd., Class A	28,000	232,996
Shenzhen Kangtai Biological Products Company, Ltd., Class A	11,820	46,263

41

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Kedali Industry Company, Ltd., Class A	2,000	$35,777
Shenzhen Kstar Science And Technology Company, Ltd.	5,900	32,208
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	12,600	533,790
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	7,600	64,104
Shenzhen Overseas Chinese Town Company, Ltd., Class A	86,900	58,201
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	11,900	58,741
Shenzhen SC New Energy Technology Corp., Class A	3,300	44,446
Shenzhen Senior Technology Material Company, Ltd., Class A	12,485	28,448
Shenzhen Sunlord Electronics Company, Ltd., Class A	9,500	30,938
Shenzhen Transsion Holdings Company, Ltd., Class A	8,152	143,981
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	7,400	24,635
Shenzhou International Group Holdings, Ltd.	145,100	1,174,931
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	18,900	76,390
Sichuan Chuantou Energy Company, Ltd., Class A	38,900	81,544
Sichuan Hebang Biotechnology Company, Ltd., Class A (A)	110,900	36,683
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	14,700	64,044
Sichuan New Energy Power Company, Ltd. (A)	13,600	26,816
Sichuan Road and Bridge Group Company, Ltd., Class A	55,200	118,115
Sichuan Swellfun Company, Ltd., Class A	5,400	44,356
Sichuan Yahua Industrial Group Company, Ltd., Class A	11,100	28,094
Sieyuan Electric Company, Ltd., Class A	7,700	51,311
Silergy Corp.	52,000	672,329
Sinoma Science & Technology Company, Ltd., Class A	17,800	48,698
Sinomine Resource Group Company, Ltd., Class A	6,580	49,706
Sinopec Shanghai Petrochemical Company, Ltd., Class A	72,500	32,013
Sinopharm Group Company, Ltd., H Shares	236,600	775,590
Skshu Paint Company, Ltd., Class A (A)	4,000	50,344
Smoore International Holdings, Ltd. (C)	314,000	316,880
Songcheng Performance Development Company, Ltd., Class A	31,100	55,667
SooChow Securities Company, Ltd., Class A	60,500	61,201
Southwest Securities Company, Ltd., Class A	91,700	48,002
StarPower Semiconductor, Ltd., Class A	1,700	52,178
Sungrow Power Supply Company, Ltd., Class A	15,300	237,170
Sunny Optical Technology Group Company, Ltd.	124,450	1,171,447
Sunwoda Electronic Company, Ltd., Class A	16,400	36,791
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	18,100	$64,702
Suzhou Maxwell Technologies Company, Ltd., Class A	2,784	61,978
TAL Education Group, ADR (A)	78,162	424,420
Tangshan Jidong Cement Company, Ltd., Class A	20,800	22,584
TBEA Company, Ltd., Class A	41,500	130,698
TCL Technology Group Corp., Class A	188,870	102,684
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	33,900	177,271
Tencent Holdings, Ltd.	1,087,712	43,045,487
Tencent Music Entertainment Group, ADR (A)	124,900	866,806
The People's Insurance Company Group of China, Ltd., Class A	102,600	88,367
The People's Insurance Company Group of China, Ltd., H Shares	1,486,100	561,913
Thunder Software Technology Company, Ltd., Class A	5,000	68,806
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	8,000	34,683
Tianma Microelectronics Company, Ltd., Class A (A)	13,300	18,099
Tianqi Lithium Corp. (A)	15,000	152,070
Tianshan Aluminum Group Company, Ltd., Class A	36,800	32,621
Tianshui Huatian Technology Company, Ltd., Class A	29,800	40,787
Tibet Summit Resources Company, Ltd., Class A (A)	9,900	24,678
Tingyi Cayman Islands Holding Corp.	339,800	509,015
Titan Wind Energy Suzhou Company, Ltd., Class A	21,100	46,199
Toly Bread Company, Ltd., Class A	17,508	25,751
Tongcheng Travel Holdings, Ltd. (A)	215,200	429,578
TongFu Microelectronics Company, Ltd., Class A	15,500	54,026
Tongkun Group Company, Ltd., Class A	28,100	47,675
Tongling Nonferrous Metals Group Company, Ltd., Class A	100,700	41,162
Tongwei Company, Ltd., Class A	46,300	222,343
Topchoice Medical Corp., Class A (A)	3,100	46,161
Topsports International Holdings, Ltd. (C)	319,000	247,872
TravelSky Technology, Ltd., H Shares	161,400	294,442
Trina Solar Company, Ltd., Class A	22,232	123,051
Trip.com Group, Ltd., ADR (A)	95,500	3,015,890
Tsingtao Brewery Company, Ltd., Class A	7,500	100,499
Tsingtao Brewery Company, Ltd., H Shares	108,700	935,855
Unigroup Guoxin Microelectronics Company, Ltd., Class A	8,779	113,916
Uni-President China Holdings, Ltd.	223,900	194,586
Unisplendour Corp., Ltd., Class A	29,700	136,446
Vipshop Holdings, Ltd., ADR (A)	73,400	1,051,088
Walvax Biotechnology Company, Ltd., Class A	15,600	63,483
Wanda Film Holding Company, Ltd. (A)	19,700	34,133
Wanhua Chemical Group Company, Ltd., Class A	32,900	381,036
Weibo Corp., ADR (A)	12,480	174,346
Weichai Power Company, Ltd., Class A	73,600	119,785
Weichai Power Company, Ltd., H Shares	336,980	457,526

42

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Weihai Guangwei Composites Company, Ltd., Class A	8,800	$36,313
Wens Foodstuffs Group Company, Ltd., Class A	67,000	158,702
Western Mining Company, Ltd., Class A	22,300	32,223
Western Securities Company, Ltd., Class A	56,500	51,550
Western Superconducting Technologies Company, Ltd., Class A	4,318	47,118
Will Semiconductor Company, Ltd., Class A	12,045	169,325
Wingtech Technology Company, Ltd., Class A	12,300	86,372
Wuchan Zhongda Group Company, Ltd., Class A	55,700	40,368
Wuhan DR Laser Technology Corp., Ltd., Class A	2,000	28,191
Wuhan Guide Infrared Company, Ltd., Class A (A)	29,660	42,874
Wuliangye Yibin Company, Ltd., Class A	40,700	925,219
WUS Printed Circuit Kunshan Company, Ltd., Class A	19,400	57,079
WuXi AppTec Company, Ltd., Class A	27,100	248,110
WuXi AppTec Company, Ltd., H Shares (C)	62,029	510,192
Wuxi Autowell Technology Company, Ltd., Class A	1,556	38,510
WuXi Biologics Cayman, Inc. (A)(C)	626,600	3,208,052
Wuxi Shangji Automation Company, Ltd., Class A	4,360	47,374
XCMG Construction Machinery Company, Ltd., Class A	123,000	103,628
Xiamen C & D, Inc., Class A	30,000	49,038
Xiamen Faratronic Company, Ltd., Class A	2,500	47,162
Xiamen Tungsten Company, Ltd., Class A (A)	14,500	36,874
Xiaomi Corp., Class B (A)(C)	2,656,500	3,508,245
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	33,500	51,322
Xinjiang Zhongtai Chemical Company, Ltd., Class A (A)	31,000	28,849
Xinyi Solar Holdings, Ltd.	857,000	846,559
XPeng, Inc., A Shares (A)	148,600	588,940
Xtep International Holdings, Ltd.	232,500	233,694
Yadea Group Holdings, Ltd. (C)	212,000	422,510
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A (A)	4,500	26,109
Yankuang Energy Group Company, Ltd., Class A	27,500	104,992
Yankuang Energy Group Company, Ltd., H Shares	264,710	671,166
Yantai Jereh Oilfield Services Group Company, Ltd., Class A (A)	10,200	35,024
Yealink Network Technology Corp., Ltd., Class A	8,700	64,885
Yifeng Pharmacy Chain Company, Ltd., Class A	6,700	46,778
Yihai International Holding, Ltd. (A)	81,500	180,831
Yihai Kerry Arawana Holdings Company, Ltd., Class A	15,900	90,089
Yintai Gold Company, Ltd., Class A	29,700	54,134
YongXing Special Materials Technology Company, Ltd., Class A	5,350	47,666
Yonyou Network Technology Company, Ltd., Class A	36,500	102,100
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Youngor Group Company, Ltd., Class A	53,500	$51,736
Youngy Company, Ltd., Class A (A)	2,700	23,388
YTO Express Group Company, Ltd., Class A	37,200	80,596
Yuan Longping High-tech Agriculture Company, Ltd., Class A (A)	13,900	28,663
Yum China Holdings, Inc. (New York Stock Exchange)	73,192	4,132,420
Yunda Holding Company, Ltd., Class A	29,700	47,697
Yunnan Aluminium Company, Ltd., Class A	34,700	59,134
Yunnan Baiyao Group Company, Ltd., Class A	19,240	145,860
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	2,400	31,182
Yunnan Energy New Material Company, Ltd., Class A (A)	9,400	120,494
Yunnan Tin Company, Ltd., Class A	17,400	34,829
Yunnan Yuntianhua Company, Ltd., Class A	18,800	44,090
Zai Lab, Ltd., ADR (A)	15,300	497,097
Zangge Mining Company, Ltd., Class A	15,800	51,100
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	6,200	265,514
Zhaojin Mining Industry Company, Ltd., H Shares (A)	201,500	286,947
Zhefu Holding Group Company, Ltd., Class A	45,000	25,784
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	77,000	67,396
Zhejiang China Commodities City Group Company, Ltd., Class A	54,500	63,108
Zhejiang Chint Electrics Company, Ltd., Class A	22,600	83,144
Zhejiang Dahua Technology Company, Ltd., Class A	33,300	93,077
Zhejiang Dingli Machinery Company, Ltd., Class A	5,300	35,170
Zhejiang Expressway Company, Ltd., H Shares	236,782	175,364
Zhejiang HangKe Technology, Inc., Company, Class A	4,730	27,597
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	15,100	39,212
Zhejiang Huayou Cobalt Company, Ltd., Class A	16,910	110,104
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	13,600	132,022
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	8,800	36,018
Zhejiang Juhua Company, Ltd., Class A	27,200	50,344
Zhejiang NHU Company, Ltd., Class A (A)	33,980	72,218
Zhejiang Supcon Technology Company, Ltd., Class A	5,113	74,420
Zhejiang Supor Company, Ltd., Class A	4,800	30,224
Zhejiang Weiming Environment Protection Company, Ltd., Class A	14,680	37,421
Zhejiang Weixing New Building Materials Company, Ltd., Class A	15,000	40,805
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	4,200	22,546
Zhejiang Yongtai Technology Company, Ltd., Class A	8,300	19,277

43

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zheshang Securities Company, Ltd., Class A	51,300	$72,187
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	121,700	342,738
Zhongji Innolight Company, Ltd., Class A	8,200	124,344
Zhongsheng Group Holdings, Ltd.	105,600	389,737
Zhongtai Securities Company, Ltd., Class A	60,700	58,172
Zhuzhou CRRC Times Electric Company, Ltd.	95,800	403,155
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,661	49,358
Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,000	16,487
Zhuzhou Kibing Group Company, Ltd., Class A (A)	28,100	31,957
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	29,200	25,919
Zijin Mining Group Company, Ltd., Class A	218,400	328,947
Zijin Mining Group Company, Ltd., H Shares	997,529	1,356,794
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	71,200	63,489
ZTE Corp., Class A	41,300	204,717
ZTE Corp., H Shares	131,015	402,277
ZTO Express Cayman, Inc., ADR	73,900	1,865,236
		295,621,611
Colombia - 0.0%
Bancolombia SA	45,916	286,846
Interconexion Electrica SA ESP	80,335	317,729
		604,575
Czech Republic - 0.0%
CEZ AS	28,419	1,281,126
Komercni banka AS	13,561	404,281
Moneta Money Bank AS (C)	57,943	206,875
		1,892,282
Denmark - 1.8%
A.P. Moller - Maersk A/S, Series A	467	785,615
A.P. Moller - Maersk A/S, Series B	859	1,445,687
Carlsberg A/S, Class B	15,979	2,412,918
Chr. Hansen Holding A/S	17,268	1,256,598
Coloplast A/S, B Shares	19,418	2,450,275
Danske Bank A/S (A)	112,453	2,293,393
Demant A/S (A)	15,005	571,245
DSV A/S	30,677	5,931,674
Genmab A/S (A)	10,793	4,248,740
Novo Nordisk A/S, B Shares	271,198	43,644,176
Novozymes A/S, B Shares	33,565	1,622,222
Orsted A/S (C)	30,943	2,722,585
Pandora A/S	14,859	1,185,994
ROCKWOOL A/S, B Shares	1,496	357,399
Tryg A/S	60,043	1,366,698
Vestas Wind Systems A/S (A)	165,271	4,707,348
		77,002,567
Finland - 0.6%
Elisa OYJ	22,306	1,249,488
Fortum OYJ	71,023	946,364
Kesko OYJ, B Shares	43,119	816,372
Kone OYJ, B Shares	53,763	2,734,852
Metso Outotec OYJ	104,585	1,146,569
Neste OYJ	66,768	2,522,587
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ	860,343	$3,480,459
Nordea Bank ABP	530,250	5,234,254
Orion OYJ, Class B	16,771	711,131
Sampo OYJ, A Shares	76,733	3,531,276
Stora Enso OYJ, R Shares	88,177	1,118,641
UPM-Kymmene OYJ	84,496	2,540,109
Wartsila OYJ ABP	75,131	854,782
		26,886,884
France - 8.8%
Accor SA	35,289	1,175,177
Aeroports de Paris	6,066	924,566
Air Liquide SA	107,893	18,077,792
Airbus SE	121,853	16,002,401
Alstom SA	65,816	1,816,391
Amundi SA (C)	13,447	758,872
Arkema SA	12,418	1,084,707
AXA SA	390,716	11,077,081
BioMerieux	8,594	863,467
BNP Paribas SA	229,643	13,351,068
Bollore SE	180,202	1,156,184
Bouygues SA	46,104	1,479,223
Bureau Veritas SA	60,043	1,525,861
Capgemini SE	33,705	5,880,054
Carrefour SA	122,058	2,246,406
Cie de Saint-Gobain	101,173	5,618,596
Cie Generale des Etablissements Michelin SCA	139,807	3,989,443
Covivio	9,586	470,700
Credit Agricole SA (B)	252,711	2,905,029
Danone SA	132,243	7,827,331
Dassault Aviation SA	5,160	875,247
Dassault Systemes SE	137,348	6,055,317
Edenred	51,200	3,295,703
Eiffage SA	16,980	1,813,344
Engie SA	376,255	5,657,609
EssilorLuxottica SA	59,939	10,855,155
Eurazeo SE	8,883	607,593
Gecina SA	9,396	965,075
Getlink SE	89,480	1,522,485
Hermes International	6,525	13,309,863
Ipsen SA	7,772	901,113
Kering SA	15,434	8,251,981
Klepierre SA	43,975	999,286
La Francaise des Jeux SAEM (C)	21,513	831,718
Legrand SA	54,961	5,209,860
L'Oreal SA	49,787	21,316,146
LVMH Moet Hennessy Louis Vuitton SE	57,048	49,878,740
Orange SA (B)	410,902	4,907,530
Pernod Ricard SA	42,574	9,222,344
Publicis Groupe SA	47,102	3,498,168
Remy Cointreau SA	4,830	744,751
Renault SA	39,819	1,337,426
Safran SA	70,430	10,229,595
Sanofi	235,131	23,989,752
Sartorius Stedim Biotech	5,704	1,503,662
Schneider Electric SE	110,396	19,098,406
Schneider Electric SE (Euronext London Exchange)	1,474	254,385
SEB SA	5,081	479,304
Societe Generale SA (B)	167,322	3,895,341
Sodexo SA	18,136	1,963,526
Teleperformance	12,195	1,824,786
Thales SA	21,973	3,062,677

44

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
TotalEnergies SE	512,551	$28,923,711
Unibail-Rodamco-Westfield (A)	24,392	1,122,259
Valeo (B)	42,228	812,633
Veolia Environnement SA	136,662	4,034,695
Vinci SA	110,872	12,630,225
Vivendi SE	147,233	1,308,026
Wendel SE	5,511	581,422
Worldline SA (A)(C)	49,222	1,918,605
		367,919,813
Germany - 5.7%
adidas AG	32,843	5,339,711
Allianz SE	82,238	17,611,176
BASF SE	186,136	8,852,293
Bayer AG	199,346	11,125,585
Bayerische Motoren Werke AG	67,386	7,348,812
Bechtle AG	16,461	647,749
Beiersdorf AG	20,378	2,600,432
Brenntag SE	31,248	2,457,431
Carl Zeiss Meditec AG, Bearer Shares	8,167	918,957
Commerzbank AG (A)	214,381	2,168,596
Continental AG	22,271	1,486,538
Covestro AG (A)(C)	38,911	1,502,659
Daimler Truck Holding AG (A)	91,663	2,782,126
Delivery Hero SE (A)(C)	35,025	1,315,375
Deutsche Bank AG	421,845	4,295,071
Deutsche Boerse AG	38,560	6,669,492
Deutsche Lufthansa AG (A)	121,070	1,191,324
Deutsche Post AG	201,137	9,070,054
Deutsche Telekom AG	657,028	14,576,547
E.ON SE	454,270	5,507,261
Evonik Industries AG	42,408	851,795
Fresenius Medical Care AG & Company KGaA	41,628	1,781,991
Fresenius SE & Company KGaA	85,750	2,351,449
GEA Group AG	30,462	1,283,850
Hannover Rueck SE	12,407	2,659,492
HeidelbergCement AG	29,383	2,107,821
HelloFresh SE (A)	32,861	785,237
Henkel AG & Company KGaA	20,136	1,446,683
Infineon Technologies AG	265,112	9,869,871
Knorr-Bremse AG	14,558	998,807
LEG Immobilien SE (A)	15,074	785,085
Mercedes-Benz Group AG	162,968	12,182,456
Merck KGaA	26,245	4,584,009
MTU Aero Engines AG	10,821	2,503,263
Muenchener Rueckversicherungs-Gesellschaft AG	28,593	10,227,510
Nemetschek SE	11,634	913,111
Puma SE	21,340	1,019,933
Rational AG	1,027	690,233
Rheinmetall AG	8,836	2,238,426
RWE AG	130,123	5,449,192
SAP SE	211,875	27,782,305
Scout24 SE (C)	16,222	1,042,104
Siemens AG	155,251	25,548,587
Siemens Energy AG (A)	105,609	2,686,437
Siemens Healthineers AG (C)	57,122	3,243,838
Symrise AG	26,904	2,881,224
Telefonica Deutschland Holding AG	205,706	579,984
United Internet AG	17,421	250,961
Volkswagen AG	5,895	892,111
Vonovia SE	145,105	2,669,849
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Zalando SE (A)(C)	45,289	$1,316,997
		241,091,800
Hong Kong - 1.6%
AIA Group, Ltd.	1,483,509	14,261,269
Alibaba Health Information Technology, Ltd. (A)	822,200	488,027
Beijing Enterprises Holdings, Ltd.	89,714	346,677
Beijing Enterprises Water Group, Ltd.	704,200	172,718
BOC Hong Kong Holdings, Ltd.	464,500	1,378,474
Bosideng International Holdings, Ltd.	550,000	228,349
Budweiser Brewing Company APAC, Ltd. (C)	212,300	534,198
C&D International Investment Group, Ltd.	111,000	278,847
China Everbright Environment Group, Ltd.	654,700	255,911
China Gas Holdings, Ltd.	523,000	593,140
China Jinmao Holdings Group, Ltd.	1,033,300	147,889
China Medical System Holdings, Ltd.	238,800	336,202
China Mengniu Dairy Company, Ltd. (A)	552,253	2,146,412
China Merchants Port Holdings Company, Ltd.	248,331	360,229
China Overseas Land & Investment, Ltd.	671,797	1,363,308
China Overseas Property Holdings, Ltd.	225,000	206,455
China Power International Development, Ltd.	847,900	322,940
China Resources Beer Holdings Company, Ltd.	282,899	1,785,818
China Resources Cement Holdings, Ltd.	439,900	160,206
China Resources Gas Group, Ltd.	161,500	531,715
China Resources Land, Ltd.	560,405	2,097,571
China Resources Power Holdings Company, Ltd.	335,432	774,459
China Ruyi Holdings, Ltd. (A)	964,000	215,462
China State Construction International Holdings, Ltd.	353,400	399,773
China Taiping Insurance Holdings Company, Ltd.	264,200	274,992
China Traditional Chinese Medicine Holdings Company, Ltd.	492,400	236,811
Chow Tai Fook Jewellery Group, Ltd.	344,200	609,252
CK Asset Holdings, Ltd.	249,198	1,343,218
CK Hutchison Holdings, Ltd.	337,972	2,037,527
CK Infrastructure Holdings, Ltd.	77,500	428,614
CLP Holdings, Ltd.	204,000	1,486,288
COSCO SHIPPING Ports, Ltd.	332,808	209,547
ESR Group, Ltd. (C)	249,400	368,311
Far East Horizon, Ltd.	271,100	227,162
Futu Holdings, Ltd., ADR (A)(B)	7,500	276,450
Galaxy Entertainment Group, Ltd. (A)	272,000	1,687,637
GCL Technology Holdings, Ltd. (A)	3,541,000	768,970
Geely Automobile Holdings, Ltd.	1,053,300	1,227,089
Guangdong Investment, Ltd.	512,880	437,069
Hang Lung Properties, Ltd.	253,000	400,698
Hang Seng Bank, Ltd.	94,295	1,262,440
Henderson Land Development Company, Ltd.	181,417	575,609
HKT Trust & HKT, Ltd.	466,322	595,893
Hong Kong & China Gas Company, Ltd.	1,381,863	1,246,821
Hong Kong Exchanges & Clearing, Ltd.	150,877	5,525,429
Hongkong Land Holdings, Ltd.	137,400	588,940
Jardine Matheson Holdings, Ltd.	20,032	960,556
Kingboard Holdings, Ltd.	117,800	317,403
Kingboard Laminates Holdings, Ltd.	163,000	149,170
Kunlun Energy Company, Ltd.	683,390	545,103

45

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Link REIT	315,225	$1,833,033
MTR Corp., Ltd.	191,368	880,888
New World Development Company, Ltd.	187,314	447,502
Nine Dragons Paper Holdings, Ltd.	279,100	154,787
Orient Overseas International, Ltd.	23,000	280,208
Power Assets Holdings, Ltd.	173,000	931,574
Shenzhen International Holdings, Ltd.	246,000	195,024
Shimao Group Holdings, Ltd. (A)(D)	245,100	124,515
Sino Biopharmaceutical, Ltd.	1,803,875	859,937
Sino Land Company, Ltd.	433,075	563,316
SITC International Holdings Company, Ltd.	167,000	290,114
Sun Hung Kai Properties, Ltd.	181,500	2,312,421
Swire Pacific, Ltd., Class A	60,500	403,950
Swire Properties, Ltd.	144,200	343,751
Techtronic Industries Company, Ltd.	172,500	1,597,492
Vinda International Holdings, Ltd.	63,000	151,650
Want Want China Holdings, Ltd.	833,412	557,824
WH Group, Ltd. (C)	1,052,270	550,119
Wharf Real Estate Investment Company, Ltd.	207,125	1,021,880
Xinyi Glass Holdings, Ltd.	228,000	337,350
Yuexiu Property Company, Ltd.	246,700	267,241
		67,277,624
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	71,746	584,124
OTP Bank NYRT	39,089	1,218,660
Richter Gedeon NYRT	24,693	623,056
		2,425,840
India - 3.8%
ABB India, Ltd.	9,223	478,400
ACC, Ltd.	11,173	239,486
Adani Enterprises, Ltd.	30,009	903,525
Adani Green Energy, Ltd. (A)	55,072	652,990
Adani Ports & Special Economic Zone, Ltd.	92,752	828,372
Adani Power, Ltd. (A)	132,354	400,293
Adani Total Gas, Ltd.	48,138	385,281
Adani Transmission, Ltd. (A)	49,120	480,271
Ambuja Cements, Ltd. (A)	103,950	531,493
Apollo Hospitals Enterprise, Ltd.	17,620	982,491
Asian Paints, Ltd.	67,182	2,590,019
AU Small Finance Bank, Ltd. (C)	29,227	274,393
Aurobindo Pharma, Ltd.	46,581	369,872
Avenue Supermarts, Ltd. (A)(C)	28,302	1,179,340
Axis Bank, Ltd.	399,519	4,421,810
Bajaj Auto, Ltd.	12,027	663,600
Bajaj Finance, Ltd.	47,868	4,028,393
Bajaj Finserv, Ltd.	67,739	1,185,127
Bajaj Holdings & Investment, Ltd.	4,669	409,551
Balkrishna Industries, Ltd.	13,510	371,692
Bandhan Bank, Ltd. (A)(C)	115,681	371,909
Bank of Baroda	183,018	408,969
Berger Paints India, Ltd.	40,791	321,254
Bharat Electronics, Ltd.	640,865	868,271
Bharat Forge, Ltd.	44,818	428,023
Bharat Petroleum Corp., Ltd.	151,603	667,681
Bharti Airtel, Ltd.	389,699	3,925,250
Britannia Industries, Ltd.	18,898	1,056,330
CG Power & Industrial Solutions, Ltd.	106,450	501,405
Cholamandalam Investment and Finance Company, Ltd.	72,245	920,181
Cipla, Ltd.	85,933	985,116
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Coal India, Ltd.	271,103	$790,434
Colgate-Palmolive India, Ltd.	21,005	411,982
Container Corp. of India, Ltd.	47,901	388,368
Dabur India, Ltd.	108,841	728,227
Divi's Laboratories, Ltd.	23,338	966,818
DLF, Ltd.	108,791	622,872
Dr. Reddy's Laboratories, Ltd.	20,616	1,124,937
Eicher Motors, Ltd.	23,876	1,060,398
GAIL India, Ltd.	407,508	515,610
Godrej Consumer Products, Ltd. (A)	72,073	924,310
Godrej Properties, Ltd. (A)	21,678	365,057
Grasim Industries, Ltd.	46,609	956,052
Havells India, Ltd.	43,825	692,960
HCL Technologies, Ltd.	166,987	2,304,750
HDFC Life Insurance Company, Ltd. (C)	172,292	1,233,181
Hero MotoCorp, Ltd.	19,094	636,523
Hindalco Industries, Ltd.	238,038	1,170,084
Hindustan Petroleum Corp., Ltd.	109,483	347,394
Hindustan Unilever, Ltd.	144,457	4,655,498
Housing Development Finance Corp., Ltd.	303,802	9,696,653
ICICI Bank, Ltd.	908,105	10,408,296
ICICI Lombard General Insurance Company, Ltd. (C)	43,690	623,038
ICICI Prudential Life Insurance Company, Ltd. (C)	66,689	375,462
Indian Oil Corp., Ltd.	492,401	534,745
Indian Railway Catering & Tourism Corp., Ltd.	41,589	325,620
Indraprastha Gas, Ltd.	54,366	316,259
Indus Towers, Ltd. (A)	118,586	223,047
Info Edge India, Ltd.	12,392	611,286
Infosys, Ltd.	591,130	9,393,651
InterGlobe Aviation, Ltd. (A)(C)	16,888	474,848
ITC, Ltd.	523,523	2,819,103
Jindal Steel & Power, Ltd.	62,446	389,875
JSW Steel, Ltd.	126,882	1,072,658
Jubilant Foodworks, Ltd.	68,482	399,553
Kotak Mahindra Bank, Ltd.	98,007	2,377,580
Larsen & Toubro, Ltd.	121,233	3,236,591
LTIMindtree, Ltd. (C)	15,576	937,407
Lupin, Ltd.	36,403	354,209
Mahindra & Mahindra, Ltd.	153,066	2,432,111
Marico, Ltd.	89,395	587,720
Maruti Suzuki India, Ltd.	21,189	2,385,768
Mphasis, Ltd.	14,973	353,992
MRF, Ltd.	331	388,283
Muthoot Finance, Ltd.	21,011	282,611
Nestle India, Ltd.	5,894	1,550,785
NTPC, Ltd.	681,768	1,419,899
Oil & Natural Gas Corp., Ltd.	443,077	822,137
Page Industries, Ltd.	1,066	498,827
Petronet LNG, Ltd.	128,702	350,626
PI Industries, Ltd.	13,247	580,914
Pidilite Industries, Ltd.	26,271	828,685
Power Grid Corp. of India, Ltd.	549,413	1,534,325
Reliance Industries, Ltd.	534,166	15,907,069
Samvardhana Motherson International, Ltd.	355,590	339,037
SBI Cards & Payment Services, Ltd.	41,500	463,051
SBI Life Insurance Company, Ltd. (C)	79,705	1,191,021
Shree Cement, Ltd.	1,886	576,170
Shriram Finance, Ltd.	39,656	670,276
Siemens, Ltd.	12,325	528,572
SRF, Ltd.	25,963	787,180
State Bank of India	315,683	2,212,019

46

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sun Pharmaceutical Industries, Ltd.	168,928	$1,993,124
Tata Consultancy Services, Ltd.	160,400	6,360,951
Tata Consumer Products, Ltd.	96,967	932,236
Tata Elxsi, Ltd.	5,923	531,053
Tata Motors, Ltd. (A)	291,041	1,843,810
Tata Steel, Ltd.	1,288,831	1,647,732
Tech Mahindra, Ltd.	102,290	1,386,852
The Indian Hotels Company, Ltd.	149,639	702,773
The Tata Power Company, Ltd.	248,816	640,290
Titan Company, Ltd.	62,056	2,112,352
Torrent Pharmaceuticals, Ltd.	17,706	388,853
Trent, Ltd.	31,168	584,794
Tube Investments of India, Ltd.	18,494	638,803
TVS Motor Company, Ltd.	36,920	573,110
UltraTech Cement, Ltd.	17,783	1,678,437
United Spirits, Ltd. (A)	50,419	536,232
UPL, Ltd.	86,044	709,387
Varun Beverages, Ltd.	39,944	813,792
Vedanta, Ltd.	130,335	437,786
Wipro, Ltd.	241,073	1,177,572
Yes Bank, Ltd. (A)	2,012,373	397,243
Zomato, Ltd. (A)	529,128	438,564
		159,512,948
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	2,444,445	332,175
Aneka Tambang Tbk	1,442,000	182,149
Astra International Tbk PT	3,516,608	1,510,812
Bank Central Asia Tbk PT	9,557,350	5,767,169
Bank Mandiri Persero Tbk PT	6,474,112	2,184,638
Bank Negara Indonesia Persero Tbk PT	1,313,053	792,055
Bank Rakyat Indonesia Persero Tbk PT	11,804,610	4,386,453
Barito Pacific Tbk PT (A)	4,820,560	244,293
Charoen Pokphand Indonesia Tbk PT	1,273,203	420,448
Indah Kiat Pulp & Paper Tbk PT	504,300	231,912
Indofood CBP Sukses Makmur Tbk PT	401,300	313,074
Indofood Sukses Makmur Tbk PT	771,517	365,346
Kalbe Farma Tbk PT	3,660,210	495,708
Merdeka Copper Gold Tbk PT (A)	2,083,900	416,749
Sarana Menara Nusantara Tbk PT	3,500,600	231,103
Semen Indonesia Persero Tbk PT	591,092	228,471
Sumber Alfaria Trijaya Tbk PT	2,875,200	506,166
Telkom Indonesia Persero Tbk PT	8,561,660	2,311,524
Unilever Indonesia Tbk PT	1,289,425	389,539
United Tractors Tbk PT	297,537	441,773
Vale Indonesia Tbk PT	432,900	181,730
		21,933,287
Ireland - 0.8%
AerCap Holdings NV (A)	23,400	1,335,672
AIB Group PLC	168,153	695,133
Bank of Ireland Group PLC	171,991	1,625,274
CRH PLC	120,059	5,681,517
DCC PLC	19,759	1,132,259
Experian PLC	185,681	6,551,299
Flutter Entertainment PLC (A)	26,785	5,260,662
James Hardie Industries PLC, CHESS Depositary Interest (A)	71,650	1,763,247
Kerry Group PLC, Class A	25,579	2,494,855
Kingspan Group PLC	24,794	1,650,580
PDD Holdings, Inc., ADR (A)	88,300	5,767,756
Smurfit Kappa Group PLC	31,717	1,130,084
Smurfit Kappa Group PLC	8,098	287,789
		35,376,127
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 0.4%
Azrieli Group, Ltd.	6,788	$356,948
Bank Hapoalim BM	203,438	1,637,665
Bank Leumi Le-Israel BM	247,624	1,736,543
Bezeq The Israeli Telecommunication Corp., Ltd.	327,411	409,401
Check Point Software Technologies, Ltd. (A)	16,000	1,996,960
CyberArk Software, Ltd. (A)	6,500	1,005,745
Elbit Systems, Ltd.	4,227	864,611
First International Bank of Israel, Ltd.	8,747	329,702
ICL Group, Ltd.	112,810	614,251
Israel Discount Bank, Ltd., Class A	198,564	956,601
Mizrahi Tefahot Bank, Ltd.	24,794	795,519
Nice, Ltd. (A)	10,153	2,081,967
Teva Pharmaceutical Industries, Ltd., ADR (A)	178,336	1,284,019
Tower Semiconductor, Ltd. (A)	17,323	715,817
Wix.com, Ltd. (A)	9,200	701,224
		15,486,973
Italy - 1.2%
Amplifon SpA	19,903	690,375
Assicurazioni Generali SpA	181,504	3,448,034
Davide Campari-Milano NV	82,433	1,078,563
DiaSorin SpA	3,999	413,043
Enel SpA	1,300,523	8,185,506
Eni SpA	400,968	5,335,589
Ferrari NV	20,127	5,761,213
FinecoBank Banca Fineco SpA	96,133	1,284,162
Infrastrutture Wireless Italiane SpA (B)(C)	52,503	669,414
Intesa Sanpaolo SpA	2,579,038	5,989,706
Mediobanca Banca di Credito Finanziario SpA	95,634	1,057,106
Moncler SpA	32,874	2,237,313
Nexi SpA (A)(C)	94,587	743,809
Poste Italiane SpA (C)	85,062	884,204
Prysmian SpA	40,700	1,513,781
Recordati Industria Chimica e Farmaceutica SpA	16,611	724,449
Snam SpA	317,252	1,663,024
Telecom Italia SpA (A)	1,563,921	415,707
Terna - Rete Elettrica Nazionale	222,016	1,865,442
UniCredit SpA	307,010	5,919,859
		49,880,299
Japan - 12.9%
Advantest Corp.	29,300	3,752,204
Aeon Company, Ltd.	104,400	2,064,785
AGC, Inc.	31,084	1,132,216
Aisin Corp.	23,700	680,055
Ajinomoto Company, Inc.	73,400	2,851,230
ANA Holdings, Inc. (A)	25,200	558,976
Asahi Group Holdings, Ltd.	73,461	2,849,526
Asahi Intecc Company, Ltd.	34,800	663,134
Asahi Kasei Corp.	203,700	1,381,480
Astellas Pharma, Inc.	296,000	4,683,358
Azbil Corp.	18,400	580,879
Bandai Namco Holdings, Inc.	96,300	2,255,161
BayCurrent Consulting, Inc.	21,300	778,542
Bridgestone Corp.	91,800	3,732,026
Brother Industries, Ltd.	37,100	537,560
Canon, Inc.	160,796	3,985,637
Capcom Company, Ltd.	27,600	1,075,893
Central Japan Railway Company	23,088	2,808,171
Chubu Electric Power Company, Inc.	103,100	1,231,580

47

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	108,300	$2,914,800
Concordia Financial Group, Ltd.	176,600	682,741
CyberAgent, Inc.	69,000	488,447
Dai Nippon Printing Company, Ltd.	35,700	1,016,508
Daifuku Company, Ltd.	48,900	987,959
Dai-ichi Life Holdings, Inc.	159,700	2,731,467
Daiichi Sankyo Company, Ltd.	281,900	9,167,161
Daikin Industries, Ltd.	40,100	7,609,325
Daito Trust Construction Company, Ltd.	10,000	949,758
Daiwa House Industry Company, Ltd.	96,900	2,527,058
Daiwa House REIT Investment Corp.	346	726,002
Daiwa Securities Group, Inc.	218,818	992,332
Denso Corp.	69,716	4,292,714
Dentsu Group, Inc.	32,344	1,036,958
Disco Corp.	13,900	2,022,005
East Japan Railway Company	48,400	2,668,139
Eisai Company, Ltd.	40,654	2,585,912
ENEOS Holdings, Inc.	491,950	1,633,904
FANUC Corp.	154,600	5,287,916
Fast Retailing Company, Ltd.	28,200	6,592,561
Fuji Electric Company, Ltd.	20,600	864,105
FUJIFILM Holdings Corp.	58,215	3,557,765
Fujitsu, Ltd.	31,700	4,021,468
GLP J-REIT	699	741,467
GMO Payment Gateway, Inc.	6,800	536,261
Hakuhodo DY Holdings, Inc.	37,300	390,248
Hamamatsu Photonics KK	22,500	1,143,713
Hankyu Hanshin Holdings, Inc.	36,200	1,150,173
Hikari Tsushin, Inc.	3,200	461,801
Hirose Electric Company, Ltd.	4,730	640,316
Hitachi Construction Machinery Company, Ltd.	17,300	426,528
Hitachi, Ltd.	155,900	8,972,436
Honda Motor Company, Ltd.	262,927	7,481,516
Hoshizaki Corp.	17,100	614,018
Hoya Corp.	57,400	7,196,279
Hulic Company, Ltd.	61,500	512,356
Ibiden Company, Ltd.	18,200	990,833
Idemitsu Kosan Company, Ltd.	32,825	636,494
Iida Group Holdings Company, Ltd.	23,700	391,031
Inpex Corp.	167,500	1,760,002
Isuzu Motors, Ltd.	93,700	1,086,807
ITOCHU Corp.	191,737	6,472,658
Itochu Techno-Solutions Corp.	14,600	379,685
Japan Airlines Company, Ltd.	22,800	435,713
Japan Exchange Group, Inc.	81,998	1,338,977
Japan Metropolitan Fund Investment Corp.	1,100	777,822
Japan Post Bank Company, Ltd.	235,600	1,758,891
Japan Post Holdings Company, Ltd.	388,200	2,737,255
Japan Post Insurance Company, Ltd.	34,900	523,122
Japan Real Estate Investment Corp.	197	748,920
Japan Tobacco, Inc.	193,400	4,216,997
JFE Holdings, Inc.	79,100	977,259
JSR Corp.	28,600	688,507
Kajima Corp.	68,700	961,716
Kao Corp.	75,000	2,613,652
KDDI Corp.	259,367	7,996,682
Keio Corp.	16,120	567,266
Keisei Electric Railway Company, Ltd.	20,535	787,294
Keyence Corp.	31,306	15,176,457
Kikkoman Corp.	23,300	1,372,715
Kintetsu Group Holdings Company, Ltd.	27,000	893,121
Kirin Holdings Company, Ltd.	132,127	1,972,001
Kobayashi Pharmaceutical Company, Ltd.	8,100	458,474
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kobe Bussan Company, Ltd.	24,300	$669,716
Koei Tecmo Holdings Company, Ltd.	18,240	306,697
Koito Manufacturing Company, Ltd.	33,652	630,872
Komatsu, Ltd.	149,200	3,501,089
Konami Group Corp.	15,000	794,193
Kose Corp.	5,400	541,253
Kubota Corp.	162,900	2,239,689
Kurita Water Industries, Ltd.	16,789	686,137
Kyocera Corp.	51,700	2,932,951
Kyowa Kirin Company, Ltd.	43,528	837,819
Lasertec Corp.	12,200	1,915,562
Lixil Corp.	46,400	596,999
M3, Inc.	71,200	1,580,366
Makita Corp.	36,100	976,022
Marubeni Corp.	248,600	3,542,862
MatsukiyoCocokara & Company	18,300	979,589
Mazda Motor Corp.	92,180	781,998
McDonald's Holdings Company Japan, Ltd.	13,500	555,267
MEIJI Holdings Company, Ltd.	35,800	803,338
MINEBEA MITSUMI, Inc.	58,800	1,130,261
MISUMI Group, Inc.	46,000	999,918
Mitsubishi Chemical Group Corp.	205,850	1,153,765
Mitsubishi Corp.	201,800	8,067,968
Mitsubishi Electric Corp.	311,318	4,052,283
Mitsubishi Estate Company, Ltd.	181,400	2,077,364
Mitsubishi HC Capital, Inc.	105,100	570,119
Mitsubishi Heavy Industries, Ltd.	51,540	2,172,482
Mitsubishi UFJ Financial Group, Inc.	1,921,400	12,776,903
Mitsui & Company, Ltd.	230,800	7,272,514
Mitsui Chemicals, Inc.	30,100	758,705
Mitsui Fudosan Company, Ltd.	145,704	2,778,195
Mitsui OSK Lines, Ltd.	55,600	1,264,465
Mizuho Financial Group, Inc.	386,760	5,685,325
MonotaRO Company, Ltd.	40,200	557,430
MS&AD Insurance Group Holdings, Inc.	70,168	2,404,387
Murata Manufacturing Company, Ltd.	92,397	5,400,251
NEC Corp.	39,400	1,849,071
Nexon Company, Ltd.	76,600	1,561,122
NGK Insulators, Ltd.	38,600	465,126
Nidec Corp.	72,100	3,572,920
Nihon M&A Center Holdings, Inc.	48,500	339,074
Nintendo Company, Ltd.	177,490	7,536,934
Nippon Building Fund, Inc.	240	960,616
Nippon Express Holdings, Inc.	12,480	699,756
Nippon Paint Holdings Company, Ltd.	133,100	1,019,234
Nippon Prologis REIT, Inc. (B)	338	708,216
Nippon Sanso Holdings Corp.	27,900	570,553
Nippon Shinyaku Company, Ltd.	7,900	362,423
Nippon Steel Corp.	130,078	2,532,534
Nippon Telegraph & Telephone Corp.	192,100	5,457,702
Nippon Yusen KK (B)	78,200	1,664,240
Nissan Chemical Corp.	20,500	889,295
Nissan Motor Company, Ltd.	374,825	1,395,983
Nisshin Seifun Group, Inc.	31,100	390,217
Nissin Foods Holdings Company, Ltd.	9,817	837,679
Nitori Holdings Company, Ltd.	12,900	1,571,758
Nitto Denko Corp.	22,944	1,631,440
Nomura Holdings, Inc.	478,600	1,682,023
Nomura Real Estate Holdings, Inc.	19,200	464,027
Nomura Real Estate Master Fund, Inc.	668	785,243
Nomura Research Institute, Ltd.	63,600	1,600,097
NTT Data Corp.	101,500	1,450,937
Obayashi Corp.	104,100	837,739

48

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Obic Company, Ltd.	11,100	$1,795,498
Odakyu Electric Railway Company, Ltd.	46,600	678,446
Oji Holdings Corp.	130,400	501,813
Olympus Corp.	196,624	2,977,732
Omron Corp.	29,967	1,805,853
Ono Pharmaceutical Company, Ltd.	58,300	1,090,157
Open House Group Company, Ltd.	12,700	487,041
Oracle Corp.	6,100	466,703
Oriental Land Company, Ltd.	160,900	6,026,143
ORIX Corp.	194,100	3,299,364
Osaka Gas Company, Ltd.	60,100	952,811
Otsuka Corp.	18,200	685,472
Otsuka Holdings Company, Ltd.	63,000	2,337,410
Pan Pacific International Holdings Corp.	60,900	1,038,040
Panasonic Holdings Corp.	355,420	3,712,251
Persol Holdings Company, Ltd.	28,600	539,308
Rakuten Group, Inc. (B)	138,642	571,730
Recruit Holdings Company, Ltd.	232,000	7,097,410
Renesas Electronics Corp. (A)	189,000	3,059,003
Resona Holdings, Inc.	349,100	1,583,596
Ricoh Company, Ltd.	87,800	732,443
Rohm Company, Ltd.	14,200	1,198,350
SBI Holdings, Inc.	40,164	750,826
SCSK Corp.	24,400	385,884
Secom Company, Ltd.	33,794	2,213,221
Seiko Epson Corp.	44,869	680,451
Sekisui Chemical Company, Ltd.	58,500	806,321
Sekisui House, Ltd.	99,500	1,941,918
Seven & i Holdings Company, Ltd.	121,146	5,071,438
SG Holdings Company, Ltd.	46,500	682,181
Sharp Corp. (A)	36,140	207,055
Shimadzu Corp.	38,100	1,178,273
Shimano, Inc.	11,800	1,849,698
Shimizu Corp.	87,600	530,520
Shin-Etsu Chemical Company, Ltd.	298,085	9,176,947
Shionogi & Company, Ltd.	42,663	1,916,683
Shiseido Company, Ltd.	64,400	2,924,488
Shizuoka Financial Group, Inc.	71,500	525,220
SMC Corp.	9,196	4,930,331
SoftBank Corp.	460,800	4,910,407
SoftBank Group Corp.	194,152	7,639,492
Sompo Holdings, Inc.	51,160	2,079,769
Sony Group Corp.	203,000	19,037,418
Square Enix Holdings Company, Ltd.	13,700	613,589
Subaru Corp.	99,000	1,698,066
SUMCO Corp.	56,700	807,086
Sumitomo Chemical Company, Ltd.	241,700	719,719
Sumitomo Corp.	181,855	3,432,209
Sumitomo Electric Industries, Ltd.	115,200	1,363,650
Sumitomo Metal Mining Company, Ltd.	39,900	1,209,669
Sumitomo Mitsui Financial Group, Inc.	209,879	8,517,241
Sumitomo Mitsui Trust Holdings, Inc.	53,438	1,882,851
Sumitomo Realty & Development Company, Ltd.	49,883	1,203,034
Suntory Beverage & Food, Ltd.	22,100	812,875
Suzuki Motor Corp.	59,400	1,955,981
Sysmex Corp.	27,000	1,767,100
T&D Holdings, Inc.	87,100	1,182,723
Taisei Corp.	29,000	921,488
Takeda Pharmaceutical Company, Ltd.	241,624	7,689,946
TDK Corp.	62,800	2,395,784
Terumo Corp.	103,846	3,159,196
The Chiba Bank, Ltd.	85,100	530,949
The Kansai Electric Power Company, Inc.	111,700	1,281,352
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TIS, Inc.	36,200	$1,013,072
Tobu Railway Company, Ltd.	29,700	776,932
Toho Company, Ltd.	17,700	696,119
Tokio Marine Holdings, Inc.	297,742	6,665,496
Tokyo Electric Power Company Holdings, Inc. (A)	244,900	845,689
Tokyo Electron, Ltd.	72,145	9,812,122
Tokyo Gas Company, Ltd.	62,700	1,335,822
Tokyu Corp.	84,093	1,085,994
Toppan, Inc.	42,300	903,632
Toray Industries, Inc.	223,900	1,181,070
Toshiba Corp.	62,700	2,022,608
Tosoh Corp.	42,600	489,385
TOTO, Ltd.	22,800	690,484
Toyota Industries Corp.	23,729	1,463,263
Toyota Motor Corp.	1,707,100	23,253,786
Toyota Tsusho Corp.	34,393	1,510,712
Trend Micro, Inc.	21,300	1,012,903
Unicharm Corp.	64,788	2,460,528
USS Company, Ltd.	32,600	529,767
Welcia Holdings Company, Ltd.	14,600	308,351
West Japan Railway Company	34,900	1,461,670
Yakult Honsha Company, Ltd.	20,600	1,338,165
Yamaha Corp.	22,600	894,008
Yamaha Motor Company, Ltd.	48,200	1,185,840
Yamato Holdings Company, Ltd.	45,400	830,513
Yaskawa Electric Corp.	38,700	1,631,541
Yokogawa Electric Corp.	36,300	683,531
Z Holdings Corp.	429,607	1,067,756
ZOZO, Inc.	19,800	403,042
		541,551,018
Jordan - 0.0%
Hikma Pharmaceuticals PLC	33,268	743,594
Luxembourg - 0.2%
ArcelorMittal SA	109,115	2,721,736
ArcelorMittal SA, DRIP	109,115	23,433
Aroundtown SA	201,320	211,320
Eurofins Scientific SE	27,826	1,838,719
Reinet Investments SCA	32,565	647,011
Tenaris SA	75,373	935,653
		6,377,872
Macau - 0.0%
Sands China, Ltd. (A)	303,252	983,384
Malaysia - 0.4%
AMMB Holdings BHD	324,500	255,796
Axiata Group BHD	485,800	292,383
CelcomDigi BHD	554,400	536,906
CIMB Group Holdings BHD	1,233,200	1,287,306
Dialog Group BHD	655,800	306,650
Gamuda BHD	330,700	318,137
Genting BHD	380,100	345,599
Genting Malaysia BHD	529,300	287,684
HAP Seng Consolidated BHD	116,300	91,220
Hong Leong Bank BHD	118,300	496,303
Hong Leong Financial Group BHD	42,600	159,858
IHH Healthcare BHD	314,100	392,641
Inari Amertron BHD	501,800	273,543
IOI Corp. BHD	446,900	356,861
Kuala Lumpur Kepong BHD	77,600	350,873
Malayan Banking BHD	860,800	1,612,800
Malaysia Airports Holdings BHD	111,300	166,587
Maxis BHD	416,400	370,739
MISC BHD	240,100	379,455

49

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Mr. D.I.Y Group M BHD (C)	398,500	$135,485
Nestle Malaysia BHD	11,400	330,807
Petronas Chemicals Group BHD	432,900	614,504
Petronas Dagangan BHD	49,500	226,459
Petronas Gas BHD	136,600	495,401
PPB Group BHD	116,000	408,811
Press Metal Aluminium Holdings BHD	653,700	652,158
Public Bank BHD	2,607,900	2,152,062
QL Resources BHD	188,050	225,968
RHB Bank BHD	270,900	313,969
Sime Darby BHD	496,000	222,240
Sime Darby Plantation BHD	373,300	340,589
Telekom Malaysia BHD	200,300	221,061
Tenaga Nasional BHD	465,800	959,418
Top Glove Corp. BHD (A)	930,500	229,488
		15,809,761
Mexico - 1.0%
Alfa SAB de CV, Class A	698,500	427,258
America Movil SAB de CV (A)	6,575,300	6,958,540
Arca Continental SAB de CV	104,742	1,058,730
Banco del Bajio SA (C)	186,500	586,628
Cemex SAB de CV, Series CPO (A)	3,644,736	2,188,202
Coca-Cola Femsa SAB de CV	125,588	1,041,041
Controladora AXTEL SAB DE CV (A)	698,500	10,701
Fibra Uno Administracion SA de CV	736,200	1,073,772
Fomento Economico Mexicano SAB de CV	464,186	4,687,520
Gruma SAB de CV, Class B	48,888	754,062
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	85,300	1,502,744
Grupo Aeroportuario del Sureste SAB de CV, B Shares	46,360	1,300,774
Grupo Bimbo SAB de CV, Series A	316,500	1,696,922
Grupo Carso SAB de CV, Series A1	105,800	616,175
Grupo Financiero Banorte SAB de CV, Series O	618,350	4,968,753
Grupo Financiero Inbursa SAB de CV, Series O (A)	509,200	1,132,163
Grupo Mexico SAB de CV, Series B	743,600	3,316,753
Grupo Televisa SAB, Series CPO	583,897	559,833
Industrias Penoles SAB de CV (A)	32,850	501,358
Kimberly-Clark de Mexico SAB de CV, Class A	363,535	742,936
Operadora de Sites Mexicanos SAB de CV, Class A1	298,300	293,595
Orbia Advance Corp. SAB de CV	245,615	519,167
Promotora y Operadora de Infraestructura SAB de CV	54,100	526,626
Wal-Mart de Mexico SAB de CV	1,247,600	4,745,944
		41,210,197
Netherlands - 2.5%
ABN AMRO Bank NV (C)	55,799	815,207
Adyen NV (A)(C)	3,045	4,987,236
Aegon NV	263,617	1,158,380
Akzo Nobel NV	25,546	1,925,613
Argenx SE (A)	12,352	4,811,125
ASM International NV	6,583	2,864,224
ASML Holding NV	56,543	40,899,105
Euronext NV (C)	17,696	1,180,771
EXOR NV (A)	15,131	1,256,561
Heineken Holding NV	16,060	1,366,792
Heineken NV	36,347	3,677,538
IMCD NV	7,999	1,205,752
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	521,232	$6,422,153
JDE Peet's NV	13,990	406,553
Just Eat Takeaway.com NV (A)(C)	25,826	390,598
Koninklijke Ahold Delhaize NV	146,631	4,648,554
Koninklijke KPN NV	460,874	1,585,523
Koninklijke Philips NV (A)	130,464	2,464,808
NEPI Rockcastle NV	106,648	607,205
NN Group NV	40,189	1,449,909
OCI NV	14,390	319,397
Prosus NV (A)	112,431	7,409,727
QIAGEN NV (A)	46,039	2,085,205
Randstad NV	16,858	826,982
Stellantis NV	360,897	5,499,518
Universal Music Group NV	101,652	2,016,479
Wolters Kluwer NV	36,021	4,114,478
		106,395,393
New Zealand - 0.1%
Auckland International Airport, Ltd. (A)	203,138	1,085,737
Fisher & Paykel Healthcare Corp., Ltd.	93,078	1,299,864
Mercury NZ, Ltd.	111,413	440,047
Meridian Energy, Ltd.	207,696	663,165
Spark New Zealand, Ltd.	304,843	946,174
Xero, Ltd. (A)	21,584	1,540,945
		5,975,932
Norway - 0.4%
Adevinta ASA (A)	47,127	329,787
Aker BP ASA	50,228	1,088,984
DNB Bank ASA	150,205	2,516,225
Equinor ASA	152,828	3,879,243
Gjensidige Forsikring ASA	34,019	571,860
Kongsberg Gruppen ASA	14,176	568,187
Mowi ASA	66,481	1,141,583
Norsk Hydro ASA (B)	216,759	1,311,896
Orkla ASA	121,405	873,911
Salmar ASA	10,469	461,909
Telenor ASA	112,611	1,157,961
Yara International ASA	26,859	1,003,693
		14,905,239
Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR	37,900	258,099
Credicorp, Ltd.	12,653	1,637,931
		1,896,030
Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	595,330	576,860
ACEN Corp. (A)	1,292,060	134,771
Ayala Corp.	89,130	1,046,943
Ayala Land, Inc.	2,649,380	1,239,964
Bank of the Philippine Islands	702,670	1,250,525
BDO Unibank, Inc.	847,920	2,054,516
International Container Terminal Services, Inc.	360,280	1,251,075
JG Summit Holdings, Inc.	1,053,832	900,636
Jollibee Foods Corp.	160,140	671,751
Manila Electric Company	99,690	579,937
Metropolitan Bank & Trust Company	664,029	681,351
Monde Nissin Corp. (C)	2,181,200	314,765
PLDT, Inc.	31,170	665,035
SM Investments Corp.	87,125	1,440,772
SM Prime Holdings, Inc.	4,111,600	2,392,965
Universal Robina Corp.	310,560	776,397
		15,978,263

50

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland - 0.2%
Allegro.eu SA (A)(C)	64,738	$544,085
Bank Polska Kasa Opieki SA (B)	31,828	724,526
CD Projekt SA	11,412	326,904
Cyfrowy Polsat SA	45,024	164,379
Dino Polska SA (A)(C)	8,511	837,072
KGHM Polska Miedz SA	24,694	612,247
LPP SA	193	547,940
mBank SA (A)	2,552	212,862
PGE Polska Grupa Energetyczna SA (A)	154,088	244,415
Polski Koncern Naftowy ORLEN SA	111,608	1,589,110
Powszechna Kasa Oszczednosci Bank Polski SA	153,306	1,163,518
Powszechny Zaklad Ubezpieczen SA	109,735	1,000,589
Santander Bank Polska SA (A)	6,181	492,580
		8,460,227
Portugal - 0.1%
EDP - Energias de Portugal SA	465,888	2,275,817
Galp Energia SGPS SA	79,229	839,028
Jeronimo Martins SGPS SA	44,902	1,085,122
		4,199,967
Qatar - 0.2%
Barwa Real Estate Company	379,624	267,391
Commercial Bank PSQC	561,473	864,054
Industries Qatar QSC	264,992	872,193
Masraf Al Rayan QSC	970,470	679,260
Mesaieed Petrochemical Holding Company	768,317	415,250
Ooredoo QPSC	138,964	405,025
Qatar Electricity & Water Company QSC	77,358	363,678
Qatar Fuel QSC	100,932	439,458
Qatar Gas Transport Company, Ltd.	427,166	463,476
Qatar International Islamic Bank QSC	164,267	450,284
Qatar Islamic Bank SAQ	288,013	1,385,420
Qatar National Bank QPSC	801,039	3,520,908
		10,126,397
Saudi Arabia - 1.1%
ACWA Power Company	14,015	557,306
Advanced Petrochemical Company	22,630	263,250
Al Rajhi Bank	345,428	6,507,745
Alinma Bank	172,274	1,498,531
Almarai Company JSC	43,957	641,465
Arab National Bank	106,187	719,963
Arabian Internet & Communications Services Company	4,138	324,187
Bank AlBilad	86,157	854,468
Bank Al-Jazira	71,278	333,296
Banque Saudi Fransi	104,242	1,106,090
Bupa Arabia for Cooperative Insurance Company	13,272	595,203
Dallah Healthcare Company	6,281	272,450
Dar Al Arkan Real Estate Development Company (A)	93,641	384,663
Dr Sulaiman Al Habib Medical Services Group Company	15,353	1,093,167
Elm Company	4,176	499,516
Emaar Economic City (A)	64,871	170,480
Etihad Etisalat Company	66,150	758,218
Jarir Marketing Company	103,380	485,019
Mobile Telecommunications Company Saudi Arabia (A)	77,152	283,496
Mouwasat Medical Services Company	8,521	511,022
Nahdi Medical Company	6,818	309,308
National Industrialization Company (A)	57,695	225,644
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Rabigh Refining & Petrochemical Company (A)	69,772	$204,517
Riyad Bank	238,174	2,079,095
SABIC Agri-Nutrients Company	37,694	1,254,428
Sahara International Petrochemical Company	63,497	601,476
Saudi Arabian Mining Company (A)	151,188	2,502,857
Saudi Arabian Oil Company (C)	467,709	3,925,832
Saudi Basic Industries Corp.	158,855	3,732,605
Saudi Electricity Company	145,545	837,288
Saudi Industrial Investment Group	64,481	423,164
Saudi Kayan Petrochemical Company (A)	127,574	434,154
Saudi Research & Media Group (A)	6,237	312,567
Saudi Tadawul Group Holding Company	8,438	360,274
Saudi Telecom Company	265,118	3,057,807
The Saudi British Bank	163,248	1,609,522
The Saudi Investment Bank	86,024	386,152
The Saudi National Bank	516,231	5,077,199
The Savola Group	46,106	441,298
Yanbu National Petrochemical Company	44,449	502,564
		46,137,286
Singapore - 0.5%
BOC Aviation, Ltd. (C)	35,700	262,128
CapitaLand Ascendas REIT	331,700	662,021
CapitaLand Ascott Trust	25,724	20,166
CapitaLand Integrated Commercial Trust	515,221	762,055
CapitaLand Investment, Ltd.	255,100	624,323
City Developments, Ltd.	41,200	205,581
DBS Group Holdings, Ltd.	177,872	3,982,568
Genting Singapore, Ltd.	604,800	451,535
Grab Holdings, Ltd., Class A (A)	127,600	380,248
Jardine Cycle & Carriage, Ltd.	9,800	234,249
JOYY, Inc., ADR	8,200	203,360
Keppel Corp., Ltd.	144,331	673,039
Mapletree Logistics Trust	325,200	398,902
Mapletree Pan Asia Commercial Trust	229,700	280,278
Oversea-Chinese Banking Corp., Ltd.	339,278	3,075,579
Sea, Ltd., ADR (A)	35,700	2,049,537
Sembcorp Marine, Ltd. (A)	4,538,570	412,379
Singapore Airlines, Ltd.	129,440	613,317
Singapore Exchange, Ltd.	85,000	582,890
Singapore Technologies Engineering, Ltd.	151,600	410,288
Singapore Telecommunications, Ltd.	817,148	1,503,136
United Overseas Bank, Ltd.	117,157	2,420,567
UOL Group, Ltd.	48,500	227,790
Venture Corp., Ltd.	27,800	311,887
Wilmar International, Ltd.	192,200	555,860
		21,303,683
South Africa - 1.1%
Absa Group, Ltd.	197,589	1,546,031
African Rainbow Minerals, Ltd.	25,731	268,874
Anglo American Platinum, Ltd.	12,180	700,673
AngloGold Ashanti, Ltd.	96,118	2,340,020
Aspen Pharmacare Holdings, Ltd.	88,075	766,110
Bid Corp., Ltd.	77,142	1,644,063
Capitec Bank Holdings, Ltd.	20,107	1,375,607
Clicks Group, Ltd.	55,396	659,787
Discovery, Ltd. (A)	118,888	798,386
Exxaro Resources, Ltd.	56,769	461,896
FirstRand, Ltd.	1,173,918	3,599,964
Gold Fields, Ltd.	205,130	3,110,076
Growthpoint Properties, Ltd.	797,056	470,966
Harmony Gold Mining Company, Ltd.	125,913	595,736

51

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Impala Platinum Holdings, Ltd.	197,790	$1,588,060
Kumba Iron Ore, Ltd.	14,654	322,110
Momentum Metropolitan Holdings	29,397	25,219
Mr. Price Group, Ltd.	58,716	370,497
MTN Group, Ltd.	393,825	2,436,589
MultiChoice Group	86,026	427,817
Naspers, Ltd., N Shares	50,451	7,610,709
Nedbank Group, Ltd.	106,600	1,125,706
Northam Platinum Holdings, Ltd. (A)	77,788	641,443
Old Mutual, Ltd.	1,169,129	633,400
OUTsurance Group, Ltd.	199,529	320,502
Pepkor Holdings, Ltd. (C)	462,817	331,221
Remgro, Ltd.	122,401	817,141
Sanlam, Ltd.	420,074	1,103,476
Sasol, Ltd.	132,484	1,549,130
Shoprite Holdings, Ltd.	115,556	1,145,748
Sibanye Stillwater, Ltd.	653,816	1,155,211
Standard Bank Group, Ltd.	313,240	2,408,654
The Bidvest Group, Ltd.	66,478	803,011
The Foschini Group, Ltd.	77,565	329,810
Vodacom Group, Ltd.	147,271	823,489
Woolworths Holdings, Ltd.	220,480	666,001
		44,973,133
South Korea - 2.9%
Amorepacific Corp.	4,624	363,807
BGF retail Company, Ltd.	1,169	167,878
Celltrion Healthcare Company, Ltd.	14,423	802,921
Celltrion Pharm, Inc. (A)	2,880	184,638
Celltrion, Inc.	16,310	2,101,691
Cheil Worldwide, Inc.	10,158	140,274
CJ CheilJedang Corp.	1,325	309,269
CJ Corp.	2,240	149,426
Coway Company, Ltd.	8,648	313,694
DB Insurance Company, Ltd.	7,623	425,505
Doosan Bobcat, Inc.	8,084	325,196
Doosan Enerbility Company, Ltd. (A)	65,792	795,331
Ecopro BM Company, Ltd.	7,774	1,452,290
E-MART, Inc.	3,384	214,884
F&F Company, Ltd.	2,728	265,655
GS Holdings Corp.	7,574	219,744
Hana Financial Group, Inc.	47,204	1,472,526
Hankook Tire & Technology Company, Ltd.	12,021	312,154
Hanmi Pharm Company, Ltd.	1,095	240,948
Hanon Systems	28,811	203,488
Hanwha Galleria Corp. (A)	8,600	10,711
Hanwha Solutions Corp. (A)	16,444	553,517
HD Hyundai Company, Ltd.	7,290	313,742
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,689	484,957
HLB, Inc. (A)	17,471	487,088
HMM Company, Ltd.	42,902	573,045
Hotel Shilla Company, Ltd.	4,793	278,775
HYBE Company, Ltd. (A)	2,954	608,814
Hyundai Engineering & Construction Company, Ltd.	12,525	360,874
Hyundai Glovis Company, Ltd.	2,984	379,634
Hyundai Heavy Industries Company, Ltd. (A)	2,749	240,273
Hyundai Mipo Dockyard Company, Ltd.	3,762	211,133
Hyundai Mobis Company, Ltd.	9,824	1,649,168
Hyundai Motor Company	22,125	3,329,288
Hyundai Steel Company	13,912	341,579
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Industrial Bank of Korea	43,319	$333,042
Kakao Corp.	49,518	2,095,217
Kakao Games Corp. (A)	5,839	170,707
KakaoBank Corp.	22,514	444,053
Kakaopay Corp. (A)	4,170	188,543
Kangwon Land, Inc.	15,244	209,245
KB Financial Group, Inc.	62,220	2,243,722
Kia Corp.	41,941	2,709,627
Korea Aerospace Industries, Ltd.	11,536	447,385
Korea Electric Power Corp.	39,457	567,599
Korea Investment Holdings Company, Ltd.	7,263	303,089
Korea Zinc Company, Ltd.	1,410	510,362
Korean Air Lines Company, Ltd.	29,203	485,500
Krafton, Inc. (A)	4,634	659,787
KT&G Corp.	17,504	1,102,518
Kumho Petrochemical Company, Ltd.	2,835	270,843
L&F Company, Ltd.	3,712	751,683
LG Chem, Ltd.	7,865	4,098,995
LG Corp.	15,156	982,938
LG Display Company, Ltd. (A)	35,885	425,137
LG Electronics, Inc.	16,957	1,566,968
LG Energy Solution, Ltd. (A)	5,584	2,516,307
LG H&H Company, Ltd.	1,500	594,819
LG Innotek Company, Ltd.	2,261	522,051
LG Uplus Corp.	33,942	287,385
Lotte Chemical Corp.	3,239	406,335
Lotte Energy Materials Corp.	3,699	159,461
Lotte Shopping Company, Ltd.	1,782	107,268
Meritz Financial Group, Inc.	16,785	569,112
Mirae Asset Securities Company, Ltd.	48,760	267,950
NAVER Corp.	20,885	3,135,032
NCSoft Corp.	2,616	632,384
Netmarble Corp. (A)(C)	3,201	134,912
NH Investment & Securities Company, Ltd.	25,469	191,640
Orion Corp.	3,789	368,694
Pan Ocean Company, Ltd.	42,221	149,841
Pearl Abyss Corp. (A)	4,579	172,062
POSCO Future M Company, Ltd.	4,300	1,132,527
POSCO Holdings, Inc.	11,438	3,099,333
S-1 Corp.	2,532	103,640
Samsung Biologics Company, Ltd. (A)(C)	2,819	1,663,512
Samsung C&T Corp.	13,479	1,122,757
Samsung Electro-Mechanics Company, Ltd.	8,921	990,083
Samsung Electronics Company, Ltd.	759,994	40,774,030
Samsung Engineering Company, Ltd. (A)	25,018	533,130
Samsung Fire & Marine Insurance Company, Ltd.	5,017	852,137
Samsung Heavy Industries Company, Ltd. (A)	97,174	448,029
Samsung Life Insurance Company, Ltd.	13,113	655,040
Samsung SDI Company, Ltd.	8,759	4,731,609
Samsung SDS Company, Ltd.	5,496	514,523
Samsung Securities Company, Ltd.	10,901	301,698
SD Biosensor, Inc.	5,831	74,248
Shinhan Financial Group Company, Ltd.	72,896	1,920,619
SK Biopharmaceuticals Company, Ltd. (A)	4,887	270,544
SK Bioscience Company, Ltd. (A)	3,708	230,402
SK Hynix, Inc.	86,770	7,076,391
SK IE Technology Company, Ltd. (A)(C)	3,972	264,867
SK Innovation Company, Ltd. (A)	8,816	1,254,842
SK Square Company, Ltd. (A)	15,516	539,645
SK, Inc.	5,810	734,462

52

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SKC Company, Ltd.	3,282	$234,544
S-Oil Corp.	7,070	384,221
Woori Financial Group, Inc.	87,997	793,448
Yuhan Corp.	8,364	373,916
		122,140,327
Spain - 2.0%
Acciona SA	5,189	841,016
ACS Actividades de Construccion y Servicios SA	46,005	1,535,234
Aena SME SA (C)	15,809	2,480,555
Amadeus IT Group SA (A)	95,252	6,835,773
Banco Bilbao Vizcaya Argentaria SA	1,274,848	8,381,739
Banco Santander SA	3,547,301	11,589,152
CaixaBank SA	932,605	3,427,637
Cellnex Telecom SA (A)(C)	119,349	4,836,681
Corp ACCIONA Energias Renovables SA (A)	13,673	455,780
EDP Renovaveis SA	39,987	795,107
Enagas SA	51,402	982,173
Endesa SA (B)	66,650	1,445,330
Ferrovial SA	102,755	3,188,240
Grifols SA (A)	63,507	738,959
Iberdrola SA	1,298,758	15,860,227
Industria de Diseno Textil SA	230,488	7,711,164
Mapfre SA	16,181	31,860
Naturgy Energy Group SA	30,356	866,415
Red Electrica Corp. SA	85,373	1,447,779
Repsol SA	290,879	3,942,123
Siemens Gamesa Renewable Energy SA (A)(B)	28,976	559,053
Telefonica SA (B)	1,099,839	4,683,961
		82,635,958
Sweden - 1.8%
Alfa Laval AB (B)	46,638	1,680,214
Assa Abloy AB, B Shares	161,664	3,595,240
Atlas Copco AB, A Shares	431,903	6,318,108
Atlas Copco AB, B Shares	252,377	3,187,253
Boliden AB	44,013	1,344,675
Boliden AB, Redemption Shares (A)	44,013	46,561
Electrolux AB, Series B	35,349	466,894
Embracer Group AB (A)	103,731	239,501
Epiroc AB, A Shares	106,600	1,872,432
Epiroc AB, B Shares	62,088	940,020
EQT AB (B)	58,224	1,106,346
Essity AB, B Shares	98,027	2,610,493
Evolution AB (C)	29,427	3,884,616
Fastighets AB Balder, B Shares (A)	103,148	348,158
Getinge AB, B Shares	37,153	857,975
Hennes & Mauritz AB, B Shares	117,750	1,471,196
Hexagon AB, B Shares	314,446	3,653,014
Holmen AB, B Shares	15,038	569,902
Husqvarna AB, B Shares	67,273	498,736
Industrivarden AB, A Shares	17,908	482,740
Industrivarden AB, C Shares	27,813	745,046
Indutrade AB	43,583	1,028,890
Investment AB Latour, B Shares	23,608	469,182
Investor AB, A Shares	77,970	1,607,940
Investor AB, B Shares	295,890	6,032,223
Kinnevik AB, B Shares (A)	38,983	562,705
L.E. Lundbergforetagen AB, B Shares	12,194	508,793
Lifco AB, B Shares	37,367	791,832
Nibe Industrier AB, B Shares	244,345	2,338,229
Sagax AB, B Shares	30,615	606,040
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Sandvik AB	172,012	$3,032,452
Securitas AB, B Shares	78,802	582,362
Skandinaviska Enskilda Banken AB, A Shares	260,264	2,732,065
Skanska AB, B Shares	54,830	724,442
SKF AB, B Shares	61,708	981,886
Svenska Cellulosa AB SCA, B Shares	97,244	1,292,919
Svenska Handelsbanken AB, A Shares	233,159	1,845,961
Swedbank AB, A Shares	145,170	2,230,291
Swedish Orphan Biovitrum AB (A)	27,575	554,771
Tele2 AB, B Shares	91,070	828,705
Telefonaktiebolaget LM Ericsson, B Shares	471,091	2,435,941
Telia Company AB	424,536	989,969
Volvo AB, A Shares	27,435	529,825
Volvo AB, B Shares	248,875	4,599,599
Volvo Car AB, B Shares (A)(B)	95,941	331,190
		73,557,332
Switzerland - 7.4%
ABB, Ltd.	292,477	10,683,349
Adecco Group AG	29,741	888,702
Alcon, Inc.	93,181	7,251,967
Bachem Holding AG	6,166	649,308
Baloise Holding AG	9,046	1,390,707
Banque Cantonale Vaudoise	5,541	558,962
Barry Callebaut AG	654	1,323,659
BKW AG	3,841	690,556
Chocoladefabriken Lindt & Spruengli AG	20	2,420,326
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	197	2,360,730
Cie Financiere Richemont SA, A Shares	97,271	15,487,048
Clariant AG (A)	39,141	564,222
Coca-Cola HBC AG (A)	40,406	1,200,398
Credit Suisse Group AG (A)	668,590	557,133
DSM-Firmenich AG (A)	30,685	3,412,433
EMS-Chemie Holding AG	1,281	993,166
Geberit AG	6,655	3,530,797
Givaudan SA	1,718	5,662,498
Glencore PLC	2,075,111	10,612,447
Holcim, Ltd. (A)	103,339	6,384,687
Julius Baer Group, Ltd.	40,256	2,472,270
Kuehne + Nagel International AG	10,078	2,873,148
Logitech International SA	32,058	2,050,554
Lonza Group AG	13,884	8,708,126
Nestle SA	512,255	60,720,814
Novartis AG	403,022	38,628,339
Partners Group Holding AG	4,255	3,846,680
Roche Holding AG	130,954	41,710,014
Roche Holding AG, Bearer Shares	4,917	1,664,500
Schindler Holding AG	4,001	804,872
Schindler Holding AG, Participation Certificates	7,903	1,642,490
SGS SA (A)	29,348	2,604,829
SIG Group AG (A)	56,837	1,554,521
Sika AG	27,195	7,441,130
Sonova Holding AG	9,666	2,482,478
STMicroelectronics NV	140,945	6,134,861
Straumann Holding AG	20,750	3,048,564
Swiss Life Holding AG	5,833	3,374,800
Swiss Prime Site AG	14,072	1,190,198
Swiss Re AG	56,666	5,680,608
Swisscom AG	4,792	3,035,716
Temenos AG	11,825	1,000,154
The Swatch Group AG	7,871	442,392

53

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, Bearer Shares	5,700	$1,698,742
UBS Group AG	625,110	11,917,933
VAT Group AG (B)(C)	5,007	2,069,858
Zurich Insurance Group AG	28,250	13,226,143
		308,647,829
Taiwan - 3.9%
Accton Technology Corp.	80,000	917,263
Acer, Inc.	460,000	461,060
Advantech Company, Ltd.	67,265	889,047
Airtac International Group	22,000	709,170
ASE Technology Holding Company, Ltd.	524,000	1,893,501
Asia Cement Corp.	367,000	524,447
Asustek Computer, Inc.	112,000	1,110,280
AUO Corp.	1,024,800	586,185
Catcher Technology Company, Ltd.	103,000	620,905
Cathay Financial Holding Company, Ltd.	1,385,000	1,992,517
Chailease Holding Company, Ltd.	226,760	1,492,159
Chang Hwa Commercial Bank, Ltd.	761,061	445,427
Cheng Shin Rubber Industry Company, Ltd.	275,000	348,384
China Airlines, Ltd.	457,000	329,289
China Development Financial Holding Corp.	2,458,548	1,013,574
China Steel Corp.	1,867,000	1,760,577
Chunghwa Telecom Company, Ltd.	608,000	2,494,167
Compal Electronics, Inc.	658,000	595,539
CTBC Financial Holding Company, Ltd.	2,790,000	2,202,863
Delta Electronics, Inc.	310,000	3,183,378
E Ink Holdings, Inc.	136,000	914,264
E.Sun Financial Holding Company, Ltd.	2,114,684	1,780,060
Eclat Textile Company, Ltd.	30,340	461,267
eMemory Technology, Inc.	10,000	596,201
Eva Airways Corp.	412,000	453,811
Evergreen Marine Corp. Taiwan, Ltd.	161,560	801,789
Far Eastern New Century Corp.	507,000	532,277
Far EasTone Telecommunications Company, Ltd.	252,000	629,245
Feng TAY Enterprise Company, Ltd.	68,920	427,169
First Financial Holding Company, Ltd.	1,666,876	1,523,090
Formosa Chemicals & Fibre Corp.	556,000	1,236,785
Formosa Petrochemical Corp.	174,000	487,744
Formosa Plastics Corp.	658,000	2,013,903
Fubon Financial Holding Company, Ltd.	1,197,255	2,364,360
Giant Manufacturing Company, Ltd.	50,000	334,247
Globalwafers Company, Ltd.	35,000	572,282
Hon Hai Precision Industry Company, Ltd.	1,989,800	6,884,270
Hotai Motor Company, Ltd.	47,000	1,228,972
Hua Nan Financial Holdings Company, Ltd.	1,389,104	1,004,657
Innolux Corp.	1,419,550	641,144
Inventec Corp.	395,000	473,424
Largan Precision Company, Ltd.	16,000	1,175,867
Lite-On Technology Corp.	320,000	925,844
MediaTek, Inc.	242,000	5,946,811
Mega Financial Holding Company, Ltd.	1,774,225	2,063,958
Micro-Star International Company, Ltd.	107,000	577,111
momo.com, Inc.	10,200	231,241
Nan Ya Plastics Corp.	758,000	1,915,646
Nan Ya Printed Circuit Board Corp.	36,000	353,355
Nanya Technology Corp.	195,000	464,759
Nien Made Enterprise Company, Ltd.	28,000	320,564
Novatek Microelectronics Corp.	92,000	1,270,180
Pegatron Corp.	318,000	778,682
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
PharmaEssentia Corp. (A)	31,000	$352,670
Pou Chen Corp.	354,000	364,141
Powerchip Semiconductor Manufacturing Corp.	462,000	462,683
President Chain Store Corp.	89,000	809,194
Quanta Computer, Inc.	431,000	1,629,834
Realtek Semiconductor Corp.	73,000	904,704
Ruentex Development Company, Ltd.	277,464	314,635
Shin Kong Financial Holding Company, Ltd.	2,172,988	608,748
SinoPac Financial Holdings Company, Ltd.	1,715,777	965,179
Synnex Technology International Corp.	217,000	450,850
Taishin Financial Holding Company, Ltd.	1,711,172	1,020,887
Taiwan Business Bank	946,000	433,540
Taiwan Cement Corp.	966,442	1,190,970
Taiwan Cooperative Financial Holding Company, Ltd.	1,530,840	1,391,535
Taiwan High Speed Rail Corp.	287,000	303,687
Taiwan Mobile Company, Ltd.	271,000	912,473
Taiwan Semiconductor Manufacturing Company, Ltd.	3,916,816	70,885,833
The Shanghai Commercial & Savings Bank, Ltd.	604,000	887,286
Unimicron Technology Corp.	200,000	1,169,852
Uni-President Enterprises Corp.	767,000	1,853,100
United Microelectronics Corp.	1,887,000	3,158,431
Vanguard International Semiconductor Corp.	143,000	430,795
Voltronic Power Technology Corp.	10,000	629,288
Walsin Lihwa Corp.	419,000	627,967
Wan Hai Lines, Ltd.	109,545	206,065
Win Semiconductors Corp.	55,000	285,157
Winbond Electronics Corp.	470,000	406,163
Wiwynn Corp.	14,000	526,341
WPG Holdings, Ltd.	249,960	432,083
Yageo Corp.	55,646	916,923
Yang Ming Marine Transport Corp.	274,000	540,676
Yuanta Financial Holding Company, Ltd.	1,602,834	1,242,449
Zhen Ding Technology Holding, Ltd.	107,000	402,785
		161,671,635
Thailand - 0.5%
Advanced Info Service PCL, NVDR	208,700	1,265,222
Airports of Thailand PCL, NVDR (A)	742,300	1,508,484
Asset World Corp. PCL, NVDR	1,351,500	190,936
B. Grimm Power PCL, NVDR	157,000	168,812
Bangkok Dusit Medical Services PCL, NVDR	1,808,200	1,465,945
Bangkok Expressway & Metro PCL, NVDR	1,297,400	300,144
Banpu PCL, NVDR	1,398,500	331,235
Berli Jucker PCL, NVDR	211,500	220,102
BTS Group Holdings PCL, NVDR	1,346,800	274,719
Bumrungrad Hospital PCL, NVDR	103,400	662,031
Carabao Group PCL, NVDR	52,400	99,947
Central Pattana PCL, NVDR	353,600	685,181
Central Retail Corp. PCL, NVDR	308,033	371,528
Charoen Pokphand Foods PCL, NVDR	690,300	398,446
CP ALL PCL, NVDR	1,018,900	1,865,646
Delta Electronics Thailand PCL, NVDR	545,150	1,549,243
Electricity Generating PCL, NVDR	46,900	194,661
Energy Absolute PCL, NVDR	290,700	542,330
Global Power Synergy PCL, NVDR	122,900	206,404
Gulf Energy Development PCL, NVDR	507,600	710,157

54

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Home Product Center PCL, NVDR	1,031,600	$408,769
Indorama Ventures PCL, NVDR	301,500	274,923
Intouch Holdings PCL, NVDR	193,200	414,665
JMT Network Services PCL, NVDR	117,400	144,916
Kasikornbank PCL, NVDR	106,100	394,651
Krung Thai Bank PCL, NVDR	637,300	347,740
Krungthai Card PCL, NVDR	155,200	227,259
Land & Houses PCL, NVDR	1,496,100	365,204
Minor International PCL, NVDR	549,600	532,546
Muangthai Capital PCL, NVDR	136,100	161,051
Osotspa PCL, NVDR	260,200	216,731
PTT Exploration & Production PCL, NVDR	241,800	968,218
PTT Global Chemical PCL, NVDR	397,100	401,826
PTT Oil & Retail Business PCL, NVDR	524,300	301,203
PTT PCL, NVDR	1,764,500	1,520,031
Ratch Group PCL, NVDR	191,000	198,828
SCB X PCL, NVDR	148,800	442,203
SCG Packaging PCL, NVDR	223,300	251,590
Srisawad Corp. PCL, NVDR	122,200	195,465
Thai Oil PCL, NVDR	209,200	259,623
Thai Union Group PCL, NVDR	509,500	215,111
The Siam Cement PCL, NVDR	137,500	1,259,324
True Corp. PCL, NVDR	2,103,057	413,964
		22,927,014
Turkey - 0.1%
Akbank TAS	275,861	210,440
Aselsan Elektronik Sanayi Ve Ticaret AS	61,652	141,383
BIM Birlesik Magazalar AS	39,434	268,354
Eregli Demir ve Celik Fabrikalari TAS (A)	124,192	197,959
Ford Otomotiv Sanayi AS	5,958	164,616
Haci Omer Sabanci Holding AS	93,609	174,132
Hektas Ticaret TAS (A)	96,828	130,689
KOC Holding AS	68,299	259,256
Koza Altin Isletmeleri AS	82,758	92,012
Pegasus Hava Tasimaciligi AS (A)	4,020	88,855
Petkim Petrokimya Holding AS (A)	1	1
Sasa Polyester Sanayi AS (A)	89,486	234,184
Turk Hava Yollari AO (A)	49,727	344,455
Turkcell Iletisim Hizmetleri AS	108,173	174,802
Turkiye Is Bankasi AS, Class C	315,611	170,182
Turkiye Petrol Rafinerileri AS	83,917	270,860
Turkiye Sise ve Cam Fabrikalari AS	121,660	236,993
Yapi ve Kredi Bankasi AS	262,195	129,148
		3,288,321
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	514,632	1,119,504
Abu Dhabi Islamic Bank PJSC	257,264	700,058
Abu Dhabi National Oil Company for Distribution PJSC	543,735	612,309
Aldar Properties PJSC	681,087	944,271
Dubai Islamic Bank PJSC	514,046	735,918
Emaar Properties PJSC	1,175,749	1,965,665
Emirates NBD Bank PJSC	334,180	1,240,670
Emirates Telecommunications Group Company PJSC	612,791	3,846,990
First Abu Dhabi Bank PJSC	773,576	2,673,312
Multiply Group PJSC (A)	590,073	531,165
NMC Health PLC (A)	5,577	17
Q Holding PJSC (A)	363,381	225,668
		14,595,547
United Kingdom - 10.2%
3i Group PLC	197,328	4,813,815
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
abrdn PLC	415,353	$1,029,226
Admiral Group PLC	36,895	1,068,732
Anglo American PLC	256,024	7,053,030
Ashtead Group PLC	88,657	5,414,608
Associated British Foods PLC	71,581	1,627,880
AstraZeneca PLC	312,262	45,481,202
Auto Trader Group PLC (C)	187,022	1,467,754
Aviva PLC	573,592	2,815,917
BAE Systems PLC	622,530	7,194,927
Barclays PLC	3,188,428	6,021,591
Barratt Developments PLC	203,460	1,175,649
BP PLC	3,655,450	20,536,432
British American Tobacco PLC	429,055	13,581,576
BT Group PLC	1,403,082	2,563,067
Bunzl PLC	68,099	2,665,956
Burberry Group PLC	77,487	2,078,087
CNH Industrial NV	164,129	2,100,776
Coca-Cola Europacific Partners PLC	28,878	1,801,698
Compass Group PLC	353,747	9,694,168
Croda International PLC	28,138	2,135,813
Diageo PLC	458,087	19,043,864
Entain PLC	119,013	1,961,896
Ferguson PLC	157	22,754
GSK PLC	819,815	13,759,970
Haleon PLC	1,023,758	4,049,698
Halma PLC	76,712	2,302,336
Hargreaves Lansdown PLC	72,325	722,093
HSBC Holdings PLC	4,026,346	29,510,352
Imperial Brands PLC	180,768	3,810,763
Informa PLC	286,126	2,484,158
InterContinental Hotels Group PLC	35,375	2,327,703
Intertek Group PLC	32,405	1,675,793
J Sainsbury PLC	352,130	1,186,699
JD Sports Fashion PLC	520,058	986,692
Johnson Matthey PLC	36,950	796,254
Kingfisher PLC	395,844	1,138,603
Land Securities Group PLC	141,191	1,060,743
Legal & General Group PLC	1,225,850	3,484,302
Lloyds Banking Group PLC	13,573,579	7,478,629
London Stock Exchange Group PLC	76,214	8,124,776
M&G PLC	441,273	1,090,096
Mondi PLC	98,408	1,525,511
National Grid PLC	736,299	10,144,141
NatWest Group PLC	1,068,771	3,463,017
Next PLC	26,008	2,057,681
Ocado Group PLC (A)	115,140	530,050
Pearson PLC	130,228	1,292,132
Pepco Group NV (A)	29,795	282,002
Persimmon PLC	64,787	969,806
Phoenix Group Holdings PLC	152,315	1,048,079
Prudential PLC	556,165	7,307,900
Reckitt Benckiser Group PLC	144,256	11,217,586
RELX PLC	385,624	12,060,273
Rentokil Initial PLC	507,907	4,040,190
Rio Tinto PLC	226,700	13,396,072
Rolls-Royce Holdings PLC (A)	1,683,128	3,006,926
Schroders PLC	186,433	1,058,722
Segro PLC	243,327	2,418,661
Severn Trent PLC	49,851	1,722,191
Shell PLC	1,422,769	39,116,214
Smith & Nephew PLC	175,357	2,627,240
Smiths Group PLC	71,205	1,424,719
Spirax-Sarco Engineering PLC	14,875	2,027,565
SSE PLC	217,595	5,103,671

55

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
St. James's Place PLC	111,388	$1,550,874
Standard Chartered PLC	493,827	3,891,722
Taylor Wimpey PLC	718,069	1,022,771
Tesco PLC	1,490,471	4,843,158
The Berkeley Group Holdings PLC	21,999	1,076,757
The British Land Company PLC	177,613	760,024
The Sage Group PLC	204,362	2,214,656
Unilever PLC	510,835	25,559,677
United Utilities Group PLC	135,638	1,710,580
Vodafone Group PLC	5,255,634	4,997,754
Whitbread PLC	40,600	1,665,322
WPP PLC	215,366	2,289,179
		428,762,901
United States - 0.1%
BeiGene, Ltd. (A)	107,800	1,832,353
Brookfield Renewable Corp., Class A	20,342	682,712
International Flavors & Fragrances, Inc.	0	0
Legend Biotech Corp., ADR (A)	10,240	657,101
Southern Copper Corp.	15,100	1,008,227
		4,180,393
TOTAL COMMON STOCKS (Cost $4,187,710,856)		$3,985,402,588
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	954,487	2,918,040
Centrais Eletricas Brasileiras SA, B Shares	46,900	364,232
Cia Energetica de Minas Gerais	246,294	568,001
Gerdau SA	205,745	972,091
Itau Unibanco Holding SA	858,000	4,452,948
Itausa SA	910,840	1,576,326
Petroleo Brasileiro SA	851,400	4,383,452
		15,235,090
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	12,324	794,208
Colombia - 0.0%
Bancolombia SA	84,201	491,204
Germany - 0.3%
Bayerische Motoren Werke AG	11,987	1,234,076
Dr. Ing. h.c. F. Porsche AG (A)(C)	23,095	2,875,461
Henkel AG & Company KGaA	36,894	2,944,641
Porsche Automobil Holding SE	31,079	1,731,124
Sartorius AG (B)	4,949	1,660,987
Volkswagen AG	37,860	4,743,171
		15,189,460
South Korea - 0.2%
Hyundai Motor Company	3,629	287,875
Hyundai Motor Company, 2nd Preferred	5,822	462,460
LG Chem, Ltd.	1,230	334,342
Samsung Electronics Company, Ltd.	130,854	5,763,497
		6,848,174
TOTAL PREFERRED SECURITIES (Cost $44,589,619)		$38,558,136
RIGHTS - 0.0%
Acer, Inc. (Expiration Date: 6-20-23; Strike Price: TWD 13.00) (A)(D)	231	0
Equatorial Energia SA (Expiration Date: 6-2-23; Strike Price: BRL 25.00) (A)	2,490	1,556
Shell PLC (Expiration Date: 6-27-23) (A)(E)	1,422,769	409,046
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Vonovia SE (Expiration Date: 1-1-24) (A)(B)(E)	145,105	$131,837
TOTAL RIGHTS (Cost $541,636)		$542,439
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	376
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	130
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	89,335
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	531
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	4,323
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	213
TOTAL WARRANTS (Cost $0)		$94,908
SHORT-TERM INVESTMENTS - 4.6%
U.S. Government - 0.6%
U.S. Treasury Bill
4.315%, 06/01/2023 *	$12,400,000	$12,400,000
5.150%, 06/20/2023 *	6,300,000	6,282,980
5.350%, 06/06/2023 *	4,820,000	4,816,501
		23,499,481
U.S. Government Agency - 3.0%
Federal Home Loan Bank Discount Note
4.650%, 06/01/2023 *	55,800,000	55,800,000
4.880%, 06/20/2023 *	3,500,000	3,491,879
Federal Home Loan Mortgage Corp. Discount Note 5.000%, 07/10/2023 *	67,000,000	66,638,552
		125,930,431
Short-term funds - 1.0%
John Hancock Collateral Trust, 4.5317% (F)(G)	4,395,031	43,930,093
TOTAL SHORT-TERM INVESTMENTS (Cost $193,353,123)		$193,360,005
Total Investments (International Strategic Equity Allocation Fund) (Cost $4,426,195,234) - 100.4%		$4,217,958,076
Other assets and liabilities, net - (0.4%)		(16,902,298)
TOTAL NET ASSETS - 100.0%		$4,201,055,778
Currency Abbreviations
BRL	Brazilian Real
CHF	Swiss Franc
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $40,647,827.

56

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
International Strategic Equity Allocation Fund (continued)
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	158	Long	Jun 2023	$11,556,296	$11,643,810	$87,514
Mini MSCI EAFE Index Futures	1,134	Long	Jun 2023	115,935,204	116,450,460	515,256
Mini MSCI Emerging Markets Index Futures	963	Long	Jun 2023	46,366,675	46,074,735	(291,940)
S&P/TSX 60 Index Futures	66	Long	Jun 2023	11,542,490	11,440,972	(101,518)
						$209,312

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 4.4%
Entertainment – 0.6%
Madison Square Garden Entertainment Corp. (A)(B)	131,596	$4,617,704
Sphere Entertainment Company (A)	136,496	3,258,160
		7,875,864
Media – 3.8%
DISH Network Corp., Class A (A)	321,841	2,069,438
News Corp., Class A	1,614,303	29,557,888
News Corp., Class B	145,876	2,695,788
Paramount Global, Class B (B)	399,638	6,078,494
Scholastic Corp.	268,595	11,409,916
		51,811,524
		59,687,388
Consumer discretionary – 8.3%
Automobiles – 1.2%
General Motors Company	504,627	16,354,961
Diversified consumer services – 1.8%
Bright Horizons Family Solutions, Inc. (A)	173,551	14,855,966
Strategic Education, Inc.	116,378	9,183,388
		24,039,354
Hotels, restaurants and leisure – 0.9%
Compass Group PLC	468,996	12,852,452
Household durables – 0.2%
Mohawk Industries, Inc. (A)	37,347	3,437,418
Specialty retail – 3.0%
Advance Auto Parts, Inc.	128,900	9,395,521
Bath & Body Works, Inc.	367,323	12,944,463
Best Buy Company, Inc.	137,662	10,003,898
Burlington Stores, Inc. (A)	57,488	8,649,644
		40,993,526
Textiles, apparel and luxury goods – 1.2%
Ralph Lauren Corp.	154,398	16,414,051
		114,091,762
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 7.2%
Beverages – 1.9%
Constellation Brands, Inc., Class A	77,009	$18,710,877
Monster Beverage Corp. (A)	129,276	7,578,159
		26,289,036
Consumer staples distribution and retail – 1.4%
Sysco Corp.	279,835	19,574,458
Food products – 3.4%
Bunge, Ltd.	100,759	9,334,314
Flowers Foods, Inc.	884,979	22,106,775
Tyson Foods, Inc., Class A	283,657	14,364,390
		45,805,479
Household products – 0.5%
Kimberly-Clark Corp.	52,018	6,984,977
		98,653,950
Energy – 6.3%
Energy equipment and services – 4.1%
Baker Hughes Company	200,800	5,471,800
Expro Group Holdings NV (A)	474,530	7,872,453
SEACOR Marine Holdings, Inc. (A)	358,073	2,875,326
TechnipFMC PLC (A)	1,622,314	21,317,206
Tidewater, Inc. (A)(B)	415,139	18,602,379
		56,139,164
Oil, gas and consumable fuels – 2.2%
Cameco Corp.	414,831	11,548,895
Imperial Oil, Ltd.	151,353	6,875,967
Suncor Energy, Inc.	411,722	11,528,216
		29,953,078
		86,092,242
Financials – 15.0%
Banks – 3.9%
Fifth Third Bancorp	931,678	22,611,825
Popular, Inc.	296,550	16,956,729

57

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	383,722	$13,641,317
		53,209,871
Capital markets – 1.6%
Main Street Capital Corp. (B)	217,141	8,611,812
Open Lending Corp., Class A (A)	770,400	7,811,856
State Street Corp.	72,394	4,924,240
		21,347,908
Consumer finance – 0.8%
OneMain Holdings, Inc.	275,968	10,448,148
Financial services – 4.3%
Apollo Global Management, Inc.	198,913	13,297,334
Corebridge Financial, Inc. (B)	184,177	3,061,022
FleetCor Technologies, Inc. (A)	86,389	19,571,428
Global Payments, Inc.	163,560	15,978,176
Jackson Financial, Inc., Class A (B)	264,730	7,333,021
		59,240,981
Insurance – 4.4%
Assurant, Inc.	65,331	7,839,067
Brown & Brown, Inc.	117,669	7,334,309
CNA Financial Corp.	284,828	10,498,760
Kemper Corp.	271,223	11,738,531
RenaissanceRe Holdings, Ltd.	77,569	14,611,673
The Allstate Corp.	83,000	9,001,350
		61,023,690
		205,270,598
Health care – 10.6%
Health care equipment and supplies – 4.6%
Baxter International, Inc.	383,195	15,603,700
Dentsply Sirona, Inc.	373,689	13,497,647
Koninklijke Philips NV (A)	713,009	13,470,591
Teleflex, Inc.	30,100	7,065,975
Zimmer Biomet Holdings, Inc.	101,667	12,946,276
		62,584,189
Health care providers and services – 3.9%
Cardinal Health, Inc.	114,666	9,437,012
Centene Corp. (A)	153,609	9,586,738
Select Medical Holdings Corp.	1,247,382	34,140,843
		53,164,593
Life sciences tools and services – 1.3%
Charles River Laboratories International, Inc. (A)	94,864	18,344,800
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (A)	445,280	3,629,032
Viatris, Inc.	868,837	7,949,859
		11,578,891
		145,672,473
Industrials – 16.4%
Aerospace and defense – 3.9%
Huntington Ingalls Industries, Inc.	44,700	9,001,686
Rolls-Royce Holdings PLC (A)	6,956,928	12,428,593
Spirit AeroSystems Holdings, Inc., Class A	582,944	15,500,481
Textron, Inc.	272,105	16,835,136
		53,765,896
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	51,026	4,823,998
Building products – 1.3%
Armstrong World Industries, Inc.	36,800	2,297,792
Fortune Brands Innovations, Inc.	115,723	6,995,455
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trane Technologies PLC	52,870	$8,629,970
		17,923,217
Electrical equipment – 0.6%
Rockwell Automation, Inc.	28,707	7,997,770
Ground transportation – 2.1%
JB Hunt Transport Services, Inc.	94,056	15,704,530
Norfolk Southern Corp.	66,100	13,760,698
		29,465,228
Machinery – 4.9%
Alstom SA	355,453	9,809,787
Esab Corp.	147,763	8,676,643
PACCAR, Inc.	126,604	8,707,823
Stanley Black & Decker, Inc.	363,823	27,275,810
The Middleby Corp. (A)	93,433	12,333,156
		66,803,219
Passenger airlines – 1.3%
Southwest Airlines Company	588,757	17,586,172
Professional services – 1.3%
SS&C Technologies Holdings, Inc.	213,300	11,722,968
Verra Mobility Corp. (A)	317,200	5,592,236
		17,315,204
Trading companies and distributors – 0.6%
Ashtead Group PLC	142,551	8,706,096
		224,386,800
Information technology – 9.2%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	64,310	10,697,325
Motorola Solutions, Inc.	15,154	4,272,216
		14,969,541
Electronic equipment, instruments and components – 2.0%
Corning, Inc.	556,301	17,139,634
TE Connectivity, Ltd.	85,000	10,410,800
		27,550,434
Semiconductors and semiconductor equipment – 3.0%
Marvell Technology, Inc.	384,813	22,507,712
MKS Instruments, Inc.	197,771	19,245,096
		41,752,808
Technology hardware, storage and peripherals – 3.1%
Pure Storage, Inc., Class A (A)	300,800	8,660,032
Western Digital Corp. (A)	870,823	33,726,975
		42,387,007
		126,659,790
Materials – 5.7%
Chemicals – 0.6%
The Scotts Miracle-Gro Company (B)	139,305	8,804,076
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	454,800	14,385,324
Vulcan Materials Company	52,797	10,321,814
		24,707,138
Containers and packaging – 2.0%
Ball Corp.	251,266	12,854,769
Westrock Company	507,080	14,203,311
		27,058,080
Metals and mining – 1.3%
Franco-Nevada Corp.	80,701	11,727,951
Freeport-McMoRan, Inc.	157,236	5,399,484
		17,127,435
		77,696,729

58

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 6.9%
Health care REITs – 0.1%
Omega Healthcare Investors, Inc.	64,100	$1,910,821
Industrial REITs – 1.2%
Rexford Industrial Realty, Inc.	295,462	16,084,951
Office REITs – 0.4%
Douglas Emmett, Inc.	196,228	2,276,245
Vornado Realty Trust	234,707	3,182,627
		5,458,872
Residential REITs – 1.5%
Apartment Investment and Management Company, Class A	1,033,393	8,380,817
Equity Residential	206,210	12,537,568
		20,918,385
Retail REITs – 1.1%
Regency Centers Corp.	196,599	11,062,626
Simon Property Group, Inc.	31,900	3,354,285
		14,416,911
Specialized REITs – 2.6%
Digital Realty Trust, Inc.	75,713	7,757,554
Rayonier, Inc.	351,975	10,319,907
SBA Communications Corp.	33,613	7,454,691
Weyerhaeuser Company	376,832	10,800,005
		36,332,157
		95,122,097
Utilities – 6.4%
Electric utilities – 4.3%
Constellation Energy Corp.	16,700	1,403,134
Evergy, Inc.	228,171	13,199,692
FirstEnergy Corp.	706,028	26,398,387
PG&E Corp. (A)	1,026,232	17,384,370
		58,385,583
Multi-utilities – 2.1%
Ameren Corp.	221,712	17,974,192
CenterPoint Energy, Inc.	392,643	11,076,459
		29,050,651
		87,436,234
TOTAL COMMON STOCKS (Cost $1,164,692,340)		$1,320,770,063
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 5.6%
John Hancock Collateral Trust, 4.5317% (C)(D)	2,571,108	25,699,255
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0038% (C)	1,946,527	1,946,527
T. Rowe Price Government Reserve Fund, 5.0876% (C)	48,668,305	48,668,305
TOTAL SHORT-TERM INVESTMENTS (Cost $76,308,276)		$76,314,087
Total Investments (Mid Value Fund) (Cost $1,241,000,616) – 102.0%		$1,397,084,150
Other assets and liabilities, net – (2.0%)		(27,230,919)
TOTAL NET ASSETS – 100.0%		$1,369,853,231
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $25,169,179.
(C)	The rate shown is the annualized seven-day yield as of 5-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Communication services – 12.2%
Interactive media and services – 12.2%
Alphabet, Inc., Class A (A)	64,477	$7,922,289
Baidu, Inc., ADR (A)	21,265	2,612,405
Kanzhun, Ltd., ADR (A)	38,100	528,447
Match Group, Inc. (A)	15,630	539,235
Meta Platforms, Inc., Class A (A)	10,467	2,770,824
Pinterest, Inc., Class A (A)	72,658	1,739,433
		16,112,633
Consumer discretionary – 21.1%
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)	7,800	114,894
Broadline retail – 12.3%
Alibaba Group Holding, Ltd., ADR (A)	45,694	3,634,958
Amazon.com, Inc. (A)	61,882	7,461,732
Coupang, Inc. (A)	31,027	484,021
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)	56,458	59,281
Etsy, Inc. (A)	27,908	2,261,943
JD.com, Inc., ADR	24,697	805,122
MercadoLibre, Inc. (A)	595	737,205
PDD Holdings, Inc., ADR (A)	7,100	463,772
Prosus NV (A)	5,056	333,214
		16,241,248
Hotels, restaurants and leisure – 4.7%
Booking Holdings, Inc. (A)	1,000	2,508,770
Deliveroo PLC (A)(B)	477,325	623,981
Delivery Hero SE (A)(B)	44,189	1,659,529
DoorDash, Inc., Class A (A)	14,794	965,900
Tongcheng Travel Holdings, Ltd. (A)	250,000	499,045
		6,257,225
Specialty retail – 4.0%
Auto1 Group SE (A)(B)(C)	79,584	685,589
Warby Parker, Inc., Class A (A)	28,915	318,354
Wayfair, Inc., Class A (A)	3,754	151,361
Zalando SE (A)(B)	141,902	4,126,482
		5,281,786
		27,895,153
Financials – 4.6%
Financial services – 4.6%
Mastercard, Inc., Class A	16,731	6,107,150
Health care – 0.2%
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	2,008	332,726
Industrials – 0.7%
Ground transportation – 0.7%
Uber Technologies, Inc. (A)	26,094	989,745
Information technology – 55.0%
Communications equipment – 0.6%
Arista Networks, Inc. (A)	4,705	782,630
IT services – 3.9%
Accenture PLC, Class A	16,112	4,928,983
MongoDB, Inc. (A)	770	226,218
		5,155,201
Semiconductors and semiconductor equipment – 18.4%
Advanced Micro Devices, Inc. (A)	27,623	3,265,315
ASML Holding NV, NYRS	488	352,790
KLA Corp.	4,710	2,086,483
Lam Research Corp.	3,526	2,174,484
Marvell Technology, Inc.	11,964	699,774
Micron Technology, Inc.	11,386	776,525

59

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	11,992	$4,537,053
Qualcomm, Inc.	41,935	4,755,848
Silergy Corp.	34,000	439,600
Taiwan Semiconductor Manufacturing Company, Ltd.	60,000	1,085,870
Texas Instruments, Inc.	24,435	4,248,758
		24,422,500
Software – 25.5%
Adobe, Inc. (A)	2,307	963,842
DocuSign, Inc. (A)	32,838	1,852,063
Fortinet, Inc. (A)	39,481	2,697,737
Gen Digital, Inc.	64,162	1,125,401
HubSpot, Inc. (A)	516	267,283
Intuit, Inc.	5,684	2,382,278
Microsoft Corp.	45,693	15,005,120
Qualtrics International, Inc., Class A (A)	27,295	493,494
Salesforce, Inc. (A)	25,899	5,785,319
TeamViewer SE (A)(B)	35,834	562,384
Workday, Inc., Class A (A)	5,854	1,240,989
Zoom Video Communications, Inc., Class A (A)	14,583	978,957
Zscaler, Inc. (A)	2,824	382,596
		33,737,463
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	10,894	1,930,962
Pure Storage, Inc., Class A (A)	96,273	2,771,700
Samsung Electronics Company, Ltd.	55,835	2,995,574
Western Digital Corp. (A)	28,524	1,104,735
		8,802,971
		72,900,765
Real estate – 0.6%
Real estate management and development – 0.6%
KE Holdings, Inc., ADR (A)	46,469	661,719
Opendoor Technologies, Inc. (A)	34,006	89,776
		751,495
TOTAL COMMON STOCKS (Cost $105,040,735)		$125,089,667
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0038% (D)	2,904,319	2,904,319
T. Rowe Price Government Reserve Fund, 5.0876% (D)	4,508,143	4,508,143
TOTAL SHORT-TERM INVESTMENTS (Cost $7,412,462)		$7,412,462
Total Investments (Science & Technology Fund) (Cost $112,453,197) – 100.0%		$132,502,129
Other assets and liabilities, net – (0.0%)		(17,803)
TOTAL NET ASSETS – 100.0%		$132,484,326
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Science & Technology Fund (continued)
(C)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $651,179. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $699,063 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 8.9%
Diversified telecommunication services – 0.8%
AT&T, Inc.	901,655	$14,183,033
Verizon Communications, Inc.	529,511	18,866,477
		33,049,510
Entertainment – 1.4%
Activision Blizzard, Inc. (A)	88,890	7,128,978
Electronic Arts, Inc.	32,391	4,146,048
Live Nation Entertainment, Inc. (A)	17,179	1,373,289
Netflix, Inc. (A)	50,494	19,956,744
Take-Two Interactive Software, Inc. (A)	17,627	2,427,767
The Walt Disney Company (A)	226,659	19,936,926
Warner Brothers Discovery, Inc. (A)	279,274	3,150,211
		58,119,963
Interactive media and services – 5.7%
Alphabet, Inc., Class A (A)	730,624	89,771,771
Alphabet, Inc., Class C (A)	636,876	78,571,392
Match Group, Inc. (A)	34,803	1,200,704
Meta Platforms, Inc., Class A (A)	274,976	72,791,647
		242,335,514
Media – 0.8%
Charter Communications, Inc., Class A (A)	13,129	4,282,023
Comcast Corp., Class A	516,100	20,308,535
DISH Network Corp., Class A (A)	31,562	202,944
Fox Corp., Class A	37,606	1,173,307
Fox Corp., Class B	17,490	510,883
News Corp., Class A	47,952	878,001
News Corp., Class B	14,822	273,911
Omnicom Group, Inc.	25,209	2,223,182
Paramount Global, Class B (B)	62,645	952,830
The Interpublic Group of Companies, Inc.	47,542	1,768,087
		32,573,703
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	76,239	10,463,803
		376,542,493
Consumer discretionary – 12.0%
Automobile components – 0.1%
Aptiv PLC (A)	38,883	3,424,815
BorgWarner, Inc.	33,657	1,492,015
		4,916,830
Automobiles – 2.2%
Ford Motor Company	564,200	6,770,400
General Motors Company	199,965	6,480,866
Tesla, Inc. (A)	384,860	78,484,500
		91,735,766
Broadline retail – 3.7%
Amazon.com, Inc. (A)	1,266,665	152,734,466
eBay, Inc.	78,396	3,334,966
Etsy, Inc. (A)	18,734	1,518,391
		157,587,823
Distributors – 0.2%
Genuine Parts Company	20,695	3,082,106
LKQ Corp.	36,612	1,931,283

60

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Pool Corp.	5,562	$1,758,871
		6,772,260
Hotels, restaurants and leisure – 2.4%
Booking Holdings, Inc. (A)	5,480	13,748,060
Caesars Entertainment, Inc. (A)	30,564	1,253,430
Carnival Corp. (A)(B)	143,274	1,608,967
Chipotle Mexican Grill, Inc. (A)	3,950	8,202,136
Darden Restaurants, Inc.	17,343	2,749,212
Domino's Pizza, Inc.	5,072	1,470,119
Expedia Group, Inc. (A)	20,936	2,003,785
Hilton Worldwide Holdings, Inc.	38,128	5,189,983
Las Vegas Sands Corp. (A)	47,072	2,595,079
Marriott International, Inc., Class A	38,237	6,415,786
McDonald's Corp.	106,403	30,336,559
MGM Resorts International	45,140	1,773,551
Norwegian Cruise Line Holdings, Ltd. (A)(B)	60,852	903,652
Royal Caribbean Cruises, Ltd. (A)	31,710	2,567,559
Starbucks Corp.	165,677	16,176,702
Wynn Resorts, Ltd.	14,876	1,468,261
Yum! Brands, Inc.	40,296	5,185,692
		103,648,533
Household durables – 0.4%
D.R. Horton, Inc.	45,190	4,828,100
Garmin, Ltd.	21,953	2,264,452
Hamilton Beach Brands Holding Company, Class B	294	2,737
Lennar Corp., A Shares	36,515	3,911,487
Mohawk Industries, Inc. (A)	7,554	695,270
Newell Brands, Inc.	55,179	458,537
NVR, Inc. (A)	435	2,416,086
PulteGroup, Inc.	32,212	2,128,569
Whirlpool Corp.	7,805	1,009,108
		17,714,346
Leisure products – 0.0%
Hasbro, Inc.	18,859	1,119,282
Specialty retail – 2.5%
Advance Auto Parts, Inc.	8,714	635,163
AutoZone, Inc. (A)	2,743	6,547,102
Bath & Body Works, Inc.	30,196	1,064,107
Best Buy Company, Inc.	29,126	2,116,586
CarMax, Inc. (A)	22,725	1,640,972
Lowe's Companies, Inc.	87,419	17,582,583
O'Reilly Automotive, Inc. (A)	9,059	8,183,085
Ross Stores, Inc.	49,705	5,150,432
The Home Depot, Inc.	147,068	41,686,425
The TJX Companies, Inc.	167,503	12,862,555
Tractor Supply Company	15,845	3,320,954
Ulta Beauty, Inc. (A)	7,298	2,990,939
		103,780,903
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	178,955	18,836,803
Ralph Lauren Corp.	5,913	628,611
Tapestry, Inc.	33,843	1,354,397
VF Corp.	48,048	827,387
		21,647,198
		508,922,941
Consumer staples – 6.6%
Beverages – 1.7%
Brown-Forman Corp., Class B	21,240	1,311,995
Constellation Brands, Inc., Class A	18,794	4,566,378
Keurig Dr. Pepper, Inc.	99,391	3,093,048
Molson Coors Beverage Company, Class B	21,970	1,358,845
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	88,124	$5,165,829
PepsiCo, Inc.	160,406	29,250,034
The Coca-Cola Company	453,076	27,030,514
		71,776,643
Consumer staples distribution and retail – 1.8%
Costco Wholesale Corp.	51,204	26,193,918
Dollar General Corp.	25,934	5,215,068
Dollar Tree, Inc. (A)	23,819	3,212,707
Sysco Corp.	59,282	4,146,776
Target Corp.	55,655	7,286,909
The Kroger Company	75,785	3,435,334
Walgreens Boots Alliance, Inc.	85,091	2,584,214
Walmart, Inc.	160,280	23,540,324
		75,615,250
Food products – 1.1%
Archer-Daniels-Midland Company	64,119	4,530,007
Bunge, Ltd.	17,623	1,632,595
Campbell Soup Company	23,587	1,192,323
Conagra Brands, Inc.	56,610	1,973,991
General Mills, Inc.	69,286	5,831,110
Hormel Foods Corp.	33,724	1,289,943
Kellogg Company	29,802	1,989,880
Lamb Weston Holdings, Inc.	16,737	1,861,154
McCormick & Company, Inc.	29,087	2,493,629
Mondelez International, Inc., Class A	158,426	11,630,053
The Hershey Company	17,174	4,460,088
The J.M. Smucker Company	12,582	1,844,395
The Kraft Heinz Company	92,546	3,537,108
Tyson Foods, Inc., Class A	33,249	1,683,729
		45,950,005
Household products – 1.3%
Church & Dwight Company, Inc.	28,376	2,623,361
Colgate-Palmolive Company	98,108	7,297,273
Kimberly-Clark Corp.	39,568	5,313,191
The Clorox Company	14,356	2,270,832
The Procter & Gamble Company	278,280	39,654,900
		57,159,557
Personal care products – 0.1%
The Estee Lauder Companies, Inc., Class A	26,631	4,900,903
Tobacco – 0.6%
Altria Group, Inc.	209,779	9,318,383
Philip Morris International, Inc.	182,238	16,403,242
		25,721,625
		281,123,983
Energy – 4.0%
Energy equipment and services – 0.3%
Baker Hughes Company	115,727	3,153,561
Halliburton Company	103,782	2,973,354
Schlumberger, Ltd.	165,552	7,090,592
		13,217,507
Oil, gas and consumable fuels – 3.7%
APA Corp.	37,683	1,197,566
Chevron Corp.	210,344	31,682,013
ConocoPhillips	143,100	14,209,830
Coterra Energy, Inc.	89,658	2,084,549
Devon Energy Corp.	75,817	3,495,164
Diamondback Energy, Inc.	21,342	2,713,635
EOG Resources, Inc.	68,318	7,329,838
EQT Corp.	40,665	1,413,922
Exxon Mobil Corp.	475,323	48,568,504
Hess Corp.	32,346	4,097,268

61

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	229,648	$3,699,629
Marathon Oil Corp.	73,617	1,631,353
Marathon Petroleum Corp.	52,637	5,522,148
Occidental Petroleum Corp.	85,144	4,909,403
ONEOK, Inc.	51,200	2,900,992
Phillips 66	53,740	4,923,121
Pioneer Natural Resources Company	27,769	5,538,249
Targa Resources Corp.	26,397	1,796,316
The Williams Companies, Inc.	140,784	4,034,869
Valero Energy Corp.	45,150	4,832,856
		156,581,225
		169,798,732
Financials – 11.5%
Banks – 2.8%
Bank of America Corp.	789,463	21,939,177
Citigroup, Inc.	220,210	9,759,707
Citizens Financial Group, Inc.	55,274	1,424,964
Comerica, Inc. (B)	14,191	512,295
Fifth Third Bancorp	77,230	1,874,372
Huntington Bancshares, Inc.	160,402	1,653,745
JPMorgan Chase & Co.	326,977	44,374,049
KeyCorp	106,494	994,654
M&T Bank Corp.	18,681	2,226,028
Regions Financial Corp.	104,291	1,801,106
The PNC Financial Services Group, Inc.	44,979	5,209,918
Truist Financial Corp.	146,057	4,450,357
U.S. Bancorp	156,169	4,669,453
Wells Fargo & Company	431,764	17,188,525
Zions Bancorp NA	16,391	447,310
		118,525,660
Capital markets – 2.5%
Ameriprise Financial, Inc.	11,719	3,497,770
BlackRock, Inc.	16,391	10,777,902
Cboe Global Markets, Inc.	11,818	1,564,940
CME Group, Inc.	40,333	7,209,524
FactSet Research Systems, Inc.	4,281	1,647,714
Franklin Resources, Inc.	31,660	760,157
Intercontinental Exchange, Inc.	62,478	6,619,544
Invesco, Ltd.	50,787	730,317
MarketAxess Holdings, Inc.	4,203	1,144,939
Moody's Corp.	17,455	5,531,140
Morgan Stanley	145,995	11,936,551
MSCI, Inc.	8,797	4,139,252
Nasdaq, Inc.	37,765	2,090,293
Northern Trust Corp.	23,229	1,670,630
Raymond James Financial, Inc.	21,402	1,933,671
S&P Global, Inc.	36,672	13,474,393
State Street Corp.	39,035	2,655,161
T. Rowe Price Group, Inc.	24,742	2,651,353
The Bank of New York Mellon Corp.	81,887	3,291,857
The Charles Schwab Corp.	171,773	9,050,719
The Goldman Sachs Group, Inc.	38,095	12,338,971
		104,716,798
Consumer finance – 0.4%
American Express Company	66,376	10,524,579
Capital One Financial Corp.	41,577	4,332,739
Discover Financial Services	29,500	3,030,830
Synchrony Financial	47,123	1,458,928
		19,347,076
Financial services – 3.9%
Berkshire Hathaway, Inc., Class B (A)	200,373	64,335,763
Fidelity National Information Services, Inc.	64,836	3,538,101
Fiserv, Inc. (A)	70,880	7,952,027
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
FleetCor Technologies, Inc. (A)	8,217	$1,861,561
Global Payments, Inc.	29,427	2,874,724
Jack Henry & Associates, Inc.	8,174	1,249,723
Mastercard, Inc., Class A	93,836	34,252,017
PayPal Holdings, Inc. (A)	127,144	7,881,657
Visa, Inc., Class A	181,384	40,091,306
		164,036,879
Insurance – 1.9%
Aflac, Inc.	62,140	3,990,009
American International Group, Inc.	82,605	4,364,022
Aon PLC, Class A	22,914	7,064,157
Arch Capital Group, Ltd. (A)	40,279	2,807,446
Arthur J. Gallagher & Company	23,809	4,769,657
Assurant, Inc.	5,871	704,461
Brown & Brown, Inc.	26,090	1,626,190
Chubb, Ltd.	46,076	8,560,921
Cincinnati Financial Corp.	17,092	1,649,378
Everest Re Group, Ltd.	4,312	1,466,166
Globe Life, Inc.	10,079	1,039,951
Lincoln National Corp.	17,145	358,673
Loews Corp.	21,720	1,216,320
Marsh & McLennan Companies, Inc.	55,188	9,557,458
MetLife, Inc.	73,807	3,657,137
Principal Financial Group, Inc.	25,454	1,666,219
Prudential Financial, Inc.	40,808	3,211,182
The Allstate Corp.	29,550	3,204,698
The Hartford Financial Services Group, Inc.	34,769	2,382,372
The Progressive Corp.	65,960	8,436,944
The Travelers Companies, Inc.	25,618	4,335,590
W.R. Berkley Corp.	22,747	1,266,553
Willis Towers Watson PLC	12,007	2,627,732
		79,963,236
		486,589,649
Health care – 13.7%
Biotechnology – 2.1%
AbbVie, Inc.	213,025	29,388,929
Amgen, Inc.	64,645	14,263,919
Biogen, Inc. (A)	17,440	5,169,390
Gilead Sciences, Inc.	151,582	11,662,719
Incyte Corp. (A)	22,545	1,387,645
Moderna, Inc. (A)	40,199	5,133,814
Regeneron Pharmaceuticals, Inc. (A)	12,983	9,549,775
Vertex Pharmaceuticals, Inc. (A)	30,992	10,028,081
		86,584,272
Health care equipment and supplies – 2.8%
Abbott Laboratories	210,245	21,444,990
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	8,691	2,456,598
Baxter International, Inc.	60,647	2,469,546
Becton, Dickinson and Company	34,172	8,261,423
Boston Scientific Corp. (A)	171,934	8,851,162
Dentsply Sirona, Inc.	25,657	926,731
DexCom, Inc. (A)	46,443	5,445,906
Edwards Lifesciences Corp. (A)	74,811	6,301,331
GE HealthCare Technologies, Inc.	43,634	3,469,339
Hologic, Inc. (A)	29,658	2,339,720
IDEXX Laboratories, Inc. (A)	9,886	4,594,716
Insulet Corp. (A)	8,636	2,368,423
Intuitive Surgical, Inc. (A)	41,808	12,870,175
Medtronic PLC	159,450	13,196,082
ResMed, Inc.	17,662	3,722,973
STERIS PLC	11,918	2,383,242
Stryker Corp.	40,485	11,156,856

62

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	5,648	$1,325,868
The Cooper Companies, Inc.	5,880	2,184,596
Zimmer Biomet Holdings, Inc.	25,020	3,186,047
		119,057,333
Health care providers and services – 3.0%
AmerisourceBergen Corp.	19,485	3,315,373
Cardinal Health, Inc.	31,431	2,586,771
Centene Corp. (A)	67,749	4,228,215
CVS Health Corp.	156,002	10,612,816
DaVita, Inc. (A)	6,554	613,913
Elevance Health, Inc.	29,212	13,081,718
HCA Healthcare, Inc.	25,162	6,647,549
Henry Schein, Inc. (A)	16,321	1,206,122
Humana, Inc.	15,252	7,654,521
Laboratory Corp. of America Holdings	10,764	2,287,673
McKesson Corp.	16,644	6,505,141
Molina Healthcare, Inc. (A)	7,277	1,993,170
Quest Diagnostics, Inc.	13,432	1,781,755
The Cigna Group	36,991	9,151,943
UnitedHealth Group, Inc.	114,252	55,668,144
Universal Health Services, Inc., Class B	7,652	1,011,059
		128,345,883
Life sciences tools and services – 1.6%
Agilent Technologies, Inc.	35,399	4,094,602
Bio-Rad Laboratories, Inc., Class A (A)	2,578	962,496
Bio-Techne Corp.	18,726	1,531,600
Charles River Laboratories International, Inc. (A)	6,057	1,171,303
Danaher Corp.	78,237	17,964,780
Illumina, Inc. (A)	18,605	3,658,673
IQVIA Holdings, Inc. (A)	22,254	4,382,035
Mettler-Toledo International, Inc. (A)	2,643	3,493,702
Revvity, Inc.	15,048	1,735,335
Thermo Fisher Scientific, Inc.	47,043	23,919,484
Waters Corp. (A)	7,066	1,775,121
West Pharmaceutical Services, Inc.	8,810	2,948,090
		67,637,221
Pharmaceuticals – 4.2%
Bristol-Myers Squibb Company	259,522	16,723,598
Catalent, Inc. (A)	21,543	802,046
Eli Lilly & Company	94,921	40,764,773
Johnson & Johnson	314,907	48,829,479
Merck & Company, Inc.	306,731	33,866,170
Organon & Company	31,058	602,215
Pfizer, Inc.	681,200	25,899,224
Viatris, Inc.	145,884	1,334,839
Zoetis, Inc.	56,086	9,142,579
		177,964,923
		579,589,632
Industrials – 6.0%
Aerospace and defense – 1.2%
Axon Enterprise, Inc. (A)	5,837	1,126,016
General Dynamics Corp.	19,923	4,067,878
Howmet Aerospace, Inc.	32,482	1,388,606
Huntington Ingalls Industries, Inc.	3,539	712,684
L3Harris Technologies, Inc.	16,880	2,969,530
Lockheed Martin Corp.	20,230	8,982,322
Northrop Grumman Corp.	12,849	5,595,611
Raytheon Technologies Corp.	130,050	11,982,807
Textron, Inc.	18,289	1,131,540
The Boeing Company (A)	49,916	10,267,721
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
TransDigm Group, Inc.	4,565	$3,531,712
		51,756,427
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	10,379	981,231
Expeditors International of Washington, Inc.	13,926	1,536,177
FedEx Corp.	20,019	4,363,742
United Parcel Service, Inc., Class B	64,311	10,739,937
		17,621,087
Building products – 0.3%
A.O. Smith Corp.	11,092	709,222
Allegion PLC	7,700	806,498
Carrier Global Corp.	73,170	2,992,653
Johnson Controls International PLC	59,762	3,567,791
Masco Corp.	19,672	950,551
Trane Technologies PLC	20,253	3,305,897
		12,332,612
Commercial services and supplies – 0.4%
Cintas Corp.	7,541	3,560,408
Copart, Inc. (A)	35,331	3,094,642
Republic Services, Inc.	18,229	2,581,773
Rollins, Inc.	20,633	811,290
Waste Management, Inc.	33,080	5,356,314
		15,404,427
Construction and engineering – 0.0%
Quanta Services, Inc.	12,568	2,231,825
Electrical equipment – 0.4%
AMETEK, Inc.	20,000	2,901,400
Eaton Corp. PLC	34,377	6,046,914
Emerson Electric Company	50,476	3,920,976
Generac Holdings, Inc. (A)	5,540	603,417
Rockwell Automation, Inc.	9,965	2,776,249
		16,248,956
Ground transportation – 0.6%
CSX Corp.	184,521	5,659,259
JB Hunt Transport Services, Inc.	7,392	1,234,242
Norfolk Southern Corp.	20,035	4,170,886
Old Dominion Freight Line, Inc.	7,954	2,469,240
Union Pacific Corp.	54,275	10,449,023
		23,982,650
Industrial conglomerates – 0.6%
3M Company	49,120	4,583,387
General Electric Company	95,817	9,728,300
Honeywell International, Inc.	58,660	11,239,256
		25,550,943
Machinery – 1.2%
Caterpillar, Inc.	45,476	9,356,687
Cummins, Inc.	12,600	2,575,566
Deere & Company	23,799	8,233,978
Dover Corp.	12,211	1,628,093
Fortive Corp.	30,723	2,000,375
IDEX Corp.	6,620	1,318,439
Illinois Tool Works, Inc.	24,721	5,407,224
Ingersoll Rand, Inc.	35,211	1,995,055
Nordson Corp.	4,723	1,029,283
Otis Worldwide Corp.	36,567	2,907,442
PACCAR, Inc.	46,214	3,178,599
Parker-Hannifin Corp.	11,216	3,594,055
Pentair PLC	14,411	799,378
Snap-on, Inc.	4,605	1,146,000
Stanley Black & Decker, Inc.	12,818	960,965
Wabtec Corp.	16,025	1,484,396

63

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	15,864	$1,589,573
		49,205,108
Passenger airlines – 0.1%
Alaska Air Group, Inc. (A)	11,275	506,586
American Airlines Group, Inc. (A)	57,132	844,411
Delta Air Lines, Inc. (A)	56,610	2,056,641
Southwest Airlines Company	52,602	1,571,222
United Airlines Holdings, Inc. (A)	28,617	1,358,306
		6,337,166
Professional services – 0.6%
Automatic Data Processing, Inc.	36,390	7,605,146
Broadridge Financial Solutions, Inc.	10,336	1,516,498
Ceridian HCM Holding, Inc. (A)	13,506	835,346
CoStar Group, Inc. (A)	35,157	2,791,466
Equifax, Inc.	10,573	2,205,739
Jacobs Solutions, Inc.	11,202	1,227,739
Leidos Holdings, Inc.	12,107	945,072
Paychex, Inc.	28,043	2,942,552
Paycom Software, Inc.	4,170	1,168,142
Robert Half International, Inc.	9,388	610,408
Verisk Analytics, Inc.	13,690	2,999,616
		24,847,724
Trading companies and distributors – 0.2%
Fastenal Company	49,362	2,658,144
United Rentals, Inc.	6,091	2,033,115
W.W. Grainger, Inc.	3,939	2,556,490
		7,247,749
		252,766,674
Information technology – 27.7%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	29,422	4,894,055
Cisco Systems, Inc.	500,451	24,857,401
F5, Inc. (A)	7,229	1,066,856
Juniper Networks, Inc.	38,820	1,178,963
Motorola Solutions, Inc.	20,173	5,687,172
		37,684,447
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	72,021	5,433,984
CDW Corp.	16,425	2,820,008
Corning, Inc.	91,908	2,831,685
Keysight Technologies, Inc. (A)	21,828	3,531,770
TE Connectivity, Ltd.	38,484	4,713,520
Teledyne Technologies, Inc. (A)	5,692	2,212,196
Trimble, Inc. (A)	29,749	1,388,386
Zebra Technologies Corp., Class A (A)	6,187	1,624,521
		24,556,070
IT services – 1.2%
Accenture PLC, Class A	76,396	23,371,064
Akamai Technologies, Inc. (A)	19,063	1,756,084
Cognizant Technology Solutions Corp., Class A	61,761	3,859,445
DXC Technology Company (A)	27,925	698,963
EPAM Systems, Inc. (A)	6,943	1,781,713
Gartner, Inc. (A)	9,482	3,250,999
IBM Corp.	110,070	14,153,901
VeriSign, Inc. (A)	11,146	2,489,125
		51,361,294
Semiconductors and semiconductor equipment – 7.1%
Advanced Micro Devices, Inc. (A)	190,466	22,514,986
Analog Devices, Inc.	60,674	10,781,163
Applied Materials, Inc.	99,062	13,204,965
Broadcom, Inc.	49,891	40,309,932
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Enphase Energy, Inc. (A)	16,658	$2,896,493
First Solar, Inc. (A)	12,321	2,500,670
Intel Corp.	491,340	15,447,730
KLA Corp.	16,521	7,318,638
Lam Research Corp.	15,863	9,782,712
Microchip Technology, Inc.	65,914	4,960,688
Micron Technology, Inc.	127,210	8,675,722
Monolithic Power Systems, Inc.	5,305	2,598,973
NVIDIA Corp.	285,634	108,066,768
NXP Semiconductors NV	31,069	5,564,458
ON Semiconductor Corp. (A)	52,478	4,387,161
Qorvo, Inc. (A)	11,930	1,160,312
Qualcomm, Inc.	134,026	15,199,889
Skyworks Solutions, Inc.	18,991	1,965,758
SolarEdge Technologies, Inc. (A)	6,856	1,952,794
Teradyne, Inc.	18,210	1,824,460
Texas Instruments, Inc.	108,276	18,827,031
		299,941,303
Software – 10.2%
Adobe, Inc. (A)	55,383	23,138,464
ANSYS, Inc. (A)	10,493	3,395,430
Autodesk, Inc. (A)	25,807	5,145,658
Cadence Design Systems, Inc. (A)	31,539	7,282,670
Fair Isaac Corp. (A)	3,055	2,406,332
Fortinet, Inc. (A)	79,108	5,405,450
Gen Digital, Inc.	69,503	1,219,083
Intuit, Inc.	33,204	13,916,460
Microsoft Corp.	898,190	294,956,614
Oracle Corp.	184,241	19,518,492
PTC, Inc. (A)	12,798	1,720,051
Roper Technologies, Inc.	12,877	5,848,991
Salesforce, Inc. (A)	120,222	26,855,190
ServiceNow, Inc. (A)	24,162	13,162,974
Synopsys, Inc. (A)	17,116	7,787,095
Tyler Technologies, Inc. (A)	5,036	1,999,091
		433,758,045
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	1,793,073	317,822,186
Hewlett Packard Enterprise Company	156,169	2,251,957
HP, Inc.	104,220	3,028,633
NetApp, Inc.	26,008	1,725,631
Seagate Technology Holdings PLC	22,877	1,374,908
Western Digital Corp. (A)	37,166	1,439,439
		327,642,754
		1,174,943,913
Materials – 2.4%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	27,171	7,312,803
Albemarle Corp.	14,026	2,714,452
Celanese Corp.	11,989	1,247,096
CF Industries Holdings, Inc.	23,302	1,433,306
Corteva, Inc.	86,199	4,610,785
Dow, Inc.	84,839	4,138,446
DuPont de Nemours, Inc.	54,476	3,660,242
Eastman Chemical Company	14,155	1,091,209
Ecolab, Inc.	30,121	4,971,471
FMC Corp.	15,214	1,583,473
International Flavors & Fragrances, Inc.	29,965	2,315,995
Linde PLC	59,221	20,944,099
LyondellBasell Industries NV, Class A	30,501	2,609,056
PPG Industries, Inc.	28,235	3,706,973
The Mosaic Company	41,014	1,310,807

64

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	28,170	$6,416,563
		70,066,776
Construction materials – 0.1%
Martin Marietta Materials, Inc.	7,529	2,996,843
Vulcan Materials Company	16,095	3,146,573
		6,143,416
Containers and packaging – 0.2%
Amcor PLC	180,594	1,740,926
Avery Dennison Corp.	9,801	1,579,235
Ball Corp.	38,531	1,971,246
International Paper Company	43,413	1,278,079
Packaging Corp. of America	11,215	1,390,996
Sealed Air Corp.	17,628	667,220
Westrock Company	30,883	865,033
		9,492,735
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	174,315	5,985,977
Newmont Corp.	99,495	4,034,522
Nucor Corp.	30,587	4,039,319
Steel Dynamics, Inc.	20,039	1,841,584
		15,901,402
		101,604,329
Real estate – 2.0%
Health care REITs – 0.1%
Healthpeak Properties, Inc.	55,676	1,111,293
Ventas, Inc.	40,817	1,760,845
Welltower, Inc.	47,980	3,579,788
		6,451,926
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	71,326	1,184,012
Industrial REITs – 0.3%
Prologis, Inc.	93,520	11,647,916
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	16,178	1,835,556
Boston Properties, Inc.	14,618	711,458
		2,547,014
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	31,752	2,378,860
Residential REITs – 0.3%
AvalonBay Communities, Inc.	14,253	2,479,737
Camden Property Trust	11,170	1,166,930
Equity Residential	34,626	2,105,261
Essex Property Trust, Inc.	6,581	1,421,891
Invitation Homes, Inc.	59,220	2,006,374
Mid-America Apartment Communities, Inc.	11,694	1,719,720
UDR, Inc.	31,533	1,250,914
		12,150,827
Retail REITs – 0.2%
Federal Realty Investment Trust	7,451	657,178
Kimco Realty Corp.	63,020	1,158,308
Realty Income Corp.	63,705	3,786,625
Regency Centers Corp.	15,663	881,357
Simon Property Group, Inc.	33,220	3,493,083
		9,976,551
Specialized REITs – 0.9%
American Tower Corp.	48,463	8,938,516
Crown Castle, Inc.	44,161	4,999,467
Digital Realty Trust, Inc.	29,536	3,026,259
Equinix, Inc.	9,458	7,051,412
Extra Space Storage, Inc.	13,522	1,950,819
Iron Mountain, Inc.	29,717	1,587,482
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Public Storage	16,035	$4,542,716
SBA Communications Corp.	11,020	2,444,016
VICI Properties, Inc.	102,109	3,158,231
Weyerhaeuser Company	73,808	2,115,337
		39,814,255
		86,151,361
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	26,840	1,381,186
American Electric Power Company, Inc.	54,987	4,570,519
Constellation Energy Corp.	34,759	2,920,451
Duke Energy Corp.	81,946	7,316,958
Edison International	41,245	2,784,862
Entergy Corp.	21,761	2,136,930
Evergy, Inc.	24,838	1,436,878
Eversource Energy	37,343	2,585,256
Exelon Corp.	105,656	4,189,260
FirstEnergy Corp.	58,691	2,194,456
NextEra Energy, Inc.	212,007	15,574,034
NRG Energy, Inc.	24,648	832,856
PG&E Corp. (A)	173,096	2,932,246
Pinnacle West Capital Corp.	12,078	933,388
PPL Corp.	79,269	2,076,848
The Southern Company	115,675	8,068,331
Xcel Energy, Inc.	58,528	3,821,293
		65,755,752
Gas utilities – 0.0%
Atmos Energy Corp.	15,398	1,775,081
Independent power and renewable electricity producers – 0.0%
The AES Corp.	72,236	1,425,939
Multi-utilities – 0.7%
Ameren Corp.	27,600	2,237,532
CenterPoint Energy, Inc.	68,018	1,918,788
CMS Energy Corp.	30,991	1,796,858
Consolidated Edison, Inc.	37,906	3,536,630
Dominion Energy, Inc.	89,776	4,513,937
DTE Energy Company	20,728	2,230,333
NiSource, Inc.	43,440	1,168,102
Public Service Enterprise Group, Inc.	53,335	3,186,766
Sempra Energy	33,323	4,782,850
WEC Energy Group, Inc.	33,441	2,921,071
		28,292,867
Water utilities – 0.1%
American Water Works Company, Inc.	20,791	3,003,260
		100,252,899
TOTAL COMMON STOCKS (Cost $3,922,225,575)		$4,118,286,606
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.5317% (D)(E)	11,486,562	114,812,782
TOTAL SHORT-TERM INVESTMENTS (Cost $114,815,495)		$114,812,782
Total Investments (U.S. Sector Rotation Fund) (Cost $4,037,041,070) – 99.9%		$4,233,099,388
Other assets and liabilities, net – 0.1%		5,823,647
TOTAL NET ASSETS – 100.0%		$4,238,923,035
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $1,961,316.

65

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
U.S. Sector Rotation Fund (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,006,444.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	599	Long	Jun 2023	$122,225,259	$125,505,475	$3,280,216
						$3,280,216

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
66

John Hancock Funds II
Portfolio of Investments — May 31, 2023 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-23:
Capital Appreciation Fund
United States	86.3%
France	3.6%
Netherlands	2.8%
Denmark	2.1%
Uruguay	1.6%
Canada	1.4%
United Kingdom	1.1%
Other countries	1.1%
TOTAL	100.0%
Health Sciences Fund
United States	87.3%
United Kingdom	4.1%
Netherlands	1.9%
Denmark	1.7%
Switzerland	1.4%
Japan	1.1%
Other countries	2.5%
TOTAL	100.0%
High Yield Fund
United States	75.4%
Cayman Islands	8.4%
Canada	5.8%
United Kingdom	1.6%
Luxembourg	1.2%
Netherlands	1.1%
Other countries	6.5%
TOTAL	100.0%
Mid Value Fund
United States	88.3%
United Kingdom	4.0%
Canada	3.1%
Puerto Rico	1.2%
Bermuda	1.1%
Netherlands	1.0%
Other countries	1.3%
TOTAL	100.0%
Science & Technology Fund
United States	79.0%
China	6.9%
Germany	5.3%
Ireland	4.1%
South Korea	2.3%
Other countries	2.4%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-23:
International Strategic Equity Allocation Fund
Financials	19.0%
Industrials	12.5%
Consumer discretionary	11.3%
Information technology	10.8%
Health care	9.9%
Consumer staples	8.9%
Materials	7.6%
Communication services	5.4%
Energy	5.3%
Utilities	3.2%
Real estate	1.9%
Short-term investments and other	4.2%
TOTAL	100.0%
67

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$140,175,263	$140,175,263	—	—
Consumer discretionary	323,286,441	288,280,105	$35,006,336	—
Consumer staples	43,649,043	27,924,526	15,724,517	—
Energy	9,503,163	9,503,163	—	—
Financials	133,994,756	118,050,373	15,944,383	—
Health care	163,762,915	163,762,915	—	—
Industrials	26,813,855	26,813,855	—	—
Information technology	548,257,469	548,257,469	—	—
Real estate	14,197,269	14,197,269	—	—
Preferred securities	8,876,876	—	8,876,876	—

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund (continued)
Short-term investments	$1,906,774	$1,906,774	—	—
Total investments in securities	$1,414,423,824	$1,338,871,712	$75,552,112	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$787,172,839	$782,217,851	$4,954,988	—
Preferred securities	5,045,945	5,045,945	—	—
U.S. Government and Agency obligations	102,471,043	—	102,471,043	—
Corporate bonds	117,911,931	—	117,911,931	—
Convertible bonds	960,204	—	960,204	—
Term loans	143,168,920	—	143,168,920	—
Short-term investments	55,904,452	55,904,452	—	—
Total investments in securities	$1,212,635,334	$843,168,248	$369,467,086	—
Derivatives:
Liabilities
Written options	$(13,089,159)	—	$(13,089,159)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,043,780,278	—	$1,043,780,278	—
Foreign government obligations	14,242,057	—	14,242,057	—
Corporate bonds	398,168,070	—	398,168,070	—
Municipal bonds	3,778,023	—	3,778,023	—
Collateralized mortgage obligations	157,118,014	—	157,118,014	—
Asset backed securities	180,612,213	—	180,612,213	—
Short-term investments	39,318,689	$39,318,689	—	—
Total investments in securities	$1,837,017,344	$39,318,689	$1,797,698,655	—
Liabilities
Sale commitments outstanding	$(5,504,531)	—	$(5,504,531)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$176,226	$176,226	—	—
Health care	300,163,512	291,472,651	$8,690,861	—
Materials	143,940	143,940	—	—
Preferred securities	1,452,565	—	1,452,565	—
Warrants	1,857	1,857	—	—
Short-term investments	1,763,688	1,763,688	—	—
Total investments in securities	$303,701,788	$293,558,362	$10,143,426	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$620,069	—	$620,069	—
Corporate bonds	151,866,553	—	151,866,553	—
Convertible bonds	1,249,405	—	1,249,405	—
Term loans	12,190,769	—	11,692,450	$498,319
Asset backed securities	13,266,585	—	13,266,585	—
Common stocks	961,200	$932,145	—	29,055
Preferred securities	598,910	—	—	598,910

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Short-term investments	$4,474,607	$4,474,607	—	—
Total investments in securities	$185,228,098	$5,406,752	$178,695,062	$1,126,284
Derivatives:
Assets
Forward foreign currency contracts	$10,906	—	$10,906	—
Swap contracts	71,590	—	71,590	—
Liabilities
Futures	(85,871)	$(85,871)	—	—
Forward foreign currency contracts	(1,149)	—	(1,149)	—
Swap contracts	(234,158)	—	(234,158)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$172,630,236	—	$172,630,236	—
Austria	4,208,406	—	4,208,406	—
Belgium	26,311,944	—	26,311,944	—
Brazil	43,225,986	$43,225,986	—	—
Canada	262,860,319	262,860,319	—	—
Cayman Islands	394,405	—	394,405	—
Chile	3,424,029	2,109,585	1,314,444	—
China	295,621,611	18,926,409	276,694,667	$535
Colombia	604,575	604,575	—	—
Czech Republic	1,892,282	—	1,892,282	—
Denmark	77,002,567	—	77,002,567	—
Finland	26,886,884	—	26,886,884	—
France	367,919,813	—	367,919,813	—
Germany	241,091,800	—	241,091,800	—
Hong Kong	67,277,624	276,450	66,876,659	124,515
Hungary	2,425,840	—	2,425,840	—
India	159,512,948	—	159,512,948	—
Indonesia	21,933,287	—	21,933,287	—
Ireland	35,376,127	7,103,428	28,272,699	—
Israel	15,486,973	4,987,948	10,499,025	—
Italy	49,880,299	—	49,880,299	—
Japan	541,551,018	—	541,551,018	—
Jordan	743,594	—	743,594	—
Luxembourg	6,377,872	—	6,377,872	—
Macau	983,384	—	983,384	—
Malaysia	15,809,761	—	15,809,761	—
Mexico	41,210,197	41,210,197	—	—
Netherlands	106,395,393	—	106,395,393	—
New Zealand	5,975,932	—	5,975,932	—
Norway	14,905,239	—	14,905,239	—
Peru	1,896,030	1,896,030	—	—
Philippines	15,978,263	—	15,978,263	—
Poland	8,460,227	—	8,460,227	—
Portugal	4,199,967	—	4,199,967	—
Qatar	10,126,397	—	10,126,397	—
Saudi Arabia	46,137,286	—	46,137,286	—
Singapore	21,303,683	2,633,145	18,670,538	—
South Africa	44,973,133	—	44,973,133	—
South Korea	122,140,327	—	122,140,327	—
Spain	82,635,958	—	82,635,958	—

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Sweden	$73,557,332	—	$73,557,332	—
Switzerland	308,647,829	—	308,647,829	—
Taiwan	161,671,635	—	161,671,635	—
Thailand	22,927,014	—	22,927,014	—
Turkey	3,288,321	—	3,288,321	—
United Arab Emirates	14,595,547	—	14,595,547	—
United Kingdom	428,762,901	$1,801,698	426,961,203	—
United States	4,180,393	2,348,040	1,832,353	—
Preferred securities
Brazil	15,235,090	15,235,090	—	—
Chile	794,208	794,208	—	—
Colombia	491,204	491,204	—	—
Germany	15,189,460	—	15,189,460	—
South Korea	6,848,174	—	6,848,174	—
Rights	542,439	—	542,439	—
Warrants	94,908	94,908	—	—
Short-term investments	193,360,005	43,930,093	149,429,912	—
Total investments in securities	$4,217,958,076	$450,529,313	$3,767,303,713	$125,050
Derivatives:
Assets
Futures	$602,770	$602,770	—	—
Liabilities
Futures	(393,458)	(393,458)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$59,687,388	$59,687,388	—	—
Consumer discretionary	114,091,762	101,239,310	$12,852,452	—
Consumer staples	98,653,950	98,653,950	—	—
Energy	86,092,242	86,092,242	—	—
Financials	205,270,598	205,270,598	—	—
Health care	145,672,473	132,201,882	13,470,591	—
Industrials	224,386,800	193,442,324	30,944,476	—
Information technology	126,659,790	126,659,790	—	—
Materials	77,696,729	77,696,729	—	—
Real estate	95,122,097	95,122,097	—	—
Utilities	87,436,234	87,436,234	—	—
Short-term investments	76,314,087	76,314,087	—	—
Total investments in securities	$1,397,084,150	$1,339,816,631	$57,267,519	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$16,112,633	$16,112,633	—	—
Consumer discretionary	27,895,153	19,967,313	$7,927,840	—
Financials	6,107,150	6,107,150	—	—
Health care	332,726	332,726	—	—
Industrials	989,745	989,745	—	—
Information technology	72,900,765	67,817,337	5,083,428	—
Real estate	751,495	751,495	—	—

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Fund (continued)
Short-term investments	$7,412,462	$7,412,462	—	—
Total investments in securities	$132,502,129	$119,490,861	$13,011,268	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$376,542,493	$376,542,493	—	—
Consumer discretionary	508,922,941	508,920,204	$2,737	—
Consumer staples	281,123,983	281,123,983	—	—
Energy	169,798,732	169,798,732	—	—
Financials	486,589,649	486,589,649	—	—
Health care	579,589,632	579,488,023	—	$101,609
Industrials	252,766,674	252,766,674	—	—
Information technology	1,174,943,913	1,174,943,913	—	—
Materials	101,604,329	101,604,329	—	—
Real estate	86,151,361	86,151,361	—	—
Utilities	100,252,899	100,252,899	—	—
Short-term investments	114,812,782	114,812,782	—	—
Total investments in securities	$4,233,099,388	$4,232,995,042	$2,737	$101,609
Derivatives:
Assets
Futures	$3,280,216	$3,280,216	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	190,765	—	$49,046,207	$(47,138,755)	$(331)	$(347)	$5,409	—	$1,906,774
Capital Appreciation Value Fund
John Hancock Collateral Trust	352,686	$2,077,345	$43,751,029	$(42,303,294)	$(539)	$694	$21,339	—	$3,525,235
Core Bond Fund
John Hancock Collateral Trust	—	—	$7,784,147	$(7,783,825)	$(322)	—	$662	—	—
High Yield Fund
John Hancock Collateral Trust	439,878	$2,375,359	$15,137,626	$(13,115,420)	$(1,948)	$1,142	$40,524	—	$4,396,759
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	4,395,031	$26,922,715	$438,160,839	$(421,142,222)	$(15,699)	$4,460	$362,691	—	$43,930,093
Mid Value Fund
John Hancock Collateral Trust	2,571,108	$22,095,028	$206,480,368	$(202,876,831)	$(5,383)	$6,073	$187,968	—	$25,699,255
Science & Technology Fund
John Hancock Collateral Trust	—	$1,229,283	$23,830,240	$(25,059,369)	$(159)	$5	$8,454	—	—
U.S. Sector Rotation Fund
John Hancock Collateral Trust	11,486,562	$180,838,338	$940,921,044	$(1,006,944,741)	$(1,232)	$(627)	$4,256,168	—	$114,812,782
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2023:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.